UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-22148

          Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders April 30, 2022
PSR	Invesco Active U.S. Real Estate ETF
PSMB	Invesco Balanced Multi-Asset Allocation ETF
PSMC	Invesco Conservative Multi-Asset Allocation ETF
PSMG	Invesco Growth Multi-Asset Allocation ETF
IHYF	Invesco High Yield Bond Factor ETF

PSMM	Invesco Moderately Conservative Multi-Asset Allocation ETF

PHDG	Invesco S&P 500® Downside Hedged ETF

GTO	Invesco Total Return Bond ETF

GSY	Invesco Ultra Short Duration ETF

VRIG	Invesco Variable Rate Investment Grade ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Active U.S. Real Estate ETF (PSR)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Apartments-10.64%
American Campus Communities, Inc.(b)	33,471	$2,164,570
Apartment Income REIT Corp.	36,564	1,797,852
AvalonBay Communities, Inc.	7,807	1,775,936
Camden Property Trust	11,702	1,835,927
Equity Residential	21,399	1,744,018
Essex Property Trust, Inc.	5,568	1,833,375
Mid-America Apartment Communities, Inc.	9,367	1,842,302
UDR, Inc.	33,492	1,782,109

		14,776,089

Data Centers-8.50%
Digital Realty Trust, Inc.	41,143	6,011,815
Equinix, Inc.	8,052	5,790,032

		11,801,847

Diversified-3.36%
Broadstone Net Lease, Inc.(b)	33,202	686,949
DigitalBridge Group, Inc.(c)	101,786	708,431
JBG SMITH Properties	26,344	694,428
W.P. Carey, Inc.	8,904	719,176
Washington REIT(b)	77,220	1,860,230

		4,669,214

Free Standing-3.42%
Agree Realty Corp.	11,941	811,033
Essential Properties Realty Trust, Inc.	32,611	782,664
Four Corners Property Trust, Inc.	28,862	792,551
National Retail Properties, Inc.	18,029	790,391
NETSTREIT Corp.(b)	35,561	768,829
Realty Income Corp.	11,512	798,472

		4,743,940

Health Care-9.07%
CareTrust REIT, Inc.	76,481	1,239,757
Healthcare Realty Trust, Inc.(b)	49,112	1,329,953
Healthpeak Properties, Inc.	38,502	1,263,251
LTC Properties, Inc.	36,886	1,217,238
Medical Properties Trust, Inc.(b)	66,450	1,222,016
National Health Investors, Inc.(b)	24,325	1,253,467
Omega Healthcare Investors, Inc.	49,534	1,262,126
Physicians Realty Trust	76,451	1,310,370
Ventas, Inc.	22,066	1,225,766
Welltower, Inc.	13,945	1,266,346

		12,590,290

Industrial-15.33%
Americold Realty Trust(b)	86,150	2,272,637
Duke Realty Corp.	41,503	2,272,289
EastGroup Properties, Inc.	12,037	2,256,938
First Industrial Realty Trust, Inc.	39,221	2,274,818
Prologis, Inc.	14,811	2,374,055
PS Business Parks, Inc.	14,588	2,730,874
Rexford Industrial Realty, Inc.	31,686	2,472,775
STAG Industrial, Inc.	60,412	2,254,576
Terreno Realty Corp.	32,648	2,375,142

		21,284,104

Infrastructure REITs-18.11%
American Tower Corp.	34,026	8,200,946

	Shares	Value

Infrastructure REITs-(continued)
Crown Castle International Corp.	45,247	$8,380,197
SBA Communications Corp., Class A	24,681	8,567,022

		25,148,165

Lodging Resorts-1.26%
Apple Hospitality REIT, Inc.	16,198	286,542
DiamondRock Hospitality Co.(c)	28,553	303,233
Pebblebrook Hotel Trust	11,726	286,349
RLJ Lodging Trust	20,490	287,270
Summit Hotel Properties, Inc.(b)(c)	29,389	290,069
Sunstone Hotel Investors, Inc.(c)	23,987	293,841

		1,747,304

Manufactured Homes-4.04%
Equity LifeStyle Properties, Inc.	24,476	1,891,505
Sun Communities, Inc.	10,462	1,836,813
UMH Properties, Inc.	80,263	1,887,786

		5,616,104

Office-6.28%
Alexandria Real Estate Equities, Inc.	6,720	1,224,115
Boston Properties, Inc.(b)	10,665	1,254,204
Corporate Office Properties Trust	47,291	1,262,197
Cousins Properties, Inc.(b)	34,536	1,239,842
Douglas Emmett, Inc.	42,175	1,242,476
Highwoods Properties, Inc.	30,607	1,249,990
Kilroy Realty Corp.	17,808	1,246,560

		8,719,384

Self Storage-8.39%
CubeSmart	48,262	2,292,928
Extra Space Storage, Inc.	12,183	2,314,770
Life Storage, Inc.	17,877	2,368,524
National Storage Affiliates Trust	40,651	2,300,846
Public Storage	6,389	2,373,513

		11,650,581

Shopping Centers-4.69%
Acadia Realty Trust	38,918	814,165
Brixmor Property Group, Inc.	31,934	810,485
Federal Realty Investment Trust	6,791	794,954
InvenTrust Properties Corp.	27,643	837,306
Kimco Realty Corp.	33,141	839,461
Phillips Edison & Co., Inc.(b)	23,953	811,049
SITE Centers Corp.	50,551	803,761
Urban Edge Properties	43,295	809,184

		6,520,365

Single Family Homes-2.65%
American Homes 4 Rent, Class A	46,608	1,846,143
Invitation Homes, Inc.	46,244	1,841,436

		3,687,579

Specialty-3.43%
Gaming and Leisure Properties, Inc.	26,282	1,166,395
Lamar Advertising Co., Class A	10,746	1,186,466
Outfront Media, Inc.	44,893	1,149,261
VICI Properties, Inc.(b)	42,470	1,266,031

		4,768,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Timber REITs-0.78%
PotlatchDeltic Corp.	10,087	$558,719
Rayonier, Inc.	12,118	523,498

		1,082,217

Total Common Stocks & Other Equity Interests (Cost $130,449,210)		138,805,336

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e) (Cost $25,667)	25,667	25,667

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $130,474,877)		138,831,003

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.10%
Invesco Private Government Fund, 0.40%(d)(e)(f)	3,794,728	$3,794,728
Invesco Private Prime Fund, 0.35%(d)(e)(f)	8,850,870	8,850,870

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,645,598)		12,645,598

TOTAL INVESTMENTS IN SECURITIES-109.07% (Cost $143,120,475)		151,476,601
OTHER ASSETS LESS LIABILITIES-(9.07)%		(12,597,507)

NET ASSETS-100.00%		$138,879,094

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,688	$1,463,337	$(1,450,358)	$-	$-	$25,667	$47
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	454,874	25,040,610	(21,700,756)	-	-	3,794,728	1,993	*
Invesco Private Prime Fund	1,061,374	53,196,629	(45,405,175)	-	(1,958)	8,850,870	5,038	*

Total	$1,528,936	$79,700,576	$(68,556,289)	$-	$(1,958)	$12,671,265	$7,078

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Property Type and Sub-Industry Breakdown
(% of the Fund’s Net Assets) as of April 30, 2022

Infrastructure REITs	18.11

Industrial	15.33

Apartments	10.64

Health Care	9.07

Data Centers	8.50

Self Storage	8.39

Office	6.28

Shopping Centers	4.69

Manufactured Homes	4.04

Specialty	3.43

Free Standing	3.42

Diversified	3.36

Single Family Homes	2.65

Lodging Resorts	1.26

Timber REITs	0.78

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

April 30, 2022

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-107.35%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/22	Value 04/30/22
Domestic Equity Funds-46.50%
Invesco Preferred ETF(b)	2.01%	$431,891	$397,003	$(69,728)	$(104,835)	$(841)	$13,078	52,405	$653,490
Invesco RAFI™ Strategic US ETF	11.44%	1,862,600	2,464,265	(466,023)	(229,368)	92,758	19,562	97,391	3,724,232
Invesco RAFI™ Strategic US Small Company ETF(b)	2.90%	1,196,360	864,511	(973,521)	(159,191)	15,309	5,129	27,018	943,468
Invesco Russell 1000 Dynamic Multifactor ETF	8.33%	1,630,133	1,618,952	(335,727)	(275,337)	73,889	9,164	59,998	2,711,910
Invesco S&P 500® Low Volatility ETF(b)	4.48%	986,309	773,904	(322,242)	(430)	20,875	12,032	22,317	1,458,416
Invesco S&P 500® Pure Growth ETF	12.33%	1,951,231	3,438,046	(555,140)	(903,986)	81,750	-	25,275	4,011,901
Invesco S&P MidCap Low Volatility ETF	3.02%	1,088,133	746,237	(828,277)	(55,647)	31,563	10,114	18,236	982,009
Invesco S&P SmallCap Low Volatility ETF	1.99%	982,475	613,457	(870,782)	(92,650)	15,400	9,201	14,199	647,900

Total Domestic Equity Funds		10,129,132	10,916,375	(4,421,440)	(1,821,444)	330,703	78,280		15,133,326

Fixed Income Funds-39.05%
Invesco 1-30 Laddered Treasury ETF	12.36%	1,514,703	3,096,161	(275,524)	(305,653)	(5,727)	15,164	126,699	4,023,960
Invesco Emerging Markets Sovereign Debt ETF	2.19%	216,350	633,870	(37,987)	(99,816)	(554)	9,080	34,981	711,863
Invesco Fundamental High Yield® Corporate Bond ETF	4.07%	645,931	890,685	(120,659)	(90,734)	(986)	13,586	75,198	1,324,237
Invesco Investment Grade Defensive ETF	1.95%	429,326	345,424	(95,816)	(39,814)	188	2,921	26,006	636,107
Invesco Investment Grade Value ETF	1.02%	215,506	185,727	(31,491)	(38,293)	1,428	2,737	13,948	331,170
Invesco PureBetaSM 0-5 Yr US TIPS ETF	4.15%	864,064	685,958	(180,225)	(21,077)	1,772	18,292	51,514	1,350,182
Invesco Senior Loan ETF(b)	2.57%	751,427	551,246	(446,479)	(15,629)	(4,403)	13,918	38,783	836,162
Invesco Taxable Municipal Bond ETF	5.56%	2,706,663	1,942,726	(2,340,557)	(222,320)	(278,670)	39,685	64,336	1,807,842
Invesco Variable Rate Investment Grade ETF	5.18%	860,156	1,033,663	(198,473)	(7,920)	(93)	4,228	67,710	1,687,333

Total Fixed Income Funds		8,204,126	9,365,460	(3,727,211)	(841,256)	(287,045)	119,611		12,708,856

Foreign Equity Funds-14.41%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	4.47%	1,185,074	938,695	(569,423)	(118,454)	25,520	31,412	50,358	1,453,835
Invesco RAFI™ Strategic Emerging Markets ETF(b)	2.78%	621,274	657,788	(245,087)	(119,163)	(10,704)	14,041	37,067	904,108
Invesco S&P Emerging Markets Low Volatility ETF	2.79%	645,051	515,976	(259,369)	(628)	5,678	19,049	35,895	906,708
Invesco S&P International Developed Low Volatility ETF	4.37%	981,203	756,903	(239,315)	(81,575)	5,757	19,593	47,431	1,422,973

Total Foreign Equity Funds		3,432,602	2,869,362	(1,313,194)	(319,820)	26,251	84,095		4,687,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2022

(Unaudited)

Schedule of Investments in Affiliated Issuers-107.35%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/22	Value 04/30/22
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)	0.01%	$125	$160,811	$(158,288)	$-	$-		$2		2,648	$2,648

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $33,615,849)	99.97%	21,765,985	23,312,008	(9,620,133)	(2,982,520)	69,909		281,988			32,532,454

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.38%
Invesco Private Government Fund, 0.40%(c)(d)	2.21%	557,164	9,979,383	(9,815,838)	-	-		437	*	720,709	720,709
Invesco Private Prime Fund, 0.35%(c)(d)	5.17%	1,313,309	20,934,596	(20,565,762)	-	(776)		1,416	*	1,681,367	1,681,367

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,402,076)	7.38%	1,870,473	30,913,979	(30,381,600)	-	(776)		1,853			2,402,076

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $36,017,925)	107.35%	$23,636,458	$54,225,987	$(40,001,733)	$(2,982,520)	$69,133	(e)	$283,841			$34,934,530

OTHER ASSETS LESS LIABILITIES	(7.35)%										(2,391,438)

NET ASSETS	100.00%										$32,543,092

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,201
Invesco Investment Grade Value ETF	1,707
Invesco PureBetaSM 0-5 Yr US TIPS ETF	310
Invesco RAFI™ Strategic Developed ex-US ETF	7,577

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2022
U.S. Equities	46.50
Fixed Income	39.05
International and Developed Equities	8.84
Emerging Markets Equities	5.57
Money Market Funds Plus Other Assets Less Liabilities	0.04

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

April 30, 2022

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-110.97%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/22	Value 04/30/22
Domestic Equity Funds-18.04%
Invesco Preferred ETF(b)	3.46%	$555,215	$316,835	$(242,832)	$(94,963)	$(19,306)	$14,654	41,295	$514,949
Invesco RAFI™ Strategic US ETF	2.70%	634,918	300,813	(540,858)	(17,283)	25,306	6,047	10,536	402,896
Invesco RAFI™ Strategic US Small Company ETF	1.62%	210,252	162,325	(104,471)	(26,930)	(263)	795	6,899	240,913
Invesco Russell 1000 Dynamic Multifactor ETF	2.89%	419,257	221,937	(178,891)	(36,725)	4,726	2,107	9,520	430,304
Invesco S&P 500® Low Volatility ETF	2.94%	211,343	365,892	(136,699)	(16,549)	13,989	2,751	6,702	437,976
Invesco S&P 500® Pure Growth ETF	4.43%	516,303	585,560	(271,413)	(173,266)	3,609	-	4,163	660,793
Invesco S&P SmallCap Low Volatility ETF	-	140,269	69,179	(203,263)	(7,634)	1,449	1,177	-	-

Total Domestic Equity Funds		2,687,557	2,022,541	(1,678,427)	(373,350)	29,510	27,531		2,687,831

Fixed Income Funds-77.27%
Invesco 1-30 Laddered Treasury ETF	13.67%	1,250,956	1,548,994	(534,597)	(217,567)	(10,731)	10,688	64,139	2,037,055
Invesco Emerging Markets Sovereign Debt ETF	3.43%	208,634	510,540	(123,957)	(81,890)	(2,888)	7,904	25,083	510,439
Invesco Fundamental High Yield® Corporate Bond ETF	13.02%	1,659,633	1,024,455	(554,680)	(182,472)	(8,005)	29,839	110,104	1,938,931
Invesco Investment Grade Defensive ETF	3.94%	551,533	271,587	(185,904)	(45,427)	(314)	3,376	24,016	587,431
Invesco Investment Grade Value ETF	2.10%	276,865	167,968	(87,077)	(42,684)	(75)	3,185	13,176	312,840
Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	6.88%	832,697	540,839	(328,301)	(18,478)	(1,285)	16,557	39,114	1,025,178
Invesco Senior Loan ETF(b)	5.31%	1,103,536	540,812	(833,013)	(8,973)	(11,261)	17,781	36,693	791,101
Invesco Taxable Municipal Bond ETF	16.68%	2,505,807	1,371,715	(924,397)	(406,743)	(61,330)	37,033	88,436	2,485,052
Invesco Variable Rate Investment Grade ETF	12.24%	2,141,055	1,047,571	(1,349,925)	(10,777)	(5,026)	8,357	73,150	1,822,898

Total Fixed Income Funds		10,530,716	7,024,481	(4,921,851)	(1,015,011)	(100,915)	134,720		11,510,925

Foreign Equity Funds-4.68%
Invesco RAFI™ Strategic Developed ex-US ETF	1.72%	276,946	140,992	(141,889)	(16,613)	(666)	6,737	8,903	257,030
Invesco RAFI™ Strategic Emerging Markets ETF(b)	1.13%	133,019	114,529	(55,470)	(24,711)	298	2,900	6,874	167,665
Invesco S&P International Developed Low Volatility ETF	1.83%	280,126	131,879	(123,870)	(15,491)	(416)	5,107	9,074	272,228

Total Foreign Equity Funds		690,091	387,400	(321,229)	(56,815)	(784)	14,744		696,923

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class(c)	-	-	163,517	(163,517)	-	-	3	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $16,161,333)	99.99%	13,908,364	9,597,939	(7,085,024)	(1,445,176)	(72,189)	176,998		14,895,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2022

(Unaudited)

Schedule of Investments in Affiliated Issuers- 110.97%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/22	Value 04/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.98%
Invesco Private Government Fund, 0.40%(c)(d)	3.29%	$592,730	$3,415,692	$(3,517,259)	$-	$-		$406	*	491,163	$491,163
Invesco Private Prime Fund, 0.35%(c)(d)	7.69%	1,460,114	6,904,678	(7,218,948)	-	(617)		1,230	*	1,145,227	1,145,227

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,636,390)	10.98%	2,052,844	10,320,370	(10,736,207)	-	(617)		1,636			1,636,390

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,797,723)	110.97%	$15,961,208	$19,918,309	$(17,821,231)	$(1,445,176)	$(72,806	)(e)	$178,634			$16,532,069

OTHER ASSETS LESS LIABILITIES	(10.97)%										(1,634,260)

NET ASSETS	100.00%										$14,897,809

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$4,044
Invesco Investment Grade Value ETF	2,157
Invesco PureBetaSM 0-5 Yr US TIPS ETF	294
Invesco RAFI™ Strategic Developed ex-US ETF	1,740

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2022
Fixed Income	77.27
U.S. Equities	18.04
International and Developed Equities	3.55
Emerging Markets Equities	1.13
Money Market Funds Plus Other Assets Less Liabilities	0.01

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Growth Multi-Asset Allocation ETF (PSMG)

April 30, 2022

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-103.70%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/22	Value 04/30/22
Domestic Equity Funds-59.88%
Invesco RAFI™ Strategic US ETF	14.84%	$2,142,039	$1,936,282	$(248,629)	$(142,191)	$14,858	$21,346	96,819	$3,702,359
Invesco RAFI™ Strategic US Small Company ETF(b)	4.23%	1,353,126	672,255	(811,977)	(143,295)	(13,779)	5,454	30,250	1,056,330
Invesco Russell 1000 Dynamic Multifactor ETF	11.35%	1,834,940	1,360,956	(158,820)	(216,599)	10,580	9,735	62,634	2,831,057
Invesco S&P 500® Low Volatility ETF	8.88%	1,168,713	1,202,883	(155,003)	(3,955)	2,792	14,593	33,901	2,215,430
Invesco S&P 500® Pure Growth ETF	14.33%	2,345,926	2,422,221	(345,181)	(878,092)	31,471	-	22,531	3,576,345
Invesco S&P MidCap Low Volatility ETF(b)	3.64%	1,160,366	527,753	(763,345)	(34,170)	18,492	10,172	16,882	909,096
Invesco S&P SmallCap Low Volatility ETF	2.61%	1,164,072	503,809	(935,538)	(79,929)	(1,958)	10,290	14,255	650,456

Total Domestic Equity Funds		11,169,182	8,626,159	(3,418,493)	(1,498,231)	62,456	71,590		14,941,073

Fixed Income Funds-20.75%
Invesco 1-30 Laddered Treasury ETF	9.34%	1,153,776	1,464,739	(69,812)	(216,158)	(2,219)	10,335	73,373	2,330,326
Invesco Fundamental High Yield® Corporate Bond ETF	2.05%	191,347	365,646	(16,424)	(28,574)	(601)	4,230	29,040	511,394
Invesco Investment Grade Defensive ETF	2.07%	190,759	364,416	(17,372)	(20,061)	675	1,498	21,138	517,035
Invesco Investment Grade Value ETF	-	191,497	98,357	(264,070)	(530)	(23,779)	1,788	-	-
Invesco PureBetaSM 0-5 Yr US TIPS ETF	2.09%	383,927	183,183	(37,692)	(8,065)	45	7,786	19,888	521,265
Invesco Senior Loan ETF(b)	1.55%	381,587	187,792	(172,548)	(7,086)	(2,290)	6,688	17,971	387,455
Invesco Taxable Municipal Bond ETF	1.56%	962,125	521,366	(930,654)	(49,647)	(115,269)	12,865	13,805	387,921
Invesco Variable Rate Investment Grade ETF	2.09%	382,197	185,603	(43,542)	(3,670)	489	1,649	20,910	521,077

Total Fixed Income Funds		3,837,215	3,371,102	(1,552,114)	(333,791)	(142,949)	46,839		5,176,473

Foreign Equity Funds-19.31%
Invesco RAFI™ Strategic Developed ex-US ETF	6.01%	1,436,092	745,751	(566,926)	(106,195)	1,097	36,209	51,988	1,500,893
Invesco RAFI™ Strategic Emerging Markets ETF(b)	3.50%	736,142	535,138	(254,361)	(116,577)	(27,771)	16,083	35,774	872,571
Invesco S&P Emerging Markets Low Volatility ETF	3.93%	859,851	433,611	(323,688)	4,561	5,450	24,368	38,788	979,785
Invesco S&P International Developed Low Volatility ETF	5.87%	1,356,364	632,999	(440,171)	(58,031)	(26,247)	25,717	48,829	1,464,914

Total Foreign Equity Funds		4,388,449	2,347,499	(1,585,146)	(276,242)	(47,471)	102,377		4,818,163

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)	0.03%	-	108,862	(101,620)	-	-	1	7,242	7,242

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $24,814,382)	99.97%	19,394,846	14,453,622	(6,657,373)	(2,108,264)	(127,964)	220,807		24,942,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

April 30, 2022

(Unaudited)

Schedule of Investments in Affiliated Issuers-103.70%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/22	Value 04/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.73%
Invesco Private Government Fund, 0.40%(c)(d)	1.12%	$370,776	$8,375,627	$(8,467,271)	$-	$-		$299	*	279,132	$279,132
Invesco Private Prime Fund, 0.35%(c)(d)	2.61%	865,143	18,253,058	(18,466,498)	-	(320)		972	*	651,383	651,383

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $930,515)	3.73%	1,235,919	26,628,685	(26,933,769)	-	(320)		1,271			930,515

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $25,744,897)	103.70%	$20,630,765	$41,082,307	$(33,591,142)	$(2,108,264)	$(128,284	)(e)	$222,078			$25,873,466

OTHER ASSETS LESS LIABILITIES	(3.70)%										(924,007)

NET ASSETS	100.00%										$24,949,459

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$1,382
Invesco Investment Grade Value ETF	1,475
Invesco PureBetaSM 0-5 Yr US TIPS ETF	133
Invesco RAFI™ Strategic Developed ex-US ETF	8,926

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)*
as of April 30, 2022
U.S. Equities	59.88
Fixed Income	20.75
International and Developed Equities	11.88
Emerging Markets Equities	7.43
Money Market Funds Plus Other Assets Less Liabilities	0.06

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Bond Factor ETF (IHYF)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-97.45%
Advertising-0.28%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$118,000	$107,384

Aerospace & Defense-2.74%
Bombardier, Inc. (Canada)
7.50%, 03/15/2025(b)	52,000	50,511
7.88%, 04/15/2027(b)(c)	109,000	101,675
Howmet Aerospace, Inc.	184,000	187,454
5.13%, 10/01/2024
6.88%, 05/01/2025	115,000	121,765
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	193,133
TransDigm, Inc., 6.25%, 03/15/2026(b)	274,000	273,278
Triumph Group, Inc., 8.88%, 06/01/2024(b)	127,000	131,605

		1,059,421

Airlines-2.39%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 10/01/2026	12,006	11,456
American Airlines, Inc., 11.75%, 07/15/2025(b)	132,000	152,055
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(b)	290,000	287,800
5.75%, 04/20/2029(b)	176,000	169,875
Delta Air Lines, Inc., 2.90%, 10/28/2024	211,000	201,498
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	99,164

		921,848

Alternative Carriers-1.17%
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039	177,000	158,314
Series U, 7.65%, 03/15/2042	75,000	67,277
Series Y, 7.50%, 04/01/2024	140,000	144,130
Qwest Corp., 7.25%, 09/15/2025	77,000	84,031

		453,752

Apparel Retail-0.14%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	55,832

Apparel, Accessories & Luxury Goods-0.61%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	91,747
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	142,999

		234,746

Auto Parts & Equipment-1.29%
Adient US LLC, 9.00%, 04/15/2025(b)	135,000	140,934
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	37,024
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	190,609
Tenneco, Inc., 7.88%, 01/15/2029(b)	130,000	131,525

		500,092

	Principal Amount	Value

Automobile Manufacturers-3.25%
Ford Motor Co.
9.00%, 04/22/2025	$81,000	$90,435
8.90%, 01/15/2032	114,000	135,491
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	200,000	195,877
5.13%, 06/16/2025	200,000	199,730
4.13%, 08/04/2025	200,000	192,238
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	216,000	189,849
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	118,856
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	134,000	133,129

		1,255,605

Automotive Retail-0.13%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	51,159

Biotechnology-0.18%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	84,000	71,442

Broadcasting-1.15%
AMC Networks, Inc., 5.00%, 04/01/2024	55,000	54,519
iHeartCommunications, Inc., 8.38%, 05/01/2027	45,000	44,628
Liberty Interactive LLC
8.50%, 07/15/2029	155,000	139,785
8.25%, 02/01/2030	79,000	69,898
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	83,000	68,946
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	64,990

		442,766

Building Products-0.57%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	89,000	74,161
Standard Industries, Inc., 5.00%, 02/15/2027(b)	156,000	147,993

		222,154

Cable & Satellite-4.92%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	88,000	88,335
5.00%, 02/01/2028(b)	294,000	280,426
CSC Holdings LLC
6.50%, 02/01/2029(b)	200,000	190,334
5.75%, 01/15/2030(b)	200,000	164,849
4.63%, 12/01/2030(b)	200,000	153,354
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 5.88%, 08/15/2027(b)	334,000	315,004
DISH DBS Corp.
7.38%, 07/01/2028	176,000	155,102
5.13%, 06/01/2029	133,000	104,005
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 09/15/2028(b)	40,000	34,970
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	193,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Cable & Satellite-(continued)
Telesat Canada/Telesat LLC (Canada)
5.63%, 12/06/2026(b)	$180,000	$128,487
4.88%, 06/01/2027(b)	137,000	93,345

		1,901,211

Casinos & Gaming-4.02%
Affinity Gaming, 6.88%, 12/15/2027(b)	187,000	175,401
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	101,000	105,665
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	193,000	197,313
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	203,757
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 07/21/2028(b)	200,000	167,100
5.38%, 12/04/2029(b)(c)	200,000	161,042
MGM Resorts International, 6.75%, 05/01/2025	168,000	172,188
Sabre GLBL, Inc., 7.38%, 09/01/2025(b)	117,000	118,402
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	261,000	252,870

		1,553,738

Commodity Chemicals-0.75%
Koppers, Inc., 6.00%, 02/15/2025(b)	112,000	108,524
Methanex Corp. (Canada), 5.13%, 10/15/2027	190,000	182,632

		291,156

Communications Equipment-1.04%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	40,000	34,850
Plantronics, Inc., 4.75%, 03/01/2029(b)	145,000	147,507
ViaSat, Inc., 5.63%, 04/15/2027(b)	238,000	221,176

		403,533

Construction & Engineering-0.82%
Arcosa, Inc., 4.38%, 04/15/2029(b)	120,000	109,643
Artera Services LLC, 9.03%, 12/04/2025(b)	159,000	150,463
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	63,000	57,564

		317,670

Construction Machinery & Heavy Trucks-0.36%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	40,000	41,456
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	99,507

		140,963

Construction Materials-0.20%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	75,615

Consumer Finance-2.70%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	191,000
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	79,148
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	126,683

	Principal Amount	Value

Consumer Finance-(continued)
Navient Corp.
6.13%, 03/25/2024	$163,000	$164,134
5.88%, 10/25/2024	77,000	76,520
5.00%, 03/15/2027(c)	153,000	139,566
5.63%, 08/01/2033	62,000	49,099
OneMain Finance Corp., 6.88%, 03/15/2025	72,000	72,676
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	145,031

		1,043,857

Department Stores-0.89%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	121,000	114,982
Nordstrom, Inc.
4.38%, 04/01/2030(c)	94,000	81,931
5.00%, 01/15/2044	177,000	147,064

		343,977

Diversified Banks-0.95%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)(c)	200,000	208,341
Intesa Sanpaolo S.p.A. (Italy), 4.95%, 06/01/2042(b)(e)	200,000	157,000

		365,341

Diversified Capital Markets-0.54%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(e)	213,000	209,059

Diversified Metals & Mining-0.23%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	87,478

Diversified REITs-2.27%
iStar, Inc., 4.75%, 10/01/2024	139,000	135,347
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024(c)	226,000	229,209
4.63%, 06/15/2025(b)	58,000	57,952
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	296,000	301,692
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	157,000	150,915

		875,115

Diversified Support Services-0.47%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	208,000	181,109

Drug Retail-0.35%
Rite Aid Corp., 8.00%, 11/15/2026(b)	160,000	134,702

Education Services-0.30%
Grand Canyon University, 4.13%, 10/01/2024(c)	118,000	115,166

Electric Utilities-2.32%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	201,513
FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	130,000	129,929
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	195,864
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	83,286	85,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Electric Utilities-(continued)
NRG Energy, Inc., 3.88%, 02/15/2032(b)	$163,000	$136,309
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	152,000	145,750

		894,525

Electrical Components & Equipment-0.58%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	106,000	107,326
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	118,561

		225,887

Electronic Components-0.89%
Imola Merger Corp., 4.75%, 05/15/2029(b)	221,000	205,812
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	137,311

		343,123

Environmental & Facilities Services-1.15%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	267,000	259,280
Stericycle, Inc., 5.38%, 07/15/2024(b)	187,000	186,600

		445,880

Financial Exchanges & Data-0.42%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	219,000	162,742

Food Distributors-0.79%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	190,968
US Foods, Inc., 6.25%, 04/15/2025(b)	112,000	115,220

		306,188

Food Retail-0.55%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	225,000	210,989

Footwear-0.40%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	153,947

Gas Utilities-0.32%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	122,000	122,011

Health Care Distributors-0.20%
Owens & Minor, Inc., 4.38%, 12/15/2024	78,000	77,793

Health Care Equipment-0.26%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	96,000	98,998

Health Care Facilities-1.81%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	36,000	35,956
HCA, Inc.
5.38%, 02/01/2025	251,000	258,169
7.69%, 06/15/2025	28,000	30,543
5.88%, 02/15/2026	145,000	149,917
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	26,754
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	204,000	198,812

		700,151

	Principal Amount	Value

Health Care REITs-0.23%
Diversified Healthcare Trust, 4.75%, 05/01/2024	$92,000	$87,533

Health Care Services-1.51%
Akumin, Inc., 7.00%, 11/01/2025(b)	155,000	130,801
Community Health Systems, Inc.
6.88%, 04/15/2029(b)(c)	102,000	89,603
6.13%, 04/01/2030(b)(c)	84,000	69,180
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	112,000	108,648
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	186,708

		584,940

Health Care Technology-0.32%
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(b)	135,000	124,453

Home Furnishings-0.33%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	154,000	127,558

Home Improvement Retail-0.50%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	81,000	76,452
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	114,996

		191,448

Homebuilding-0.63%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	167,052
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	75,751

		242,803

Homefurnishing Retail-0.23%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	89,533

Hotel & Resort REITs-1.01%
Service Properties Trust
4.50%, 06/15/2023	31,000	30,349
4.65%, 03/15/2024	108,000	102,212
4.35%, 10/01/2024	138,000	127,852
4.75%, 10/01/2026	150,000	129,202

		389,615

Hotels, Resorts & Cruise Lines-1.79%
Carnival Corp., 10.50%, 02/01/2026(b)	107,000	117,832
Royal Caribbean Cruises Ltd.
9.13%, 06/15/2023(b)	111,000	114,734
11.50%, 06/01/2025(b)	112,000	121,895
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	189,643
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	163,000	147,751

		691,855

Independent Power Producers & Energy Traders-0.50%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	270,000	194,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Industrial Conglomerates-0.65%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	$161,000	$157,580
6.25%, 05/15/2026	93,000	92,369

		249,949

Industrial Machinery-0.38%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	65,430
Ritchie Bros. Holdings, Inc. (Canada), 4.75%, 12/15/2031(b)	81,000	81,125

		146,555

Insurance Brokers-0.37%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	50,000	47,339
HUB International Ltd., 7.00%, 05/01/2026(b)	96,000	95,129

		142,468

Integrated Oil & Gas-0.86%
Occidental Petroleum Corp.
2.90%, 08/15/2024	203,000	198,691
5.55%, 03/15/2026	129,000	132,372

		331,063

Integrated Telecommunication Services-2.49%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	194,733
Embarq Corp., 8.00%, 06/01/2036	217,000	196,347
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	31,446	23,978
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	177,000	160,019
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	196,485
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	198,000	188,923

		960,485

Interactive Home Entertainment-0.39%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	151,266

Interactive Media & Services-1.28%
Audacy Capital Corp.
6.50%, 05/01/2027(b)	120,000	103,355
6.75%, 03/31/2029(b)	150,000	130,105
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	74,000	73,735
Diamond Sports Group LLC/Diamond Sports
Finance Co., 5.38%, 08/15/2026(b)	101,000	25,771
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	157,000	161,135

		494,101

Internet & Direct Marketing Retail-0.90%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	79,000	73,182
QVC, Inc.
4.85%, 04/01/2024	108,000	108,003
4.75%, 02/15/2027	125,000	112,280
5.45%, 08/15/2034	68,000	54,616

		348,081

	Principal Amount	Value

Internet Services & Infrastructure-0.26%
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	$114,000	$102,127

Investment Banking & Brokerage-0.47%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	47,855
NFP Corp., 6.88%, 08/15/2028(b)	119,000	105,163
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	27,228

		180,246

Leisure Facilities-0.49%
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	184,000	188,381

Life & Health Insurance-0.22%
Provident Financing Trust I, 7.41%, 03/15/2038	75,000	85,963

Managed Health Care-0.35%
Centene Corp., 4.25%, 12/15/2027	141,000	136,395

Marine-0.57%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	161,000	148,926
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	71,624

		220,550

Metal & Glass Containers-1.31%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(b)	200,000	198,880
5.25%, 08/15/2027(b)	208,000	177,985
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	30,355
7.25%, 04/15/2025(b)	28,000	26,638
TriMas Corp., 4.13%, 04/15/2029(b)	81,000	72,603

		506,461

Mortgage REITs-0.86%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025(b)	82,000	80,665
4.75%, 06/15/2029(b)	85,000	76,625
New Residential Investment Corp., 6.25%, 10/15/2025(b)	115,000	109,694
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	63,551

		330,535

Movies & Entertainment-0.90%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	196,858
Netflix, Inc., 5.88%, 11/15/2028	147,000	151,778

		348,636

Office Services & Supplies-0.75%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	148,984
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	78,000	72,204
7.25%, 03/15/2029(b)(c)	75,000	68,671

		289,859

Oil & Gas Drilling-1.23%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	85,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Oil & Gas Drilling-(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	$235,000	$221,439
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	71,000	67,671
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	104,000	99,002

		473,522

Oil & Gas Equipment & Services-0.36%
Oceaneering International, Inc., 4.65%, 11/15/2024	145,000	140,460

Oil & Gas Exploration & Production-4.36%
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	119,000	119,146
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	161,000	161,587
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	137,000	140,779
EQT Corp., 6.63%, 02/01/2025	137,000	142,638
Genesis Energy L.P./Genesis Energy Finance Corp.
5.63%, 06/15/2024	221,000	217,004
8.00%, 01/15/2027	112,000	109,995
Murphy Oil Corp.
6.88%, 08/15/2024	75,000	75,189
6.38%, 12/01/2042	90,000	81,390
PDC Energy, Inc.
6.13%, 09/15/2024	77,000	77,273
5.75%, 05/15/2026	80,000	77,939
Southwestern Energy Co., 5.95%, 01/23/2025	88,000	89,376
Talos Production, Inc., 12.00%, 01/15/2026	78,000	83,969
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	144,000	143,421
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	163,087

		1,682,793

Oil & Gas Refining & Marketing-2.36%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	118,000	125,669
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	244,000	236,390
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	70,000	68,166
4.85%, 07/15/2026	118,000	114,893
5.45%, 06/01/2047	96,000	77,944
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/2025(b)(c)	198,000	205,549
6.00%, 02/15/2028	36,000	31,749
Weatherford International Ltd., 11.00%, 12/01/2024(b)	51,000	52,603

		912,963

Oil & Gas Storage & Transportation-4.71%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	59,117
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	110,000	105,597
EnLink Midstream LLC, 5.38%, 06/01/2029(c)	194,000	189,092
EQM Midstream Partners L.P., 4.00%, 08/01/2024	118,000	114,243
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	81,944

	Principal Amount	Value

Oil & Gas Storage & Transportation-(continued)
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	$200,000	$198,503
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	189,000	186,047
6.50%, 09/30/2026(b)	141,000	136,616
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	104,000	97,299
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(b)	75,000	76,684
6.00%, 12/31/2030(b)	138,000	127,819
Western Midstream Operating L.P.
3.60%, 02/01/2025	190,000	181,950
3.95%, 06/01/2025	39,000	37,666
5.75%, 02/01/2050	258,000	227,835

		1,820,412

Other Diversified Financial Services-1.86%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	90,056
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	190,171
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(d)	232,120	200,491
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	166,802
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	85,000	70,701

		718,221

Packaged Foods & Meats-1.00%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	232,000	216,275
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	170,000	171,445

		387,720

Paper Packaging-0.21%
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	82,000	80,765

Paper Products-0.92%
Clearwater Paper Corp., 5.38%, 02/01/2025(b) .	75,000	75,041
Domtar Corp., 6.75%, 10/01/2028(b)(c)	283,000	281,029

		356,070

Personal Products-1.36%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	116,000	134,263
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	247,000	243,438
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	146,400

		524,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Pharmaceuticals-2.95%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	$230,000	$222,955
6.13%, 02/01/2027(b)	35,000	33,668
5.00%, 01/30/2028(b)	151,000	111,646
6.25%, 02/15/2029(b)	215,000	156,709
5.25%, 01/30/2030(b)	172,000	119,588
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	15,750
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	210,000	183,971
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	146,000	129,011
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	183,000	167,181

		1,140,479

Reinsurance-0.17%
Enstar Finance LLC, 5.75%, 09/01/2040(e)	65,000	64,053

Restaurants-0.12%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	47,418

Retail REITs-0.17%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)(c)	68,000	65,963

Security & Alarm Services-0.67%
CoreCivic, Inc.
4.63%, 05/01/2023	120,000	120,509
4.75%, 10/15/2027	153,000	136,607

		257,116

Specialized Consumer Services-0.13%
WW International, Inc., 4.50%, 04/15/2029(b)	62,000	49,136

Specialized REITs-0.75%
Iron Mountain, Inc.
4.88%, 09/15/2029(b)	127,000	116,567
5.25%, 07/15/2030(b)	188,000	172,635

		289,202

Specialty Chemicals-1.18%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	150,691
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	240,000	228,297
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	76,896

		455,884

Specialty Stores-1.54%
Bath & Body Works, Inc.
6.63%, 10/01/2030(b)	77,000	76,731
6.88%, 11/01/2035	138,000	135,110
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	100,268
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)(c)	39,000	30,756
Staples, Inc., 7.50%, 04/15/2026(b)	263,000	251,583

		594,448

	Principal Amount	Value

Steel-0.71%
Carpenter Technology Corp., 6.38%, 07/15/2028	$172,000	$171,687
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	103,360

		275,047

Systems Software-0.78%
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	150,000	150,000
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	150,963

		300,963

Technology Hardware, Storage & Peripherals-1.20%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	113,000	99,095
Xerox Corp., 6.75%, 12/15/2039	147,000	138,269
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	57,000	54,663
5.50%, 08/15/2028(b)(c)	189,000	170,450

		462,477

Thrifts & Mortgage Finance-0.99%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	137,000	136,937
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	84,552
Radian Group, Inc.
4.50%, 10/01/2024	49,000	47,780
6.63%, 03/15/2025(c)	111,000	113,152

		382,421

Tires & Rubber-0.28%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	101,000	107,818

Tobacco-0.24%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	93,190

Wireless Telecommunication Services-2.25%
Sprint Corp.
7.88%, 09/15/2023	235,000	245,585
7.13%, 06/15/2024	235,000	247,642
7.63%, 02/15/2025	199,000	211,909
T-Mobile USA, Inc.
2.25%, 02/15/2026(c)	99,000	90,940
2.25%, 02/15/2026(b)	80,000	73,487

		869,563

Total U.S. Dollar Denominated Bonds & Notes (Cost $40,466,116)		37,647,505

U.S. Treasury Securities-0.36%
U.S. Treasury Bills-0.36%(f)
0.28%-0.41%, 05/26/2022(g)	107,000	106,978
0.93%-0.97%, 09/15/2022(g)	32,000	31,871

Total U.S. Treasury Securities (Cost $138,855)		138,849

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.81% (Cost $40,604,971)		37,786,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.34%
Invesco Private Government Fund, 0.40%(h)(i)(j)	619,391	$619,391
Invesco Private Prime Fund, 0.35%(h)(i)(j)	1,446,095	1,446,095

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,065,486)		2,065,486

TOTAL INVESTMENTS IN SECURITIES-103.15% (Cost $42,670,457)		39,851,840
OTHER ASSETS LESS LIABILITIES-(3.15)%		(1,218,356)

NET ASSETS-100.00%		$38,633,484

Investment Abbreviations:

PIK-Pay-in-Kind

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $26,207,569, which represented 67.84% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	$111,958 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$242,352	$6,333,622	$(6,575,974)	$-	$-	$-	$204
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,418,750	3,835,327	(4,634,686)	-	-	619,391	589	*
Invesco Private Prime Fund	3,310,417	5,375,907	(7,238,563)	-	(1,666)	1,446,095	2,183	*

Total	$4,971,519	$15,544,856	$(18,449,223)	$-	$(1,666)	$2,065,486	$2,976

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	34	June-2022	$4,051,313	$(190,569)	$(190,569)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

April 30, 2022

(Unaudited)

Open Futures Contracts–(continued)
Long Futures Contracts–(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Ultra Notes	12	June-2022	$1,548,000	$(119,920)	$(119,920)
U.S. Treasury 5 Year Notes	7	June-2022	788,703	(38,186)	(38,186)

Subtotal–Long Futures Contracts				(348,675)	(348,675)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	23	June-2022	(4,848,688)	45,921	45,921
U.S. Treasury Long Bonds	2	June-2022	(281,375)	19,059	19,059

Subtotal–Short Futures Contracts				64,980	64,980

Total Futures Contracts				$(283,695)	$(283,695)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00%	Quarterly	12/20/2026	4.275%	USD 1,600,000	$98,598	$51,826	$(46,772)

(a)	Centrally cleared swap agreements collateralized by $173,285 cash held with the broker.
(b)

Implied credit spreads represent the current level as of April 30, 2022 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Portfolio Composition

Security Type Breakdown
(% of the Fund’s Net Assets)

as of April 30, 2022

U.S. Dollar Denominated Bonds & Notes	97.45
U.S. Treasury Securities	0.36
Money Market Funds Plus Other Assets
Less Liabilities	2.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

April 30, 2022

(Unaudited)

Schedule of Investments

Schedule of Investments in Affiliated Issuers-113.63%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 04/30/22	Value 04/30/22
Domestic Equity Funds-32.42%
Invesco Preferred ETF(b)	2.99%	$544,267	$1,074,750	$(686,732)	$(135,386)	$(26,266)	$18,349	61,799	$770,633
Invesco RAFI™ Strategic US ETF	8.03%	1,379,920	2,801,317	(1,992,234)	(270,774)	154,647	15,021	54,207	2,072,876
Invesco RAFI™ Strategic US Small Company ETF(b)	1.92%	456,592	880,832	(766,487)	(115,720)	39,739	2,030	14,174	494,956
Invesco Russell 1000 Dynamic Multifactor ETF	5.34%	1,003,769	1,944,223	(1,419,240)	(206,359)	54,625	5,858	30,465	1,377,018
Invesco S&P 500® Low Volatility ETF	2.96%	552,112	1,044,727	(839,655)	(48,461)	54,892	7,459	11,685	763,615
Invesco S&P 500® Pure Growth ETF	8.24%	1,349,336	3,455,617	(2,026,243)	(664,615)	12,728	-	13,399	2,126,823
Invesco S&P MidCap Low Volatility ETF	2.94%	365,468	1,038,952	(613,743)	(38,935)	7,597	3,519	14,101	759,339
Invesco S&P SmallCap Low Volatility ETF	-	366,638	656,504	(999,959)	(36,340)	13,157	3,554	-	-

Total Domestic Equity Funds		6,018,102	12,896,922	(9,344,293)	(1,516,590)	311,119	55,790		8,365,260

Fixed Income Funds-58.06%
Invesco 1-30 Laddered Treasury ETF	13.07%	1,453,533	4,765,945	(2,493,484)	(323,058)	(31,009)	16,331	106,169	3,371,927
Invesco Emerging Markets Sovereign Debt ETF(b)	2.46%	181,693	976,391	(412,499)	(94,656)	(14,829)	9,565	31,258	636,100
Invesco Fundamental High Yield® Corporate Bond ETF(b)	8.08%	1,627,107	3,067,075	(2,360,708)	(179,468)	(69,845)	34,547	118,351	2,084,161
Invesco Investment Grade Defensive ETF	2.65%	450,598	897,763	(614,038)	(46,052)	(1,545)	3,504	27,932	683,217
Invesco Investment Grade Value ETF	1.41%	271,436	514,299	(365,162)	(45,873)	(8,519)	3,778	15,328	363,936
Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	5.97%	906,909	2,011,032	(1,365,605)	(24,165)	11,508	19,985	58,731	1,539,339
Invesco Senior Loan ETF(b)	3.98%	811,241	1,534,789	(1,284,288)	(20,544)	(15,071)	17,170	47,594	1,026,127
Invesco Taxable Municipal Bond ETF(b)	13.25%	2,909,041	5,567,742	(4,368,979)	(468,150)	(220,558)	51,682	121,676	3,419,096
Invesco Variable Rate Investment Grade ETF	7.19%	1,715,344	3,214,398	(3,058,033)	(10,478)	(5,488)	8,180	74,468	1,855,743

Total Fixed Income Funds		10,326,902	22,549,434	(16,322,796)	(1,212,444)	(355,356)	164,742		14,979,646

Foreign Equity Funds-9.50%
Invesco RAFI™ Strategic Developed ex-US ETF	2.99%	633,217	1,224,663	(1,007,812)	(78,646)	3,778	17,448	26,705	770,973
Invesco RAFI™ Strategic Emerging Markets ETF(b)	1.82%	347,774	779,751	(561,928)	(71,872)	(23,804)	8,196	19,266	469,921
Invesco S&P Emerging Markets Low Volatility ETF	1.85%	361,083	697,809	(580,119)	(18,521)	18,753	11,104	18,963	479,005
Invesco S&P International Developed Low Volatility ETF	2.84%	549,249	1,023,830	(784,544)	(46,974)	(9,449)	11,400	24,403	732,112

Total Foreign Equity Funds		1,891,323	3,726,053	(2,934,403)	(216,013)	(10,722)	48,148		2,452,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2022

(Unaudited)

Schedule of Investments in Affiliated Issuers-113.63%(a)

	% of Net Assets 04/30/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 04/30/22	Value 04/30/22
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	$-	$-	$164,929	$(164,929)	$-		$3		-	$-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $27,937,865)	99.98%	18,236,327	39,172,409	(28,436,563)	(3,109,976)	(54,959)		268,683			25,796,917

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.65%
Invesco Private Government Fund, 0.40%(c)(d)	4.10%	756,635	11,665,570	(11,364,947)	-	-		586	*	1,057,258	1,057,258
Invesco Private Prime Fund, 0.35%(c)(d)	9.55%	1,765,482	22,394,479	(21,693,187)	-	(749)		1,713	*	2,466,025	2,466,025

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,523,283)	13.65%	2,522,117	34,060,049	(33,058,134)	-	(749)		2,299			3,523,283

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $31,461,148)	113.63%	$20,758,444	$73,232,458	$(61,494,697)	$(3,109,976)	$(55,708	)(e)	$270,982			$29,320,200

OTHER ASSETS LESS LIABILITIES	(13.63)%										(3,517,127)

NET ASSETS	100.00%										$25,803,073

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,509
Invesco Investment Grade Value ETF	2,245
Invesco PureBetaSM 0-5 Yr US TIPS ETF	340
Invesco RAFI™ Strategic Developed ex-US ETF	4,227

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Market Segment Breakdown
(% of the Fund’s Net Assets)*

as of April 30, 2022

Fixed Income	58.06
U.S. Equities	32.42
International and Developed Equities	5.83
Emerging Markets Equities	3.67
Money Market Funds Plus Other Assets Less Liabilities	0.02

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Downside Hedged ETF (PHDG)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-66.92%
Communication Services-5.78%
Activision Blizzard, Inc.	5,372	$406,123
Alphabet, Inc., Class A(b)	2,074	4,733,262
Alphabet, Inc., Class C(b)	1,915	4,403,217
AT&T, Inc.	49,241	928,685
Charter Communications, Inc., Class A(b)	822	352,219
Comcast Corp., Class A	31,194	1,240,274
DISH Network Corp., Class A(b)	1,722	49,094
Electronic Arts, Inc.	1,939	228,899
Fox Corp., Class A	2,177	78,024
Fox Corp., Class B	1,005	33,406
Interpublic Group of Cos., Inc. (The)	2,714	88,531
Live Nation Entertainment, Inc.(b)	931	97,643
Lumen Technologies, Inc.	6,354	63,921
Match Group, Inc.(b)	1,952	154,501
Meta Platforms, Inc., Class A(b)	15,923	3,192,084
Netflix, Inc.(b)	3,062	582,882
News Corp., Class A	2,695	53,523
News Corp., Class B	835	16,625
Omnicom Group, Inc.(c)	1,441	109,703
Paramount Global, Class B	4,184	121,838
Take-Two Interactive Software, Inc.(b)	796	95,130
T-Mobile US, Inc.(b)	4,048	498,471
Twitter, Inc.(b)	5,513	270,247
Verizon Communications, Inc.	28,948	1,340,292
Walt Disney Co. (The)(b)	12,555	1,401,515
Warner Bros Discovery, Inc.(b)	15,249	276,769

		20,816,878

Consumer Discretionary-7.67%
Advance Auto Parts, Inc.	430	85,841
Amazon.com, Inc.(b)	3,018	7,501,631
Aptiv PLC(b)	1,865	198,436
AutoZone, Inc.(b)	143	279,632
Bath & Body Works, Inc.	1,777	93,986
Best Buy Co., Inc.	1,493	134,266
Booking Holdings, Inc.(b)	283	625,518
BorgWarner, Inc.	1,653	60,880
Caesars Entertainment, Inc.(b)	1,474	97,697
CarMax, Inc.(b)	1,115	95,645
Carnival Corp.(b)(c)	5,578	96,499
Chipotle Mexican Grill, Inc.(b)	194	282,388
D.R. Horton, Inc.	2,224	154,768
Darden Restaurants, Inc.	881	116,054
Dollar General Corp.	1,598	379,573
Dollar Tree, Inc.(b)	1,551	251,960
Domino’s Pizza, Inc.	252	85,176
eBay, Inc.	4,316	224,087
Etsy, Inc.(b)(c)	874	81,448
Expedia Group, Inc.(b)	1,036	181,041
Ford Motor Co.	27,123	384,062
Garmin Ltd.	1,047	114,898
General Motors Co.(b)	10,020	379,858
Genuine Parts Co.	982	127,709
Hasbro, Inc.	894	78,726
Hilton Worldwide Holdings, Inc.(b)	1,922	298,467
Home Depot, Inc. (The)	7,201	2,163,180
Las Vegas Sands Corp.(b)	2,371	84,005

	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class A	1,802	$137,835
LKQ Corp.	1,849	91,766
Lowe’s Cos., Inc.	4,646	918,654
Marriott International, Inc., Class A(b)	1,887	334,980
McDonald’s Corp.	5,152	1,283,672
MGM Resorts International	2,597	106,581
Mohawk Industries, Inc.(b)	378	53,321
Newell Brands, Inc.	2,611	60,445
NIKE, Inc., Class B	8,800	1,097,360
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,874	57,566
NVR, Inc.(b)	22	96,277
O’Reilly Automotive, Inc.(b)	464	281,439
Penn National Gaming, Inc.(b)	1,145	41,873
Pool Corp.	276	111,841
PulteGroup, Inc.	1,715	71,618
PVH Corp.	482	35,080
Ralph Lauren Corp.	319	33,284
Ross Stores, Inc.	2,437	243,140
Royal Caribbean Cruises Ltd.(b)	1,546	120,171
Starbucks Corp.	7,932	592,044
Tapestry, Inc.	1,820	59,914
Target Corp.	3,304	755,460
Tesla, Inc.(b)	5,773	5,026,897
TJX Cos., Inc. (The)	8,226	504,089
Tractor Supply Co.	785	158,138
Ulta Beauty, Inc.(b)	373	148,006
Under Armour, Inc., Class A(b)	1,301	19,983
Under Armour, Inc., Class C(b)	1,483	21,044
VF Corp.	2,226	115,752
Whirlpool Corp.(c)	406	73,697
Wynn Resorts Ltd.(b)	726	51,168
Yum! Brands, Inc.	1,993	233,201

		27,593,727

Consumer Staples-4.56%
Altria Group, Inc.	12,572	698,626
Archer-Daniels-Midland Co.	3,858	345,522
Brown-Forman Corp., Class B	1,260	84,974
Campbell Soup Co.	1,394	65,825
Church & Dwight Co., Inc.	1,668	162,730
Clorox Co. (The)(c)	848	121,663
Coca-Cola Co. (The)	26,806	1,731,936
Colgate-Palmolive Co.	5,812	447,815
Conagra Brands, Inc.	3,308	115,548
Constellation Brands, Inc., Class A	1,133	278,820
Costco Wholesale Corp.	3,058	1,626,000
Estee Lauder Cos., Inc. (The), Class A	1,603	423,288
General Mills, Inc.	4,160	294,237
Hershey Co. (The)	1,003	226,447
Hormel Foods Corp.	1,946	101,951
JM Smucker Co. (The)	747	102,287
Kellogg Co.	1,764	120,834
Kimberly-Clark Corp.	2,323	322,502
Kraft Heinz Co. (The)	4,896	208,716
Kroger Co. (The)	4,614	248,971
Lamb Weston Holdings, Inc.	1,001	66,166
McCormick & Co., Inc.	1,722	173,182
Molson Coors Beverage Co., Class B	1,299	70,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Mondelez International, Inc., Class A	9,573	$617,267
Monster Beverage Corp.(b)	2,591	221,997
PepsiCo, Inc.	9,539	1,637,942
Philip Morris International, Inc.	10,687	1,068,700
Procter & Gamble Co. (The)	16,529	2,653,731
Sysco Corp.	3,499	299,094
Tyson Foods, Inc., Class A	2,017	187,904
Walgreens Boots Alliance, Inc.	4,940	209,456
Walmart, Inc.	9,755	1,492,417

		16,426,876

Energy-2.79%
APA Corp.	2,505	102,530
Baker Hughes Co., Class A	6,245	193,720
Chevron Corp.	13,293	2,082,614
ConocoPhillips	8,980	857,770
Coterra Energy, Inc.	5,610	161,512
Devon Energy Corp.	4,341	252,516
Diamondback Energy, Inc.	1,175	148,320
EOG Resources, Inc.	4,035	471,127
Exxon Mobil Corp.	29,193	2,488,703
Halliburton Co.	6,196	220,701
Hess Corp.	1,901	195,936
Kinder Morgan, Inc.	13,447	244,063
Marathon Oil Corp.	5,368	133,770
Marathon Petroleum Corp.	3,993	348,429
Occidental Petroleum Corp.	6,119	337,096
ONEOK, Inc.	3,075	194,740
Phillips 66	3,226	279,888
Pioneer Natural Resources Co.	1,566	364,048
Schlumberger N.V	9,678	377,539
Valero Energy Corp.	2,819	314,262
Williams Cos., Inc. (The)	8,378	287,282

		10,056,566

Financials-7.33%
Aflac, Inc.	4,137	236,967
Allstate Corp. (The)	1,935	244,855
American Express Co.	4,242	741,120
American International Group, Inc.	5,726	335,028
Ameriprise Financial, Inc.	765	203,100
Aon PLC, Class A	1,481	426,513
Arthur J. Gallagher & Co.	1,438	242,289
Assurant, Inc.	393	71,479
Bank of America Corp.	49,017	1,748,927
Bank of New York Mellon Corp. (The)	5,102	214,590
Berkshire Hathaway, Inc., Class B(b)	12,629	4,077,020
BlackRock, Inc.	983	614,060
Brown & Brown, Inc.	1,617	100,222
Capital One Financial Corp.	2,854	355,665
Cboe Global Markets, Inc.	735	83,040
Charles Schwab Corp. (The)	10,366	687,577
Chubb Ltd.	2,971	613,363
Cincinnati Financial Corp.	1,033	126,708
Citigroup, Inc.	13,684	659,706
Citizens Financial Group, Inc.	3,413	134,472
CME Group, Inc., Class A	2,479	543,744
Comerica, Inc.	901	73,792
Discover Financial Services	1,986	223,346
Everest Re Group Ltd.	272	74,721
FactSet Research Systems, Inc.	260	104,907

	Shares	Value
Financials-(continued)
Fifth Third Bancorp	4,715	$176,954
First Republic Bank	1,236	184,436
Franklin Resources, Inc.	1,939	47,680
Globe Life, Inc.	641	62,869
Goldman Sachs Group, Inc. (The)	2,341	715,152
Hartford Financial Services Group, Inc. (The)	2,309	161,468
Huntington Bancshares, Inc.	9,914	130,369
Intercontinental Exchange, Inc.	3,874	448,648
Invesco Ltd.(d)	460	8,455
JPMorgan Chase & Co.	20,378	2,432,318
KeyCorp	6,405	123,680
Lincoln National Corp.	1,149	69,112
Loews Corp.	1,352	84,960
M&T Bank Corp.	1,235	205,800
MarketAxess Holdings, Inc.	262	69,066
Marsh & McLennan Cos., Inc.	3,481	562,878
MetLife, Inc.	4,839	317,825
Moody’s Corp.	1,115	352,875
Morgan Stanley	9,776	787,848
MSCI, Inc.	561	236,321
Nasdaq, Inc.	807	126,998
Northern Trust Corp.	1,432	147,568
PNC Financial Services Group, Inc. (The)	2,896	481,026
Principal Financial Group, Inc.	1,676	114,203
Progressive Corp. (The)	4,029	432,553
Prudential Financial, Inc.	2,606	282,777
Raymond James Financial, Inc.	1,289	125,626
Regions Financial Corp.	6,496	134,597
S&P Global, Inc.	2,442	919,413
Signature Bank	432	104,652
State Street Corp.	2,524	169,032
SVB Financial Group(b)	406	197,982
Synchrony Financial	3,595	132,332
T. Rowe Price Group, Inc.(c)	1,580	194,403
Travelers Cos., Inc. (The)	1,663	284,473
Truist Financial Corp.	9,205	445,062
U.S. Bancorp	9,312	452,191
W.R. Berkley Corp.	1,445	96,078
Wells Fargo & Co.	26,795	1,169,066
Willis Towers Watson PLC	841	180,697
Zions Bancorporation N.A	1,045	59,053

		26,365,707

Health Care-9.51%
Abbott Laboratories	12,194	1,384,019
AbbVie, Inc.	12,191	1,790,614
ABIOMED, Inc.(b)	314	89,986
Agilent Technologies, Inc.	2,071	247,008
Align Technology, Inc.(b)	505	146,405
AmerisourceBergen Corp.	1,038	157,039
Amgen, Inc.	3,884	905,710
Anthem, Inc.	1,674	840,231
Baxter International, Inc.(c)	3,453	245,370
Becton, Dickinson and Co.	1,963	485,234
Biogen, Inc.(b)	1,012	209,929
Bio-Rad Laboratories, Inc., Class A(b)	149	76,297
Bio-Techne Corp.	271	102,896
Boston Scientific Corp.(b)	9,826	413,773
Bristol-Myers Squibb Co.	15,031	1,131,383
Cardinal Health, Inc.	1,911	110,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	1,235	$111,842
Centene Corp.(b)	4,023	324,053
Cerner Corp.	2,029	189,996
Charles River Laboratories International, Inc.(b)	348	84,045
Cigna Corp.	2,227	549,579
Cooper Cos., Inc. (The)	340	122,754
CVS Health Corp.	9,051	870,073
Danaher Corp.	4,388	1,101,958
DaVita, Inc.(b)	425	46,057
DENTSPLY SIRONA, Inc.	1,507	60,265
DexCom, Inc.(b)	668	272,931
Edwards Lifesciences Corp.(b)	4,305	455,383
Eli Lilly and Co.	5,475	1,599,412
Gilead Sciences, Inc.	8,650	513,291
HCA Healthcare, Inc.	1,652	354,437
Henry Schein, Inc.(b)	956	77,532
Hologic, Inc.(b)	1,724	124,111
Humana, Inc.	886	393,880
IDEXX Laboratories, Inc.(b)	585	251,831
Illumina, Inc.(b)	1,078	319,789
Incyte Corp.(b)	1,297	97,223
Intuitive Surgical, Inc.(b)	2,467	590,353
IQVIA Holdings, Inc.(b)	1,317	287,093
Johnson & Johnson	18,154	3,276,071
Laboratory Corp. of America Holdings(b)	642	154,260
McKesson Corp.	1,033	319,827
Medtronic PLC	9,271	967,522
Merck & Co., Inc.	17,418	1,544,802
Mettler-Toledo International, Inc.(b)	159	203,127
Moderna, Inc.(b)	2,432	326,885
Molina Healthcare, Inc.(b)	403	126,320
Organon & Co.	1,749	56,545
PerkinElmer, Inc.	870	127,551
Pfizer, Inc.	38,704	1,899,205
Quest Diagnostics, Inc.	821	109,883
Regeneron Pharmaceuticals, Inc.(b)	736	485,105
ResMed, Inc.	1,008	201,570
STERIS PLC	691	154,818
Stryker Corp.	2,316	558,758
Teleflex, Inc.	323	92,255
Thermo Fisher Scientific, Inc.	2,718	1,502,837
UnitedHealth Group, Inc.	6,495	3,303,032
Universal Health Services, Inc., Class B	504	61,755
Vertex Pharmaceuticals, Inc.(b)	1,756	479,774
Viatris, Inc.	8,340	86,152
Waters Corp.(b)	421	127,571
West Pharmaceutical Services, Inc.	511	160,996
Zimmer Biomet Holdings, Inc.	1,440	173,880
Zoetis, Inc.	3,262	578,189

		34,213,406

Industrials-5.23%
3M Co.	3,938	567,938
A.O. Smith Corp.	907	52,996
Alaska Air Group, Inc.(b)(c)	868	47,211
Allegion PLC	619	70,715
American Airlines Group, Inc.(b)(c)	4,466	83,827
AMETEK, Inc.	1,595	201,385
Boeing Co. (The)(b)	3,779	562,466

	Shares	Value
Industrials-(continued)
C.H. Robinson Worldwide, Inc.	897	$95,217
Carrier Global Corp.	5,899	225,755
Caterpillar, Inc.	3,730	785,314
Cintas Corp.	608	241,534
Copart, Inc.(b)	1,472	167,293
CSX Corp.	15,294	525,196
Cummins, Inc.	982	185,785
Deere & Co.	1,934	730,182
Delta Air Lines, Inc.(b)	4,414	189,934
Dover Corp.	993	132,367
Eaton Corp. PLC	2,749	398,660
Emerson Electric Co.	4,096	369,377
Equifax, Inc.	841	171,160
Expeditors International of Washington, Inc.	1,168	115,714
Fastenal Co.	3,969	219,525
FedEx Corp.	1,681	334,082
Fortive Corp.	2,472	142,140
Fortune Brands Home & Security, Inc.	936	66,690
Generac Holdings, Inc.(b)	435	95,430
General Dynamics Corp.	1,589	375,846
General Electric Co.	7,580	565,089
Honeywell International, Inc.	4,729	915,109
Howmet Aerospace, Inc.	2,617	89,292
Huntington Ingalls Industries, Inc.	276	58,716
IDEX Corp.	524	99,466
Illinois Tool Works, Inc.	1,970	388,307
Ingersoll Rand, Inc.	2,810	123,528
J.B. Hunt Transport Services, Inc.	579	98,922
Jacobs Engineering Group, Inc.	891	123,448
Johnson Controls International PLC	4,845	290,070
L3Harris Technologies, Inc.	1,353	314,248
Leidos Holdings, Inc.	968	100,198
Lockheed Martin Corp.	1,671	722,072
Masco Corp.	1,654	87,149
Nielsen Holdings PLC	2,474	66,328
Nordson Corp.	374	80,668
Norfolk Southern Corp.	1,653	426,276
Northrop Grumman Corp.	1,012	444,673
Old Dominion Freight Line, Inc.	643	180,117
Otis Worldwide Corp.	2,931	213,494
PACCAR, Inc.	2,395	198,905
Parker-Hannifin Corp.	886	239,946
Pentair PLC	1,141	57,906
Quanta Services, Inc.	982	113,892
Raytheon Technologies Corp.	10,291	976,719
Republic Services, Inc.	1,440	193,349
Robert Half International, Inc.	755	74,224
Rockwell Automation, Inc.	801	202,389
Rollins, Inc.	1,561	52,356
Snap-on, Inc.	368	78,196
Southwest Airlines Co.(b)	4,085	190,851
Stanley Black & Decker, Inc.	1,124	135,049
Textron, Inc.	1,520	105,260
Trane Technologies PLC	1,611	225,363
TransDigm Group, Inc.(b)	364	216,511
Union Pacific Corp.	4,392	1,029,002
United Airlines Holdings, Inc.(b)	2,233	112,766
United Parcel Service, Inc., Class B	5,028	904,939
United Rentals, Inc.(b)	499	157,943
Verisk Analytics, Inc.	1,111	226,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
W.W. Grainger, Inc.	299	$149,509
Wabtec Corp.	1,288	115,804
Waste Management, Inc.	2,653	436,259
Xylem, Inc.	1,243	100,061

		18,834,808

Information Technology-18.32%
Accenture PLC, Class A	4,358	1,308,969
Adobe, Inc.(b)	3,252	1,287,629
Advanced Micro Devices, Inc.(b)	11,273	964,067
Akamai Technologies, Inc.(b)	1,120	125,754
Amphenol Corp., Class A	4,130	295,295
Analog Devices, Inc.	3,622	559,164
ANSYS, Inc.(b)	602	165,965
Apple, Inc.	106,906	16,853,731
Applied Materials, Inc.	6,123	675,673
Arista Networks, Inc.(b)	1,546	178,671
Autodesk, Inc.(b)	1,517	287,138
Automatic Data Processing, Inc.	2,897	632,067
Broadcom, Inc.	2,847	1,578,348
Broadridge Financial Solutions, Inc.	805	116,025
Cadence Design Systems, Inc.(b)	1,911	288,274
CDW Corp.	936	152,736
Ceridian HCM Holding, Inc.(b)	943	52,931
Cisco Systems, Inc.	29,083	1,424,485
Citrix Systems, Inc.	860	86,086
Cognizant Technology Solutions Corp., Class A	3,622	293,020
Corning, Inc.(c)	5,151	181,264
DXC Technology Co.(b)	1,685	48,360
Enphase Energy, Inc.(b)	923	148,972
EPAM Systems, Inc.(b)	391	103,611
F5, Inc.(b)	419	70,145
Fidelity National Information Services, Inc.	4,199	416,331
Fiserv, Inc.(b)	4,097	401,178
FleetCor Technologies, Inc.(b)	560	139,731
Fortinet, Inc.(b)	936	270,513
Gartner, Inc.(b)	567	164,742
Global Payments, Inc.(c)	1,963	268,892
Hewlett Packard Enterprise Co.	8,919	137,442
HP, Inc.(c)	7,466	273,480
Intel Corp.	28,079	1,223,964
International Business Machines Corp.	6,184	817,587
Intuit, Inc.	1,953	817,819
IPG Photonics Corp.(b)	246	23,242
Jack Henry & Associates, Inc.	502	95,169
Juniper Networks, Inc.(c)	2,242	70,668
Keysight Technologies, Inc.(b)	1,262	177,021
KLA Corp.	1,039	331,711
Lam Research Corp.	962	448,061
Mastercard, Inc., Class A	5,951	2,162,474
Microchip Technology, Inc.	3,834	249,977
Micron Technology, Inc.	7,721	526,495
Microsoft Corp.	51,696	14,346,674
Monolithic Power Systems, Inc.	299	117,280
Motorola Solutions, Inc.	1,165	248,949
NetApp, Inc.	1,533	112,292
NortonLifeLock, Inc.	4,013	100,486
NVIDIA Corp.	17,239	3,197,317
NXP Semiconductors N.V. (China)	1,833	313,260

	Shares	Value
Information Technology-(continued)
Oracle Corp.	10,865	$797,491
Paychex, Inc.	2,214	280,580
Paycom Software, Inc.(b)	332	93,448
PayPal Holdings, Inc.(b)	8,033	706,342
PTC, Inc.(b)	726	82,916
Qorvo, Inc.(b)	748	85,107
QUALCOMM, Inc.	7,771	1,085,531
Roper Technologies, Inc.	727	341,632
salesforce.com, inc.(b)	6,792	1,194,984
Seagate Technology Holdings PLC	1,389	113,954
ServiceNow, Inc.(b)	1,379	659,300
Skyworks Solutions, Inc.	1,131	128,142
SolarEdge Technologies, Inc.(b)	362	90,648
Synopsys, Inc.(b)	1,058	303,424
TE Connectivity Ltd. (Switzerland)	2,245	280,131
Teledyne Technologies, Inc.(b)	322	138,959
Teradyne, Inc.	1,124	118,537
Texas Instruments, Inc.	6,368	1,084,152
Trimble, Inc.(b)	1,731	115,458
Tyler Technologies, Inc.(b)	283	111,703
VeriSign, Inc.(b)	667	119,186
Visa, Inc., Class A	11,436	2,437,355
Western Digital Corp.(b)	2,158	114,525
Zebra Technologies Corp., Class A(b)	366	135,296

		65,949,936

Materials-1.85%
Air Products and Chemicals, Inc.	1,529	357,893
Albemarle Corp.	807	155,614
Amcor PLC	10,438	123,795
Avery Dennison Corp.	571	103,123
Ball Corp.	2,234	181,311
Celanese Corp.	745	109,470
CF Industries Holdings, Inc.	1,479	143,212
Corteva, Inc.	5,013	289,200
Dow, Inc.	5,073	337,354
DuPont de Nemours, Inc.	3,537	233,194
Eastman Chemical Co.	889	91,274
Ecolab, Inc.	1,719	291,095
FMC Corp.	874	115,840
Freeport-McMoRan, Inc.	10,123	410,488
International Flavors & Fragrances, Inc.	1,755	212,882
International Paper Co.	2,670	123,568
Linde PLC (United Kingdom)	3,535	1,102,779
LyondellBasell Industries N.V., Class A	1,813	192,232
Martin Marietta Materials, Inc.	430	152,315
Mosaic Co. (The)	2,554	159,421
Newmont Corp.	5,499	400,602
Nucor Corp.	1,875	290,212
Packaging Corp. of America	655	105,566
PPG Industries, Inc.	1,637	209,520
Sealed Air Corp.	1,021	65,558
Sherwin-Williams Co. (The)	1,663	457,258
Vulcan Materials Co.	915	157,645
WestRock Co.	1,815	89,897

		6,662,318

Real Estate-1.96%
Alexandria Real Estate Equities, Inc.	1,004	182,889
American Tower Corp.	3,140	756,803
AvalonBay Communities, Inc.	963	219,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Boston Properties, Inc.	980	$115,248
Camden Property Trust	705	110,607
CBRE Group, Inc., Class A(b)	2,308	191,656
Crown Castle International Corp.	2,980	551,926
Digital Realty Trust, Inc.	1,957	285,957
Duke Realty Corp.	2,627	143,828
Equinix, Inc.	621	446,549
Equity Residential	2,357	192,095
Essex Property Trust, Inc.	450	148,172
Extra Space Storage, Inc.	923	175,370
Federal Realty Investment Trust	488	57,125
Healthpeak Properties, Inc.	3,718	121,988
Host Hotels & Resorts, Inc.	4,923	100,183
Iron Mountain, Inc.	1,996	107,245
Kimco Realty Corp.	4,252	107,703
Mid-America Apartment Communities, Inc.	795	156,361
Prologis, Inc.	5,103	817,960
Public Storage	1,052	390,818
Realty Income Corp.	3,901	270,573
Regency Centers Corp.	1,062	73,097
SBA Communications Corp., Class A	750	260,332
Simon Property Group, Inc.	2,266	267,388
UDR, Inc.	2,062	109,719
Ventas, Inc.	2,752	152,874
Vornado Realty Trust	1,096	42,426
Welltower, Inc.	3,002	272,612
Weyerhaeuser Co	5,153	212,407

		7,040,974

Utilities-1.92%
AES Corp. (The)	4,597	93,871
Alliant Energy Corp.	1,726	101,506
Ameren Corp.	1,776	164,990
American Electric Power Co., Inc.	3,473	344,209
American Water Works Co., Inc.	1,252	192,908
Atmos Energy Corp.	934	105,915
CenterPoint Energy, Inc.	4,336	132,725
CMS Energy Corp.	1,998	137,243
Consolidated Edison, Inc.	2,439	226,193
Constellation Energy Corp.	2,251	133,282
Dominion Energy, Inc.	5,586	456,041
DTE Energy Co.	1,336	175,069
Duke Energy Corp.	5,304	584,289
Edison International	2,619	180,161
Entergy Corp.	1,386	164,726

	Shares	Value
Utilities-(continued)
Evergy, Inc.	1,581	$107,271
Eversource Energy	2,371	207,225
Exelon Corp.	6,754	315,952
FirstEnergy Corp.	3,931	170,252
NextEra Energy, Inc.	13,531	960,972
NiSource, Inc.	2,708	78,857
NRG Energy, Inc.	1,688	60,599
Pinnacle West Capital Corp.	778	55,393
PPL Corp.	5,177	146,561
Public Service Enterprise Group, Inc.	3,487	242,904
Sempra Energy	2,202	355,315
Southern Co. (The)	7,308	536,334
WEC Energy Group, Inc.	2,175	217,609
Xcel Energy, Inc.	3,715	272,161

		6,920,533

Total Common Stocks & Other Equity Interests (Cost $243,422,745)		240,881,729

Money Market Funds-24.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e) (Cost $86,824,945)	86,824,945	86,824,945

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-91.04% (Cost $330,247,690)		327,706,674

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.56%
Invesco Private Government Fund, 0.40%(d)(e)(f)	661,166	661,166
Invesco Private Prime Fund, 0.35%(d)(e)(f)	1,334,249	1,334,249

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,995,415)		1,995,415

TOTAL INVESTMENTS IN SECURITIES-91.60% (Cost $332,243,105)		329,702,089
OTHER ASSETS LESS LIABILITIES-8.40%		30,250,773

NET ASSETS-100.00%		$359,952,862

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2022	Dividend Income
Invesco Ltd.	$11,689	$-	$-	$(3,234)	$-	$8,455	$156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

April 30, 2022

(Unaudited)

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$78,548,777	$1,608,456,441	$(1,600,180,273)	$-	$-	$86,824,945	$55,655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,821	10,940,294	(10,325,949)	-	-	661,166	852	*
Invesco Private Prime Fund	109,249	20,455,917	(19,231,167)	-	250	1,334,249	2,157	*

Total	$78,716,536	$1,639,852,652	$(1,629,737,389)	$(3,234)	$250	$88,828,815	$58,820

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	1,710	May-2022	$54,119,277	$1,715,563	$1,715,563
CBOE Volatility Index	1,149	June-2022	35,858,566	1,258,054	1,258,054
E-Mini S&P 500 Index	139	June-2022	28,686,125	(223,566)	(223,566)
Micro E-Mini S&P 500 Index	21	June-2022	433,388	(6,693)	(6,693)

Total Futures Contracts				$2,743,358	$2,743,358

(a)	Futures contracts collateralized by $29,393,148 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Information Technology	18.32
Health Care	9.51
Consumer Discretionary	7.67
Financials	7.33
Communication Services	5.78
Industrials	5.23
Consumer Staples	4.56
Sector Types Each Less Than 3%	8.52
Money Market Funds Plus Other Assets Less Liabilities	33.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Total Return Bond ETF (GTO)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-54.23%

Advertising-0.07%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(b)	$221,000	$226,200
Lamar Media Corp., 3.75%, 02/15/2028	518,000	474,763

		700,963

Aerospace & Defense-0.37%
Boeing Co. (The)
2.75%, 02/01/2026	595,000	562,953
2.20%, 02/04/2026	584,000	533,373
Lockheed Martin Corp.
3.90%, 06/15/2032	967,000	962,966
4.15%, 06/15/2053	672,000	652,730
4.30%, 06/15/2062	785,000	768,330

		3,480,352

Agricultural & Farm Machinery-0.37%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	761,000	660,330
Cargill, Inc.
3.63%, 04/22/2027(c)	934,000	928,583
4.00%, 06/22/2032(c)	1,125,000	1,115,019
4.38%, 04/22/2052(c)	792,000	794,021

		3,497,953

Airlines-0.83%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	1,984,000	1,757,170
Series 2021-1, Class B, 3.95%, 07/11/2030	2,341,000	2,120,701
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	213,472	195,534
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	204,317	188,656
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	1,101,266	988,437
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	906,115	901,168
4.75%, 10/20/2028(c)	601,777	597,787
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	485,240	496,435
United Airlines, Inc.
4.38%, 04/15/2026(c)	238,000	230,027
4.63%, 04/15/2029(c)	349,000	320,712

		7,796,627

Airport Services-0.18%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(c)	1,971,000	1,642,888

Apparel Retail-0.06%
Ross Stores, Inc., 3.38%, 09/15/2024	528,000	526,778

	Principal Amount	Value

Application Software-0.44%
salesforce.com, inc.
2.90%, 07/15/2051	$994,000	$782,674
3.05%, 07/15/2061	603,000	463,467
Workday, Inc.
3.70%, 04/01/2029	1,348,000	1,290,920
3.80%, 04/01/2032	1,659,000	1,574,534

		4,111,595

Asset Management & Custody Banks-0.61%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	152,000	150,320
Ares Capital Corp., 2.88%, 06/15/2028(b)	669,000	579,077
Bank of New York Mellon Corp. (The), Series I, 3.75%(b)(d)(e)	2,097,000	1,871,572
Blackstone Secured Lending Fund
2.75%, 09/16/2026	1,035,000	948,049
2.13%, 02/15/2027(c)	771,000	671,458
2.85%, 09/30/2028(c)	563,000	474,044
CI Financial Corp. (Canada), 3.20%, 12/17/2030	384,000	325,852
FS KKR Capital Corp., 1.65%, 10/12/2024	696,000	652,622

		5,672,994

Auto Parts & Equipment-0.26%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/2028(b)(c)	1,225,000	1,138,025
5.38%, 03/01/2029(b)(c)	550,000	516,277
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	955,000	786,480

		2,440,782

Automobile Manufacturers-1.02%
BMW US Capital LLC (Germany)
1.14% (SOFR + 0.84%), 04/01/2025(c)(f)	536,000	537,792
3.70%, 04/01/2032(c)	832,000	803,888
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,223,000	1,225,581
2.70%, 08/10/2026	2,541,000	2,268,427
General Motors Financial Co., Inc.
3.80%, 04/07/2025(b)	762,000	754,300
4.30%, 04/06/2029(b)	1,622,000	1,551,581
Hyundai Capital America
5.75%, 04/06/2023(c)	221,000	225,863
5.88%, 04/07/2025(b)(c)	113,000	117,990
2.00%, 06/15/2028(c)	666,000	575,416
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	880,000	764,546
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)(c)	793,000	693,829

		9,519,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Automotive Retail-0.51%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(c)	$516,000	$458,675
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	2,262,000	2,045,538
Sonic Automotive, Inc.
4.63%, 11/15/2029(b)(c)	1,615,000	1,391,769
4.88%, 11/15/2031(b)(c)	1,069,000	913,931

		4,809,913

Biotechnology-0.31%
CSL UK Holdings Ltd. (Australia)
3.85%, 04/27/2027(c)	526,000	523,912
4.05%, 04/27/2029(c)	404,000	402,520
4.25%, 04/27/2032(c)	540,000	536,668
4.63%, 04/27/2042(c)	400,000	394,573
4.75%, 04/27/2052(c)	616,000	609,056
4.95%, 04/27/2062(c)	465,000	457,456

		2,924,185

Broadcasting-0.01%
Fox Corp., 4.71%, 01/25/2029	113,000	113,992

Building Products-0.37%
Fortune Brands Home & Security, Inc., 4.50%, 03/25/2052(b)	2,143,000	1,831,896
HP Communities LLC
5.78%, 03/15/2046(c)	150,000	156,207
5.86%, 09/15/2053(c)	100,000	100,943
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	682,000	562,360
Masco Corp.
1.50%, 02/15/2028	741,000	632,509
2.00%, 02/15/2031(b)	168,000	137,661

		3,421,576

Cable & Satellite-0.60%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(c)	462,000	378,701
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	117,000	116,668
3.50%, 06/01/2041	317,000	232,589
3.50%, 03/01/2042	816,000	597,034
3.90%, 06/01/2052	518,000	377,756
3.85%, 04/01/2061	397,000	272,084
4.40%, 12/01/2061	210,000	157,831
Comcast Corp.
4.15%, 10/15/2028	74,000	74,661
3.25%, 11/01/2039	383,000	326,025
3.45%, 02/01/2050	307,000	254,154
2.80%, 01/15/2051	148,000	109,791
2.89%, 11/01/2051(c)	31,000	23,040
2.99%, 11/01/2063(c)	34,000	24,144

	Principal Amount	Value

Cable & Satellite-(continued)
Cox Communications, Inc.
2.60%, 06/15/2031(c)	$424,000	$361,997
2.95%, 10/01/2050(c)	127,000	89,689
3.60%, 06/15/2051(c)	1,156,000	917,268
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	1,568,000	1,326,536

		5,639,968

Casinos & Gaming-0.19%
Boyne USA, Inc., 4.75%, 05/15/2029(c)	653,000	606,556
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(c)	1,001,000	966,250
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)(c)	218,000	204,447

		1,777,253

Computer & Electronics Retail-0.07%
Dell International LLC/EMC Corp., 3.45%, 12/15/2051(c)	650,000	460,723
Leidos, Inc., 2.30%, 02/15/2031	283,000	233,682

		694,405

Construction Machinery & Heavy Trucks-0.24%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	2,339,000	2,284,781

Consumer Finance-0.27%
Ally Financial, Inc.
2.20%, 11/02/2028(b)	488,000	423,942
Series C, 4.70%(b)(d)(e)	282,000	244,635
American Express Co., 2.55%, 03/04/2027	1,090,000	1,030,590
OneMain Finance Corp., 3.88%, 09/15/2028	1,014,000	863,203

		2,562,370

Copper-0.19%
PT Freeport Indonesia (Indonesia)
4.76%, 04/14/2027(b)(c)	476,000	475,367
5.32%, 04/14/2032(c)	716,000	696,310
6.20%, 04/14/2052(b)(c)	633,000	608,098

		1,779,775

Data Processing & Outsourced Services-0.24%
Block, Inc., 3.50%, 06/01/2031(b)(c)	1,408,000	1,181,453
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)	976,000	870,075
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	154,000	120,965
PayPal Holdings, Inc.
2.65%, 10/01/2026	65,000	62,305
2.85%, 10/01/2029(b)	44,000	40,461

		2,275,259

Department Stores-0.06%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(c)	567,000	525,561

Distributors-0.16%
Genuine Parts Co., 2.75%, 02/01/2032	1,758,000	1,509,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Diversified Banks-8.07%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	$280,000	$279,286
African Export-Import Bank(The) (Supranational)
2.63%, 05/17/2026(c)	398,000	368,047
3.80%, 05/17/2031(c)	500,000	457,430
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	1,050,000	977,765
Banco Mercantil del Norte S.A. (Mexico)
5.88%(c)(d)(e)	867,000	778,263
6.63%(c)(d)(e)	846,000	758,439
Banco Santander S.A. (Spain)
1.72%, 09/14/2027(d)	1,000,000	881,676
2.75%, 12/03/2030	600,000	491,566
Bank of America Corp.
1.35% (SOFR + 1.05%), 02/04/2028(f)	1,575,000	1,553,561
4.38%, 04/27/2028(b)(d)	2,132,000	2,132,449
2.69%, 04/22/2032(d)	762,000	655,487
2.30%, 07/21/2032(d)	501,000	414,887
2.57%, 10/20/2032(d)	694,000	587,901
2.97%, 02/04/2033(d)	891,000	778,810
4.57%, 04/27/2033(d)	1,775,000	1,771,712
2.48%, 09/21/2036(d)	945,000	758,512
3.85%, 03/08/2037(d)	411,000	366,700
2.68%, 06/19/2041(d)	630,000	473,715
Series RR, 4.38%(d)(e)	2,333,000	2,070,537
Series TT, 6.13%(d)(e)	3,576,000	3,583,152
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(d)	2,900,000	2,755,729
BNP Paribas S.A. (France)
1.32%, 01/13/2027(c)(d)	1,060,000	944,380
4.63%(b)(c)(d)(e)	1,388,000	1,258,972
BPCE S.A. (France)
2.05%, 10/19/2027(c)(d)	1,004,000	900,014
2.28%, 01/20/2032(c)(d)	701,000	570,939
Citigroup, Inc.
0.99% (SOFR + 0.69%), 01/25/2026(b)(f)	718,000	707,466
3.11%, 04/08/2026(d)	174,000	168,636
3.98%, 03/20/2030(d)	307,000	295,597
4.41%, 03/31/2031(d)	145,000	141,948
2.57%, 06/03/2031(d)	258,000	221,922
2.56%, 05/01/2032(d)	498,000	421,499
2.52%, 11/03/2032(d)	464,000	389,077
3.06%, 01/25/2033(d)	465,000	407,154
3.79%, 03/17/2033(d)	1,945,000	1,809,950
2.90%, 11/03/2042(d)	703,000	537,188
3.88%(d)(e)	1,432,000	1,297,134
Series A, 5.95%(d)(e)	248,000	248,620
Series P, 5.95%(d)(e)	330,000	323,053
Citizens Bank N.A., 2.25%, 04/28/2025	387,000	371,675
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(c)	667,000	559,318
Cooperatieve Rabobank U.A. (Netherlands)
3.65%, 04/06/2028(b)(c)(d)	1,221,000	1,179,932
3.76%, 04/06/2033(c)(d)	1,129,000	1,055,848

	Principal Amount	Value

Diversified Banks-(continued)
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	$2,769,000	$2,634,965
Credit Agricole S.A. (France)
1.91%, 06/16/2026(c)(d)	250,000	232,443
4.75%(c)(d)(e)	1,706,000	1,473,557
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(c)(d)	730,000	648,148
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(c)	662,000	631,776
HSBC Holdings PLC (United Kingdom)
1.69% (SOFR + 1.43%), 03/10/2026(b)(f)	2,485,000	2,491,643
2.25%, 11/22/2027(d)	1,104,000	1,000,840
ING Groep N.V. (Netherlands), 1.30% (SOFR + 1.01%), 04/01/2027(b)(f)	1,301,000	1,280,666
JPMorgan Chase & Co.
2.07% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	122,000	122,583
2.08%, 04/22/2026(d)	222,000	209,029
4.32%, 04/26/2028(d)	2,117,000	2,115,005
3.70%, 05/06/2030(d)	307,000	292,714
2.58%, 04/22/2032(d)	473,000	406,097
2.55%, 11/08/2032(d)	92,000	78,106
2.96%, 01/25/2033(d)	465,000	410,202
4.59%, 04/26/2033(d)	1,279,000	1,288,856
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.64%, 10/13/2027(d)	623,000	556,347
2.49%, 10/13/2032(d)	629,000	529,783
Mizuho Financial Group, Inc. (Japan)
2.20%, 07/10/2031(d)	707,000	589,225
2.56%, 09/13/2031	851,000	706,615
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(c)	656,000	561,770
Nordea Bank Abp (Finland), 6.63%(b)(c)(d)(e)	1,065,000	1,083,637
Royal Bank of Canada (Canada), 1.01% (SOFR + 0.71%), 01/21/2027(f)	2,269,000	2,233,801
Standard Chartered PLC (United Kingdom)
1.46%, 01/14/2027(c)(d)	1,104,000	983,634
2.68%, 06/29/2032(c)(d)	810,000	671,289
3.27%, 02/18/2036(c)(d)	802,000	677,011
4.30%(b)(c)(d)(e)	1,362,000	1,130,460
7.75%(b)(c)(d)(e)	2,174,000	2,230,002
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	417,000	386,550
3.04%, 07/16/2029	205,000	186,923
2.13%, 07/08/2030	797,000	676,714
2.14%, 09/23/2030	431,000	353,144
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(c)	1,092,000	980,039
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(c)	3,448,000	3,092,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Diversified Banks-(continued)
U.S. Bancorp
1.38%, 07/22/2030(b)	$147,000	$120,217
2.49%, 11/03/2036(d)	1,665,000	1,403,096
3.70%(b)(d)(e)	1,085,000	929,595
Wells Fargo & Co.
3.53%, 03/24/2028(d)	960,000	923,660
4.15%, 01/24/2029	307,000	304,146
4.61%, 04/25/2053(d)	1,577,000	1,564,145
Series BB, 3.90%(d)(e)	335,000	305,880
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	507,000	394,748

		75,597,811

Diversified Capital Markets-0.52%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(c)(d)	383,000	355,741
4.50%(b)(c)(d)(e)	810,000	651,037
5.10%(b)(c)(d)(e)	492,000	426,810
5.25%(c)(d)(e)	471,000	415,069
7.13%(c)(d)(e)	1,826,000	1,826,365
7.50%(c)(d)(e)	631,000	626,457
UBS Group AG (Switzerland), 4.38%(c)(d)(e)	714,000	597,761

		4,899,240

Diversified Chemicals-0.04%
OCP S.A. (Morocco), 5.13%, 06/23/2051(c)	508,000	394,518

Diversified Metals & Mining-0.25%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	746,000	661,120
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051(b)	885,000	677,260
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(c)	1,071,000	1,033,997

		2,372,377

Diversified REITs-0.86%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	422,000	394,068
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(c)	93,436	94,827
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	135,000	127,938
2.50%, 08/16/2031	332,000	275,511
CubeSmart L.P.
2.25%, 12/15/2028	235,000	206,844
2.50%, 02/15/2032	434,000	365,523
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(c)	200,000	215,704
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(c)	1,080,000	1,019,261
6.39%, 01/15/2050(c)	385,000	361,967

	Principal Amount	Value

Diversified REITs-(continued)
VICI Properties L.P.
4.75%, 02/15/2028(b)	$1,442,000	$1,440,688
4.95%, 02/15/2030	1,442,000	1,434,350
5.13%, 05/15/2032(b)	1,046,000	1,040,477
5.63%, 05/15/2052	1,076,000	1,073,622

		8,050,780

Diversified Support Services-0.14%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(c)	1,305,000	1,289,586

Drug Retail-0.23%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(c)	2,366,000	2,178,815

Education Services-0.27%
Grand Canyon University, 3.25%, 10/01/2023	2,470,000	2,482,350

Electric Utilities-1.37%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	972,372	763,919
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	3,442,000	3,088,897
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	205,000	167,008
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	200,000	201,513
Duke Energy Corp., 3.25%, 01/15/2082(d)	1,007,000	857,869
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	960,000	719,569
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(c)	439,000	393,583
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	5,000,000	4,732,225
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(b)	962,000	851,271
PacifiCorp, 2.90%, 06/15/2052	1,066,000	821,921
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	292,000	263,530

		12,861,305

Electrical Components & Equipment-0.21%
Sensata Technologies B.V., 4.00%, 04/15/2029(c)	2,179,000	1,945,193

Electronic Components-0.09%
Corning, Inc., 5.45%, 11/15/2079	810,000	797,504

Electronic Equipment & Instruments-0.09%
Vontier Corp.
1.80%, 04/01/2026	220,000	195,950
2.40%, 04/01/2028	415,000	355,964
2.95%, 04/01/2031	372,000	314,007

		865,921

Electronic Manufacturing Services-0.02%
Jabil, Inc., 3.00%, 01/15/2031	198,000	172,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Environmental & Facilities Services-0.17%
Covanta Holding Corp., 4.88%, 12/01/2029(c)	$1,212,000	$1,104,259
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	509,000	453,733

		1,557,992

Financial Exchanges & Data-1.08%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	1,884,000	1,640,022
Cboe Global Markets, Inc., 3.00%, 03/16/2032	2,453,000	2,244,742
Coinbase Global, Inc.
3.38%, 10/01/2028(c)	1,210,000	941,640
3.63%, 10/01/2031(c)	846,000	628,675
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,025,000	942,452
Moody’s Corp.
2.00%, 08/19/2031	534,000	447,295
2.75%, 08/19/2041	625,000	480,392
3.75%, 02/25/2052	876,000	749,559
3.10%, 11/29/2061	1,625,000	1,159,293
MSCI, Inc.
3.88%, 02/15/2031(b)(c)	283,000	255,853
3.63%, 11/01/2031(c)	545,000	479,050
S&P Global, Inc., 1.25%, 08/15/2030	123,000	100,107

		10,069,080

Food Distributors-0.08%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	884,000	782,185

Food Retail-0.07%
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 05/13/2041(c)	189,000	153,432
3.63%, 05/13/2051(c)	667,000	531,450

		684,882

Health Care Distributors-0.13%
McKesson Corp., 1.30%, 08/15/2026(b)	1,395,000	1,254,766

Health Care REITs-0.10%
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	147,000	119,819
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	457,000	365,236
Welltower, Inc.
3.10%, 01/15/2030	37,000	34,124
3.85%, 06/15/2032	467,000	445,404

		964,583

Health Care Services-0.48%
CVS Health Corp., 1.30%, 08/21/2027(b)	300,000	263,202
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	968,000	878,097

	Principal Amount	Value

Health Care Services-(continued)
Piedmont Healthcare, Inc.
2.86%, 01/01/2052(b)	$2,000,000	$1,480,034
Series 2032, 2.04%, 01/01/2032	1,275,000	1,076,393
Series 2042, 2.72%, 01/01/2042	1,000,000	771,807

		4,469,533

Highways & Railtracks-0.04%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	378,864	357,366

Homebuilding-0.39%
Lennar Corp., 4.75%, 11/29/2027(b)	1,221,000	1,226,548
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	661,000	603,744
3.97%, 08/06/2061	2,226,000	1,482,416
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(c)	315,000	295,119

		3,607,827

Hotels, Resorts & Cruise Lines-0.19%
Expedia Group, Inc.
4.63%, 08/01/2027	1,073,000	1,080,568
2.95%, 03/15/2031	354,000	304,470
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	486,000	412,339

		1,797,377

Independent Power Producers & Energy Traders-0.34%
AES Corp. (The)
1.38%, 01/15/2026	456,000	409,297
2.45%, 01/15/2031	261,000	216,657
Calpine Corp., 3.75%, 03/01/2031(b)(c)	833,000	703,119
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(c)	1,450,000	1,043,551
Vistra Corp., 7.00%(c)(d)(e)	796,000	775,646

		3,148,270

Industrial Conglomerates-0.09%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	931,000	857,707

Industrial Machinery-0.05%
Flowserve Corp., 2.80%, 01/15/2032(b)	572,000	472,119

Industrial REITs-0.11%
Duke Realty L.P., 2.88%, 11/15/2029 .	731,000	671,960
LXP Industrial Trust, 2.38%, 10/01/2031	420,000	341,707

		1,013,667

Insurance Brokers-0.05%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	297,000	241,574
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	278,000	223,197

		464,771

Integrated Oil & Gas-0.93%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	806,000	659,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Integrated Oil & Gas-(continued)
BP Capital Markets PLC (United Kingdom)
4.38%(d)(e)	$632,000	$615,758
4.88%(d)(e)	537,000	516,500
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	277,000	262,682
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(c)	2,709,000	995,558
Petroleos Mexicanos (Mexico), 6.70%, 02/16/2032	1,323,000	1,142,589
Petronas Capital Ltd. (Malaysia)
2.48%, 01/28/2032(c)	452,000	394,736
3.40%, 04/28/2061(c)	1,716,000	1,360,132
Qatar Energy (Qatar), 3.30%, 07/12/2051(c)	1,070,000	890,263
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(c)	541,000	499,117
Shell International Finance B.V. (Netherlands)
2.88%, 11/26/2041	466,000	382,024
3.00%, 11/26/2051	1,297,000	1,020,462

		8,739,620

Integrated Telecommunication Services-0.67%
AT&T, Inc.
1.98% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	58,000	58,457
3.10%, 02/01/2043	227,000	176,385
3.50%, 09/15/2053	345,000	271,965
3.55%, 09/15/2055	148,000	115,111
3.50%, 02/01/2061	147,000	109,529
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(d)	1,870,000	1,747,141
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(c)	771,000	736,112
6.25%, 11/29/2028(c)	586,000	555,276
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	846,000	688,805
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	172,000	170,118
1.75%, 01/20/2031	182,000	148,945
2.55%, 03/21/2031	200,000	174,080
2.36%, 03/15/2032(c)	297,000	250,011
2.65%, 11/20/2040	165,000	125,360
3.40%, 03/22/2041	215,000	181,486
2.88%, 11/20/2050	195,000	143,200
3.55%, 03/22/2051	100,000	82,697
3.00%, 11/20/2060(b)	450,000	315,958
3.70%, 03/22/2061	277,000	227,253

		6,277,889

Interactive Home Entertainment-0.45%
Electronic Arts, Inc.
1.85%, 02/15/2031	432,000	359,122
2.95%, 02/15/2051	423,000	317,384
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	1,712,000	1,474,665

	Principal Amount	Value
Interactive Home Entertainment-(continued)
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	$1,028,000	$982,384
WMG Acquisition Corp., 3.00%, 02/15/2031(c)	1,333,000	1,111,862

		4,245,417

Interactive Media & Services-0.07%
Alphabet, Inc., 2.25%, 08/15/2060	200,000	134,023
Match Group Holdings II LLC
4.63%, 06/01/2028(c)	182,000	169,917
5.63%, 02/15/2029(c)	321,000	310,182

		614,122

Internet & Direct Marketing Retail-0.28%
Amazon.com, Inc., 3.10%, 05/12/2051	1,258,000	1,038,671
Meituan (China), 2.13%, 10/28/2025(b)(c)	870,000	772,922
Prosus N.V. (China), 3.26%, 01/19/2027(c)	875,000	784,206

		2,595,799

Internet Services & Infrastructure-0.38%
Twilio, Inc.
3.63%, 03/15/2029(b)	717,000	633,627
3.88%, 03/15/2031(b)	714,000	614,754
VeriSign, Inc., 2.70%, 06/15/2031(b)	369,000	319,458
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	2,272,000	2,013,946

		3,581,785

Investment Banking & Brokerage-2.70%
Brookfield Finance, Inc. (Canada)
3.90%, 01/25/2028	1,144,000	1,116,066
3.63%, 02/15/2052	1,696,000	1,362,838
Charles Schwab Corp. (The)
1.30% (SOFR + 1.05%), 03/03/2027(f)	1,910,000	1,912,238
2.45%, 03/03/2027	481,000	453,454
2.90%, 03/03/2032(b)	1,012,000	907,650
5.00%(d)(e)	994,000	960,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
0.84% (SOFR + 0.58%), 03/08/2024(f)	$1,025,000	$1,016,755
1.00% (SOFR + 0.70%), 01/24/2025(f)	1,324,000	1,311,798
3.50%, 04/01/2025	152,000	149,975
1.06% (SOFR + 0.79%), 12/09/2026(f)	784,000	769,535
1.09%, 12/09/2026(d)	256,000	229,295
1.08% (SOFR + 0.81%), 03/09/2027(f)	1,396,000	1,363,826
1.22% (SOFR + 0.92%), 10/21/2027(f)	2,649,000	2,598,425
1.95%, 10/21/2027(d)	683,000	614,700
1.35% (SOFR + 1.12%), 02/24/2028(f)	652,000	640,902
3.62%, 03/15/2028(d)	2,135,000	2,053,728
1.99%, 01/27/2032(d)	289,000	233,984
2.62%, 04/22/2032(d)	186,000	157,673
2.38%, 07/21/2032(d)	498,000	412,533
2.65%, 10/21/2032(d)	830,000	701,711
3.10%, 02/24/2033(d)	576,000	504,264
3.21%, 04/22/2042(d)	196,000	158,525
3.44%, 02/24/2043(d)	693,000	577,154
Series V, 4.13%(d)(e)	746,000	669,961
Morgan Stanley
0.92% (SOFR + 0.63%), 01/24/2025(f)	945,000	936,169
2.19%, 04/28/2026(d)	113,000	106,690
2.24%, 07/21/2032(d)	824,000	681,749
2.51%, 10/20/2032(d)	514,000	433,178
2.94%, 01/21/2033(d)	693,000	605,678
5.30%, 04/20/2037(d)	1,129,000	1,131,296
3.22%, 04/22/2042(d)	133,000	109,816
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	265,000	250,833
Raymond James Financial, Inc., 3.75%, 04/01/2051	215,000	189,668

		25,322,241

IT Consulting & Other Services-0.08%
DXC Technology Co., 2.38%, 09/15/2028(b)	830,000	724,475

Leisure Products-0.59%
Brunswick Corp.
4.40%, 09/15/2032	1,993,000	1,840,924
5.10%, 04/01/2052	4,355,000	3,684,091

		5,525,015

Life & Health Insurance-3.26%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	385,000	395,300
Athene Global Funding
1.20%, 10/13/2023(c)	361,000	349,526
2.50%, 01/14/2025(c)	641,000	614,649
1.45%, 01/08/2026(c)	271,000	246,047
3.21%, 03/08/2027(c)	1,962,000	1,840,725

	Principal Amount	Value

Life & Health Insurance-(continued)
Athene Holding Ltd.
6.15%, 04/03/2030	$162,000	$170,875
3.95%, 05/25/2051	101,000	82,277
3.45%, 05/15/2052	1,028,000	762,047
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(c)	1,312,000	1,265,655
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,247,000	924,933
Corebridge Financial, Inc.
3.90%, 04/05/2032(c)	921,000	867,275
4.35%, 04/05/2042(c)	447,000	405,722
4.40%, 04/05/2052(c)	733,000	658,350
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(c)	4,125,000	3,828,619
Series 22-1, 3.31%, 03/10/2025(c)	2,375,000	2,307,099
F&G Global Funding
0.90%, 09/20/2024(c)	1,461,000	1,365,814
2.00%, 09/20/2028(c)	1,053,000	908,076
GA Global Funding Trust
2.25%, 01/06/2027(c)	1,554,000	1,419,177
1.95%, 09/15/2028(c)	932,000	807,593
2.90%, 01/06/2032(c)	1,314,000	1,127,836
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	3,179,000	2,880,970
MetLife, Inc., 9.25%, 04/08/2038(c)	350,000	433,160
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	92,000	82,492
Pacific Life Global Funding II
1.09% (SOFR + 0.80%), 03/30/2025(c)(f)	2,493,000	2,497,708
0.87% (SOFR + 0.62%), 06/04/2026(c)(f)	1,111,000	1,100,188
Pacific LifeCorp, 3.35%, 09/15/2050(c)	186,000	150,647
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	157,000	124,015
Sammons Financial Group, Inc., 4.75%, 04/08/2032(c)	2,900,000	2,757,890
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(c)	145,000	118,495

		30,493,160

Life Sciences Tools & Services-0.08%
Illumina, Inc., 2.55%, 03/23/2031	857,000	731,985

Managed Health Care-0.62%
Centene Corp., 2.50%, 03/01/2031	3,272,000	2,724,840
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,399,767
Series 2021, 3.00%, 06/01/2051	2,180,000	1,700,154

		5,824,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Movies & Entertainment-1.11%
Magallanes, Inc.
4.28%, 03/15/2032(c)	$1,502,000	$1,398,141
5.05%, 03/15/2042(c)	2,479,000	2,262,222
5.14%, 03/15/2052(c)	3,075,000	2,765,960
5.39%, 03/15/2062(c)	2,716,000	2,422,858
WMG Acquisition Corp., 3.75%, 12/01/2029(c)	1,711,000	1,535,725

		10,384,906

Multi-line Insurance-0.25%
Allianz SE (Germany), 3.20%(c)(d)(e)	629,000	512,447
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,026,000	1,795,141

		2,307,588

Multi-Utilities-1.05%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	10,000,000	9,159,700
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030(b)	123,000	113,988
WEC Energy Group, Inc.
1.38%, 10/15/2027	337,000	295,462
1.80%, 10/15/2030	336,000	277,367

		9,846,517

Office REITs-0.25%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034(b)	519,000	451,470
Boston Properties L.P., 3.25%, 01/30/2031	92,000	83,567
Office Properties Income Trust
4.25%, 05/15/2024	883,000	883,276
4.50%, 02/01/2025	290,000	288,238
2.65%, 06/15/2026	100,000	89,746
2.40%, 02/01/2027	581,000	503,504

		2,299,801

Oil & Gas Equipment & Services-0.11%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)(c)	1,052,000	985,477

Oil & Gas Exploration & Production-0.98%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(b)	230,000	217,120
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	858,000	700,561
Continental Resources, Inc., 2.27%, 11/15/2026(c)	366,000	334,760
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.16%, 03/31/2034(c)	1,744,922	1,537,941
2.94%, 09/30/2040(c)	2,227,577	1,866,493
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	2,242,000	663,632
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(c)	432,000	429,276
6.25%, 04/15/2032(c)	414,000	408,512

	Principal Amount	Value

Oil & Gas Exploration & Production-(continued)
Lundin Energy Finance B.V. (Netherlands)
2.00%, 07/15/2026(c)	$779,000	$704,242
3.10%, 07/15/2031(c)	779,000	680,791
Murphy Oil Corp., 6.38%, 07/15/2028(b)	592,000	602,952
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	1,058,000	1,027,715

		9,173,995

Oil & Gas Refining & Marketing-0.05%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	497,000	435,891

Oil & Gas Storage & Transportation-1.38%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	438,000	536,506
Enbridge, Inc. (Canada)
0.84% (SOFR + 0.63%), 02/16/2024(f)	1,924,000	1,926,889
1.60%, 10/04/2026	820,000	742,442
3.40%, 08/01/2051(b)	395,000	311,923
Energy Transfer L.P.
5.50%, 06/01/2027	1,082,000	1,122,730
6.00%, 06/15/2048	24,000	23,613
Series 20Y, 5.80%, 06/15/2038	24,000	23,996
Kinder Morgan, Inc., 7.80%, 08/01/2031	925,000	1,117,105
MPLX L.P.
1.75%, 03/01/2026	578,000	528,711
4.95%, 03/14/2052	2,321,000	2,130,677
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	920,000	1,072,875
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	656,000	517,027
ONEOK, Inc., 6.35%, 01/15/2031	378,000	413,775
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	1,125,000	980,482
Williams Cos., Inc. (The)
2.60%, 03/15/2031(b)	1,148,000	995,498
3.50%, 10/15/2051	621,000	478,684

		12,922,933

Other Diversified Financial Services-3.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	443,240
1.75%, 01/30/2026	1,070,000	953,141
2.45%, 10/29/2026	2,017,000	1,798,342
3.00%, 10/29/2028	1,349,000	1,175,792
3.30%, 01/30/2032	1,009,000	840,413
3.40%, 10/29/2033	1,029,000	846,673
3.85%, 10/29/2041(b)	1,204,000	936,874
AMC East Communities LLC, 6.01%, 01/15/2053(c)	186,951	196,956
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 02/21/2026(c)	294,000	262,959
4.25%, 04/15/2026(c)	142,000	136,436
2.75%, 02/21/2028(c)	283,000	244,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Other Diversified Financial Services-(continued)
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/2031(c)	$300,000	$242,685
2.55%, 03/30/2032(c)	530,000	456,555
2.80%, 09/30/2050(c)	134,000	95,662
3.20%, 01/30/2052(c)	1,086,000	831,806
Blackstone Private Credit Fund
1.75%, 09/15/2024(c)	553,000	517,617
2.35%, 11/22/2024(c)	752,000	710,743
2.63%, 12/15/2026(c)	2,320,000	2,038,354
3.25%, 03/15/2027(c)	823,000	739,652
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	925,000	743,130
Finsbury Castle DAC (Ireland), 5.02%, 06/14/2022(h)	8,800,000	8,800,000
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(c)	1,499,000	1,495,253
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	7,550,000	6,513,423
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(c)	109,000	86,820
LSEGA Financing PLC (United Kingdom)
1.38%, 04/06/2026(b)(c)	729,000	660,311
2.00%, 04/06/2028(c)	677,000	599,509
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(c)	221,507	202,655
Owl Rock Core Income Corp., 4.70%, 02/08/2027(c)	928,000	877,130
Pacific Beacon LLC
5.38%, 07/15/2026(c)	64,375	65,961
5.51%, 07/15/2036(c)	500,000	514,919
Pershing Square Holdings Ltd.
3.25%, 11/15/2030(c)	1,000,000	878,188
3.25%, 10/01/2031(c)	2,300,000	1,931,791

		36,837,138

Packaged Foods & Meats-0.44%
General Mills, Inc., 2.25%, 10/14/2031(b)	370,000	310,304
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(c)	724,000	615,805
JDE Peet’s N.V. (Netherlands)
1.38%, 01/15/2027(c)	900,000	786,903
2.25%, 09/24/2031(c)	501,000	404,269
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	2,418,000	2,009,914

		4,127,195

Paper Packaging-0.20%
Berry Global, Inc.
4.88%, 07/15/2026(c)	727,000	723,365
1.65%, 01/15/2027	796,000	707,062
Sealed Air Corp., 1.57%, 10/15/2026(c)	544,000	485,931

		1,916,358

	Principal Amount	Value

Pharmaceuticals-0.08%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	$334,000	$283,493
Mayo Clinic, Series 2021, 3.20%, 11/15/2061(b)	524,000	420,397

		703,890

Property & Casualty Insurance-0.45%
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	250,000	191,692
3.05%, 12/15/2061	519,000	390,507
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	250,000	222,518
Fidelity National Financial, Inc.
2.45%, 03/15/2031	194,000	161,327
3.20%, 09/17/2051	294,000	208,164
First American Financial Corp.
4.30%, 02/01/2023	101,000	101,763
2.40%, 08/15/2031	584,000	482,591
Progressive Corp. (The)
2.50%, 03/15/2027	628,000	596,094
3.00%, 03/15/2032	338,000	308,010
3.70%, 03/15/2052	462,000	407,123
Stewart Information Services Corp., 3.60%, 11/15/2031	893,000	772,175
W.R. Berkley Corp., 3.15%, 09/30/2061	498,000	352,180

		4,194,144

Railroads-0.56%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	1,105,000	1,228,234
CSX Corp., 6.15%, 05/01/2037	2,776,000	3,222,876
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	976,000	749,768

		5,200,878

Real Estate Development-0.87%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(b)(c)	208,000	75,920
5.50%, 04/21/2025(c)	874,000	293,008
6.05%, 10/13/2025(b)(c)	488,000	164,822
5.50%, 05/17/2026(b)(c)	425,000	141,419
Country Garden Holdings Co. Ltd. (China)
4.75%, 07/25/2022(b)(c)	1,000,000	980,000
3.13%, 10/22/2025(c)	2,500,000	1,753,125
Essential Properties L.P., 2.95%, 07/15/2031	549,000	450,408
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)(c)	962,000	904,280
Logan Group Co. Ltd. (China)
7.50%, 08/25/2022(c)	200,000	72,000
4.25%, 07/12/2025(b)(c)	725,000	208,438
4.50%, 01/13/2028(b)(c)	250,000	63,298
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	141,000	123,958
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	553,000	182,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Real Estate Development-(continued)
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)(c)	$2,300,000	$2,070,000
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	812,000	625,240

		8,108,683

Regional Banks-1.37%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	1,190,000	1,200,241
2.50%, 02/06/2030	132,000	116,446
Series G, 4.00%(d)(e)	1,481,000	1,318,090
Fifth Third Bancorp
2.38%, 01/28/2025	156,000	150,682
2.55%, 05/05/2027	96,000	89,993
4.06%, 04/25/2028(d)	882,000	877,239
4.34%, 04/25/2033(b)(d)	1,130,000	1,126,862
Huntington Bancshares, Inc., 2.49%, 08/15/2036(c)(d)	480,000	398,382
KeyCorp, 2.25%, 04/06/2027	195,000	179,781
M&T Bank Corp., 3.50%(b)(d)(e)	575,000	484,445
PNC Financial Services Group, Inc. (The), Series U, 6.00%(d)(e)	2,109,000	2,100,986
SVB Financial Group
2.10%, 05/15/2028	280,000	246,685
1.80%, 02/02/2031	371,000	297,566
Series C, 4.00%(b)(d)(e)	1,591,000	1,385,681
Series D, 4.25%(d)(e)	2,008,000	1,741,940
Series E, 4.70%(d)(e)	1,348,000	1,109,593

		12,824,612

Reinsurance-0.24%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	197,000	150,368
Global Atlantic Fin Co.
4.40%, 10/15/2029(c)	292,000	274,609
3.13%, 06/15/2031(c)	334,000	283,235
4.70%, 10/15/2051(c)(d)	1,648,000	1,498,626

		2,206,838

Renewable Electricity-0.12%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	1,198,000	1,150,080

Residential REITs-0.37%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	132,000	109,385
3.63%, 04/15/2032	1,280,000	1,166,699
3.38%, 07/15/2051	141,000	106,080
4.30%, 04/15/2052	639,000	554,373
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	241,000	210,489
2.70%, 01/15/2034	784,000	638,956
Mid-America Apartments L.P., 2.88%, 09/15/2051	136,000	102,714

	Principal Amount	Value

Residential REITs-(continued)
Spirit Realty L.P.
2.10%, 03/15/2028	$187,000	$163,283
3.40%, 01/15/2030	113,000	102,983
2.70%, 02/15/2032	157,000	132,005
Sun Communities Operating L.P., 2.70%, 07/15/2031	166,000	141,676

		3,428,643

Restaurants-0.46%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	746,000	638,650
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	1,565,000	1,536,932
Starbucks Corp., 3.00%, 02/14/2032(b)	2,450,000	2,172,524

		4,348,106

Retail REITs-0.27%
Agree L.P.
2.00%, 06/15/2028	213,000	187,043
2.60%, 06/15/2033	278,000	229,661
Kimco Realty Corp.
1.90%, 03/01/2028	213,000	188,240
2.70%, 10/01/2030	111,000	98,850
2.25%, 12/01/2031(b)	652,000	549,797
Kite Realty Group Trust, 4.75%, 09/15/2030	121,000	119,888
National Retail Properties, Inc., 3.50%, 04/15/2051	312,000	249,145
Realty Income Corp.
2.20%, 06/15/2028	142,000	127,119
3.25%, 01/15/2031	139,000	129,719
Simon Property Group L.P., 1.38%, 01/15/2027(b)	681,000	609,131

		2,488,593

Semiconductors-0.31%
Broadcom, Inc.
2.45%, 02/15/2031(c)	241,000	199,833
4.30%, 11/15/2032	252,000	236,874
3.42%, 04/15/2033(c)	191,000	164,279
3.47%, 04/15/2034(c)	724,000	616,191
3.19%, 11/15/2036(c)	282,000	223,334
Marvell Technology, Inc., 2.95%, 04/15/2031	607,000	528,224
Micron Technology, Inc.
4.98%, 02/06/2026	18,000	18,466
4.19%, 02/15/2027	85,000	84,565
2.70%, 04/15/2032	457,000	381,044
3.37%, 11/01/2041	308,000	245,719
Skyworks Solutions, Inc.
1.80%, 06/01/2026(b)	92,000	83,848
3.00%, 06/01/2031	188,000	158,108

		2,940,485

Soft Drinks-0.30%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	2,973,000	2,773,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Sovereign Debt-2.62%
China Government International Bond (China), 2.50%, 10/26/2051(c)	$4,821,000	$3,728,159
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(c)	560,000	444,447
Egypt Government International Bond (Egypt)
5.25%, 10/06/2025(c)	519,000	461,401
3.88%, 02/16/2026(c)	842,000	686,053
5.88%, 02/16/2031(b)(c)	689,000	506,267
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,119,000	715,298
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(c)	3,623,000	3,131,601
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061(b)	1,160,000	851,712
Mexico Government International Bond (Mexico)
3.50%, 02/12/2034	1,645,000	1,396,243
4.40%, 02/12/2052	2,256,000	1,810,564
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	365,000	253,690
Oman Government International Bond (Oman), 6.25%, 01/25/2031(c)	795,000	811,486
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(c)	1,200,000	1,068,169
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	1,886,000	1,578,280
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(c)	200,000	201,107
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,404,023
4.75%, 01/26/2026	763,000	690,092
UAE International Government Bond (United Arab Emirates)
2.00%, 10/19/2031(c)	733,000	653,682
2.88%, 10/19/2041(c)	1,108,000	932,684
3.25%, 10/19/2061(c)	1,390,000	1,149,954
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	1,278,000	1,051,768

		24,526,680

Specialized Finance-0.10%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	894,000	892,242

Specialized REITs-0.94%
American Tower Corp.
2.70%, 04/15/2031	592,000	497,907
4.05%, 03/15/2032	664,000	624,269
3.10%, 06/15/2050	212,000	148,961
2.95%, 01/15/2051	502,000	347,224
Crown Castle International Corp., 2.50%, 07/15/2031	397,000	333,726

	Principal Amount	Value

Specialized REITs-(continued)
EPR Properties
4.75%, 12/15/2026	$474,000	$465,991
3.60%, 11/15/2031	990,000	840,469
Equinix, Inc., 3.90%, 04/15/2032	1,318,000	1,239,217
Extra Space Storage L.P.
3.90%, 04/01/2029	1,081,000	1,042,588
2.55%, 06/01/2031	256,000	219,016
2.35%, 03/15/2032	732,000	604,056
Life Storage L.P., 2.40%, 10/15/2031 .	636,000	526,000
SBA Communications Corp.
3.88%, 02/15/2027	1,190,000	1,130,738
3.13%, 02/01/2029	892,000	766,393

		8,786,555

Specialty Chemicals-0.73%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(c)	289,000	271,748
6.99%, 02/20/2032(c)	2,162,000	1,944,038
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	1,785,000	1,677,463
5.50%, 03/18/2031	3,250,000	2,931,614

		6,824,863

Systems Software-0.16%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,409,000	1,252,601
Oracle Corp., 3.60%, 04/01/2050	280,000	201,699

		1,454,300

Technology Hardware, Storage & Peripherals-0.08%
Apple, Inc.
2.65%, 05/11/2050	190,000	145,731
2.80%, 02/08/2061	856,000	630,179

		775,910

Trading Companies & Distributors-0.06%
Air Lease Corp., 2.20%, 01/15/2027	483,000	433,170
Aircastle Ltd., 4.40%, 09/25/2023	153,000	153,785

		586,955

Trucking-0.53%
Aviation Capital Group LLC, 4.13%, 08/01/2025(c)	37,000	36,230
SMBC Aviation Capital Finance DAC (Ireland)
4.13%, 07/15/2023(c)	204,000	203,566
1.90%, 10/15/2026(b)(c)	644,000	558,652
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(c)	774,000	704,892
3.15%, 06/15/2031(c)	2,283,000	1,949,892
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	1,800,000	1,552,860

		5,006,092

Wireless Telecommunication Services-0.79%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(c)	1,888,000	1,721,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
2.25%, 02/15/2026(c)	$846,000	$777,123
2.63%, 04/15/2026(b)	861,000	801,591
3.40%, 10/15/2052(c)	2,022,000	1,541,096
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	556,000	355,840
Vodafone Group PLC (United Kingdom)
3.25%, 06/04/2081(b)(d)	691,000	622,684
4.13%, 06/04/2081(b)(d)	882,000	763,473
5.13%, 06/04/2081(d)	1,011,000	846,596

		7,429,881

Total U.S. Dollar Denominated Bonds & Notes (Cost $573,769,120)		507,684,531

Asset-Backed Securities-24.51%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	4,460,000	3,978,885
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	115,736	114,038
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	340,019	333,674
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(i)	445,188	432,865
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	1,536,164	1,440,867
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(j)	2,960,316	2,780,168
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	3,000,000	2,974,446
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	10,000,000	9,745,475
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	1,898,852	1,739,960
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	1,898,852	1,679,235
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	1,844,803	1,735,329
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	2,105,965	1,937,454
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(i)	2,569,753	2,282,203
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.81% (1 mo. USD LIBOR + 0.14%), 11/25/2036(f)	166,579	163,406
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.69%, 04/10/2051(i)	2,500,000	2,408,900
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	1,878,098
Series 2019-B14, Class C, 3.90%, 12/15/2062(i)	930,000	840,450

	Principal Amount	Value
Series 2019-B15, Class B, 3.56%, 12/15/2072	$2,000,000	$1,864,759
Series 2019-B9, Class C, 4.97%, 03/15/2052(i)	3,369,000	3,343,554
Series 2020-B17, Class C, 3.37%, 03/15/2053(i)	3,000,000	2,665,834
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	662,002	642,157
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(c)(i)	2,173,906	2,111,369
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 1.41% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(f)	1,135,000	1,114,138
Series 2021-VOLT, Class C, 1.65% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(f)	3,005,000	2,908,101
Series 2021-VOLT, Class D, 2.20% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(f)	8,799,000	8,540,799
Series 2021-XL2, Class B, 1.55% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	751,690	732,712
BX Trust
Series 2021-LGCY, Class B, 1.41% (1 mo. USD LIBOR + 0.86%), 10/15/2023(c)(f)	10,000,000	9,602,553
Series 2022-LBA6, Class A, 1.51% (1.00% + SOFR Term Rate), 01/15/2039(c)(f)	2,085,000	2,050,000
Series 2022-LBA6, Class B, 1.81% (1.30% + SOFR Term Rate), 01/15/2039(c)(f)	1,285,000	1,249,358
Series 2022-LBA6, Class C, 2.11% (1.60% + SOFR Term Rate), 01/15/2039(c)(f)	690,000	678,435
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(i)	105,630	101,728
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 2.24% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(f)	1,281,000	1,277,700
Series 2016-1A, Class ARR, 2.18% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(f)	957,000	948,069
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D, 4.56%, 04/10/2046(c)(i)	1,650,000	1,630,124
Series 2014-GC23, Class B, 4.18%, 07/10/2047(i)	184,000	182,657
Citigroup Mortgage Loan Trust, Inc.
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(c)(i)	56,608	56,608
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	1,933,809	1,720,859
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	58,416	58,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(i)	$1,745,423	$1,679,738
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(j)	1,854,497	1,792,091
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(j)	177,310	176,037
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	677,068	658,647
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	347,668	333,284
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(i)	2,439,357	2,392,956
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(i)	1,160,000	1,118,521
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,303,916
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	1,955,000	1,840,159
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	532,495	527,339
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	44,144	44,184
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	214,000	214,120
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(i)	290,332	284,755
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	56,480	55,502
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	392,215	365,224
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	1,572,854	1,476,119
Extended Stay America Trust, Series 2021-ESH, Class B, 1.94% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	690,749	682,406
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	3,295,019	3,060,663
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	1,192,845	1,124,180
FREMF Mortgage Trust, Series 2013- K29, Class X2A, IO, 0.13%, 05/25/2046(c)(k)	25,431,595	12,922
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(i)	387,373	378,696
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 2.13% (3mo. USD LIBOR + 1.07%), 01/20/2033(c)(f)	4,000,000	3,969,840

	Principal Amount	Value
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.97% (3mo. USD LIBOR + 0.91%), 11/20/2030(c)(f)	$2,362,000	$2,344,136
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 2.13% (3mo. USD LIBOR + 1.07%), 10/20/2032(c)(f)	5,000,000	4,954,865
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 2.27% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	8,000,000	7,899,416
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.89%, 08/10/2046(c)(i)	325,000	326,302
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,451,792
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,369,760
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	4,536,035	4,267,062
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	539,000	483,311
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	286,000	257,822
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	394,000	370,777
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	175,000	164,756
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(g)	1,474,000	1,378,520
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(i)	2,635,018	2,349,042
JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	2,631,793
Series 2020-COR7, Class C, 3.85%, 05/13/2053(i)	2,908,000	2,659,655
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 2.06% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	5,000,000	4,956,300
Life Mortgage Trust
Series 2021-BMR, Class A, 1.25% (1mo. USD LIBOR + 0.70%), 03/15/2038(c)(f)	1,798,835	1,762,712
Series 2021-BMR, Class B, 1.43% (1mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	1,213,968	1,173,060
Series 2021-BMR, Class C, 1.65% (1mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	491,485	473,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Med Trust
Series 2021-MDLN, Class A, 1.51% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	$1,360,000	$1,338,865
Series 2021-MDLN, Class B, 2.01% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	2,204,000	2,169,754
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	1,160,695	1,084,645
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	1,229,864	1,156,677
MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(i)	1,402,366	1,247,938
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(i)	1,719,422	1,617,173
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(i)	4,831,909	4,475,838
MHP Commercial Mortgage Trust
Series 2021-STOR, Class A, 1.25% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(f)	815,000	795,628
Series 2021-STOR, Class B, 1.45% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	615,000	598,989
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(c)	1,500,000	1,354,089
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.68%, 10/15/2048(i)	1,032,000	1,029,500
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,508,002
Motel Trust
Series 2021-MTL6, Class A, 1.45% (1 mo. USD LIBOR + 0.90%), 09/15/2038(c)(f)	5,172,050	5,097,900
Series 2021-MTL6, Class B, 1.75% (1 mo. USD LIBOR + 1.20%), 09/15/2038(c)(f)	165,183	162,636
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 2.10% (3mo. USD LIBOR + 1.06%), 04/16/2033(c)(f)	1,023,000	1,016,338
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(i)	194,490	192,369
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(i)	639,645	623,302
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(i)	1,666,619	1,610,615
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(i)	2,015,514	1,915,956
Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(c)(i)	2,537,801	2,400,721

	Principal Amount	Value
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(j)	$1,676,408	$1,611,097
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(j)	1,415,000	1,291,483
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	1,335,055	1,258,292
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	3,000,000	2,980,941
Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	1,730,000	1,720,613
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 2.11% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	4,000,000	3,979,904
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	3,000,000	2,989,422
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(c)	457,000	410,283
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	2,130,167	1,969,771
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 2.13% (3mo. USD LIBOR + 1.09%), 04/17/2034(c)(f)	250,000	244,533
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	870,000	821,206
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	672,370	669,077
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(i)	32,409	31,852
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	94,396	93,144
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(i)	2,864,237	2,784,608
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	1,600,867	1,551,048
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	1,829,267	1,598,507
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	1,869,033	1,575,134
STAR Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(i)	1,376,776	1,308,078
Series 2021-SFR1, Class B, 1.31% (1 mo. USD LIBOR + 0.75%), 04/17/2038(c)(f)	475,000	465,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Series 2021-SFR1, Class C, 1.61% (1 mo. USD LIBOR + 1.05%), 04/17/2038(c)(f)	$1,125,000	$1,100,378
Series 2021-SFR1, Class D, 1.86% (1 mo. USD LIBOR + 1.30%), 04/17/2038(c)(f)	1,665,000	1,621,800
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	44,537	44,326
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(i)	822,599	803,331
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(i)	2,871,000	2,683,544
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(i)	2,138,135	2,018,525
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(c)	452,238	440,403
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	142,875	145,020
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	1,481,200	1,357,710
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	1,125,949	987,024
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	81,622	80,617
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	1,316,137	1,262,311
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(i)	1,733,904	1,639,966
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	2,137,399	1,995,228
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	1,321,650	1,290,933
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(j)	1,604,402	1,544,025
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	326,575	318,042
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.59%, 01/15/2059(l)	1,492,248	61,429
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	458,750	452,309
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.53%, 10/15/2057(i)	307,000	305,618
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	4,278,500	3,884,795

Total Asset-Backed Securities (Cost $243,745,142)		229,500,519

U.S. Treasury Securities-15.40%
U.S. Treasury Bills-0.31%
0.41%, 05/26/2022(m)(n)	2,929,000	2,928,399

	Principal Amount	Value
U.S. Treasury Bonds-5.04%
2.38%, 02/15/2042	$32,418,000	$28,730,453
1.88%, 11/15/2051	23,361,400	18,411,703

		47,142,156

U.S. Treasury Notes-10.05%
2.25%, 03/31/2024(b)	13,156,500	13,051,145
2.63%, 04/15/2025	2,642,200	2,624,861
2.50%, 03/31/2027(b)	33,398,500	32,764,450
2.38%, 03/31/2029	26,920,200	25,982,199
1.88%, 02/15/2032	21,531,400	19,691,138

		94,113,793

Total U.S. Treasury Securities (Cost $150,544,944)		144,184,348

U.S. Government Sponsored Agency Mortgage-Backed Securities-10.92%
Collateralized Mortgage Obligations-0.61%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 2.37% (1 mo. USD LIBOR + 1.70%), 10/15/2049(c)(f)(o)	470,215	461,799
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 4.67%, 11/25/2055(c)(i)	926,904	925,886
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K026, Class X1, IO, 1.05%, 11/25/2022(l)	4,632,190	16,141
Series 2013-K035, Class X1, IO, 0.45%, 08/25/2023(l)	7,624,685	30,710
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(l)	5,586,495	50,185
Series 2014-K037, Class X1, IO, 1.08%, 01/25/2024(l)	5,931,413	77,767
Series 2015-K042, Class X1, IO, 1.16%, 12/25/2024(l)	4,178,902	95,503
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	249,075
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	987,411
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,016,448
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	993,936
Series K038, Class X1, IO, 1.25%, 03/25/2024(l)	3,914,470	68,552
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(j)	286,370	278,184
Series 2017-4, Class HT, 3.25%, 06/25/2057(j)	459,753	448,670

		5,700,267

Federal Home Loan Mortgage Corp. (FHLMC)-0.35%
0.00%, 12/14/2029(p)	150,000	117,847
3.55%, 10/01/2033	472,512	453,062
3.00%, 10/01/2034	310,892	307,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
4.00%, 11/01/2048 to 07/01/2049	$306,038	$307,020
3.50%, 08/01/2049	2,118,463	2,067,512

		3,253,230

Federal National Mortgage Association (FNMA)-1.32%
2.86%, 09/01/2029	495,361	481,158
2.99%, 09/01/2029	500,000	487,331
2.82%, 10/01/2029	495,762	480,250
3.05%, 10/01/2029	495,864	492,024
2.90%, 11/01/2029	500,000	484,784
3.08%, 10/01/2032	750,000	718,799
3.24%, 11/01/2032	461,557	451,780
3.31%, 01/01/2033	1,000,000	977,842
2.50%, 10/01/2034 to 12/01/2034	2,588,464	2,495,820
3.50%, 05/01/2047 to 06/01/2047	1,933,340	1,911,488
4.00%, 11/01/2047	90,140	90,669
3.00%, 09/01/2049 to 10/01/2049	3,510,879	3,334,930

		12,406,875

Government National Mortgage Association (GNMA)-1.19%
4.00%, 07/20/2049	55,863	56,182
TBA, 2.00%, 05/01/2052(q)	6,645,000	6,035,529
TBA, 2.50%, 05/01/2052(q)	5,400,000	5,020,313

		11,112,024

Uniform Mortgage-Backed Securities-7.45%
TBA, 1.50%, 05/01/2037(q)	8,760,000	8,018,993
TBA, 2.00%, 05/01/2037 to 05/01/2052(q)	30,491,850	27,186,728
TBA, 2.50%, 05/01/2052(q)	17,400,000	15,892,453
TBA, 4.00%, 05/01/2052(q)	9,249,000	9,209,077
TBA, 4.50%, 05/01/2052(q)	9,249,000	9,408,997

		69,716,248

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $104,664,675)		102,188,644

Agency Credit Risk Transfer Notes-0.74%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 2.82% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(f)(o)	29,081	29,090
Series 2019-R06, Class 2M2, 2.77% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(f)(o)	23,452	23,458
Series 2022-R03, Class 1M1, 2.39% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)(o)	2,882,637	2,887,543
Series 2022-R04, Class 1M1, 2.29% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)(o)	1,431,863	1,432,929

	Principal Amount	Value
Freddie Mac
Series 2020-DNA5, Class M2, STACR® , 3.09% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)(r)	$514,852	$518,941
Series 2022-DNA3, Class M1A, STACR® , 2.25% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)(r)	2,015,000	2,016,063

Total Agency Credit Risk Transfer Notes (Cost $6,897,842)		6,908,024

	Shares
Preferred Stocks-0.57%
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%, (b)(d)	176,000	176,000

Diversified Banks-0.42%
Citigroup, Inc.
Series U, Pfd., 5.00%, (b)(d)	1,196,000	1,134,705
Series W, Pfd., 4.00%, (d)	691,000	628,810
JPMorgan Chase & Co., Series I, Pfd., 4.71% (3 mo. USD LIBOR + 3.47%), (f)	1,934,000	1,915,855
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	232	281,066

		3,960,436

Integrated Telecommunication Services-0.05%
AT&T, Inc., Series B, Pfd., 2.88%, (b)(d)	500,000	498,688

Investment Banking & Brokerage-0.03%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%, (d)	341,000	289,465

Life & Health Insurance-0.02%
MetLife, Inc., Series G, Pfd., 3.85%, (b)(d)	173,000	166,307

Other Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%, (d)	269,000	269,134

Total Preferred Stocks (Cost $5,632,147)		5,360,030

	Principal Amount
Municipal Obligations-0.39%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	$735,000	712,499
Series 2022, RB, 4.35%, 06/01/2041	590,000	566,933
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	543,287
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	819,498
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(s)	200,000	226,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Los Angeles (City of), CA Department of Water & Power System Revenue, Series 2010, RB, 6.57%, 07/01/2045	$255,000	$341,107
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	467,966

Total Municipal Obligations(t) (Cost $4,231,132)		3,677,514

U.S. Government Sponsored Agency Securities-0.29%
Fannie Mae STRIPS
0.00%, 05/15/2029(p)	450,000	360,918
0.00%, 01/15/2030(p)	1,300,000	1,017,560
0.00%, 05/15/2030(p)	850,000	658,403
Freddie Mac STRIPS, 0.00%, 09/15/2030(p)	350,000	268,067
Tennessee Valley Authority
5.38%, 04/01/2056(b)	100,000	130,790
4.25%, 09/15/2065	250,000	273,443

Total U.S. Government Sponsored Agency Securities (Cost $2,471,732)		2,709,181

Non-U.S. Dollar Denominated Bonds & Notes-0.02%(u)
Movies & Entertainment-0.01%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR 100,000	106,089

Sovereign Debt-0.01%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(c)	EUR 309,000	104,949

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)		211,038

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

	Shares	Value
Options Purchased-0.02%†
(Cost $920,520)		$192,170

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-107.09% (Cost $1,093,331,512)		1,002,615,999

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.87%
Invesco Private Government Fund, 0.40%(v)(w)(x)	27,731,092	27,731,092
Invesco Private Prime Fund, 0.35%(v)(w)(x)	64,648,695	64,648,695

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,379,787)		92,379,787

TOTAL INVESTMENTS IN SECURITIES-116.96% (Cost $1,185,711,299)		1,094,995,786
OTHER ASSETS LESS LIABILITIES-(16.96)%		(158,797,131)

NET ASSETS-100.00%		$936,198,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $442,587,209, which represented 47.27% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(m)	$2,928,399 was pledged as collateral to cover margin requirements for open futures contracts. See Note 2P.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(p)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(q)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 2J.
(r)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(s)	Principal and/or interest payments are secured by the bond insurance company listed.
(t)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

(u)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(v)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,439,698	$401,796,520	$(395,505,126)	$-	$-	$27,731,092	$22,666	*
Invesco Private Prime Fund	50,025,963	871,891,079	(857,245,895)	(1)	(22,451)	64,648,695	69,218	*

Total	$71,465,661	$1,273,687,599	$(1,252,751,021)	$(1)	$(22,451)	$92,379,787	$91,884

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(w)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.
†	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	1,153	$41	$4,727,300	$57,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

Open Exchange-Traded Equity Options Purchased-(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Alphabet, Inc., Class C	Call	01/20/2023	1	$2,500	$250,000	$19,320

Total Exchange-Traded Equity Options Purchased						$76,970

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk
S&P 500 Index	Call	09/16/2022	30	$4,675	$14,025,000	$115,200

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk
S&P 500 Index	Call	09/16/2022	22	$4,775	$(10,505,000)	$(50,160)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 2 Year Notes	365	June-2022	$76,946,563	$(1,360,910)	$(1,360,910)
U.S. Treasury Long Bonds	158	June-2022	22,228,625	(1,595,912)	(1,595,912)

Subtotal-Long Futures Contracts				(2,956,822)	(2,956,822)

Short Futures Contracts

Interest Rate Risk
U.S. Treasury 5 Year Notes	116	June-2022	(13,069,938)	289,935	289,935
U.S. Treasury 10 Year Notes	45	June-2022	(5,362,031)	11,711	11,711
U.S. Treasury 10 Year Ultra Notes	351	June-2022	(45,279,000)	3,693,535	3,693,535
U.S. Treasury Ultra Bonds	18	June-2022	(2,887,875)	401,304	401,304

Subtotal-Short Futures Contracts				4,396,485	4,396,485

Total Futures Contracts				$1,439,663	$1,439,663

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive

Currency Risk
7/12/2022	Citibank, N.A.	AUD	9,000,000	USD	6,490,160	$85,760
7/12/2022	Virtu Americas LLC	AUD	9,000,000	USD	6,492,300	87,899
7/12/2022	Virtu Americas LLC	JPY	829,301,420	AUD	10,060,000	737,706

Subtotal-Appreciation						911,365

Currency Risk
7/12/2022	Citigroup Global Markets	AUD	5,030,000	JPY	416,799,783	(352,213)
7/12/2022	Virtu Americas LLC	AUD	5,030,000	JPY	416,968,389	(350,908)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Total Return Bond ETF (GTO)–(continued)

April 30, 2022

(Unaudited)

Open Forward Foreign Currency Contracts-(continued)
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
7/12/2022	Virtu Financial BD LLC	USD	12,821,202	AUD	18,000,000	$(12,401)

Subtotal-Depreciation						(715,522)

Total Forward Foreign Currency Contracts						$195,843

Abbreviations:

AUD	-Australian Dollar
JPY	-Japanese Yen
USD	-U.S. Dollar

Portfolio Composition

Asset Group (% of the Fund’s Net Assets)

as of April 30, 2022

U.S. Dollar Denominated Bonds & Notes	54.23

Asset-Backed Securities	24.51

U.S. Treasury Securities	15.40

U.S. Government Sponsored Agency Mortgage-Backed Securities	10.92

Agency Credit Risk Transfer Notes	0.74

Preferred Stocks	0.57

Municipal Obligations	0.39

U.S. Government Sponsored Agency Securities	0.29

Non-U.S. Dollar Denominated Bonds & Notes	0.02

Options Purchased	0.02

Money Market Funds Plus Other Assets Less Liabilities	(7.09)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Ultra Short Duration ETF (GSY)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-37.29%
Aerospace & Defense-0.08%
Boeing Co. (The), 1.17%, 02/04/2023	$2,046,000	$2,019,545

Agricultural & Farm Machinery-0.11%
John Deere Capital Corp., 1.20%, 04/06/2023	2,687,000	2,659,208

Application Software-0.20%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	4,883,418

Asset Management & Custody Banks-0.30%
Ares Capital Corp., 3.50%, 02/10/2023	7,250,000	7,253,014

Automobile Manufacturers-3.70%
BMW US Capital LLC (Germany)
3.80%, 04/06/2023(b)	10,000,000	10,115,478
0.75%, 08/12/2024(b)	11,111,000	10,531,121
Daimler Finance North America LLC (Germany)
2.55%, 08/15/2022(b)	500,000	500,831
3.35%, 02/22/2023(b)	21,462,000	21,596,735
General Motors Financial Co., Inc., 1.20%, 10/15/2024	8,824,000	8,295,690
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,358,292
1.00%, 09/17/2024(b)	8,721,000	8,128,982
Toyota Motor Credit Corp., 0.87% (3 mo. USD LIBOR + 0.40%), 05/17/2022(c)	12,260,000	12,260,421
Volkswagen Group of America Finance LLC (Germany), 3.13%, 05/12/2023(b)	5,091,000	5,092,097

		88,879,647

Consumer Finance-0.56%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,164,530
Capital One Financial Corp., 2.60%, 05/11/2023	5,823,000	5,809,114
Synchrony Financial, 2.85%, 07/25/2022	2,566,000	2,570,445

		13,544,089

Data Processing & Outsourced Services-0.54%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,506,779
PayPal Holdings, Inc., 1.35%, 06/01/2023	9,688,000	9,566,116

		13,072,895

Department Stores-0.24%
7-Eleven, Inc., 0.63%, 02/10/2023(b)	5,882,000	5,781,750

Diversified Banks-8.15%
Bank of Montreal (Canada), 0.97% (SOFR + 0.71%), 03/08/2024(c)	13,043,000	13,054,338
Bank of Nova Scotia (The) (Canada), 1.95%, 02/01/2023	25,000,000	24,932,364
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	7,955,000	7,571,114
BPCE S.A. (France)
1.70% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	12,000,000	12,004,312
5.15%, 07/21/2024(b)	5,040,000	5,129,967

	Principal Amount	Value
Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023	$15,000,000	$14,607,939
0.95%, 06/23/2023	17,045,000	16,690,418
Discover Bank, 3.35%, 02/06/2023	25,000,000	25,169,286
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.46%, 03/02/2023	11,785,000	11,870,406
National Bank of Canada (Canada)
2.10%, 02/01/2023	25,000,000	24,900,301
0.90%, 08/15/2023(d)	5,000,000	4,976,418
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(b)(d)	3,787,000	3,751,051
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,302,929
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 09/12/2023(b)	11,102,000	10,762,215
2.55%, 03/10/2025(b)	5,122,000	4,969,970
Toronto-Dominion Bank (The) (Canada), 1.49% (3 mo. USD LIBOR + 0.35%), 07/22/2022(c)	10,000,000	10,004,346
UBS AG (Switzerland), 0.70%, 08/09/2024(b)	4,288,000	4,046,536

		195,743,910

Diversified Capital Markets-0.83%
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	13,636,000	13,356,423
Macquarie Group Ltd. (Australia), 1.20%, 10/14/2025(b)(d)	7,143,000	6,680,392

		20,036,815

Electric Utilities-1.31%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,652,317
Florida Power & Light Co., 0.44% (SOFR + 0.25%), 05/10/2023(c)	13,043,000	13,007,141
Southern Co. (The), Series 2021, 0.56% (SOFR + 0.37%), 05/10/2023(c)	10,526,000	10,495,723
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,218,643

		31,373,824

Fertilizers & Agricultural Chemicals-0.22%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,248,316

Financial Exchanges & Data-0.20%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	4,938,000	4,826,497

Gas Utilities-0.75%
Atmos Energy Corp., 1.02% (3 mo. USD LIBOR + 0.38%), 03/09/2023(c)	9,756,000	9,761,044
CenterPoint Energy Resources Corp., 1.00% (3 mo. USD LIBOR + 0.50%), 03/02/2023(c)	8,333,000	8,317,887

		18,078,931

Health Care Distributors-0.42%
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,170,000	10,013,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Independent Power Producers & Energy Traders-0.15%
NextEra Energy Capital Holdings, Inc., 0.78% (SOFR + 0.54%), 03/01/2023(c)	$3,704,000	$3,700,082

Integrated Telecommunication Services-0.85%
AT&T, Inc., 0.93% (SOFR + 0.64%), 03/25/2024(c)	9,917,000	9,912,434
Verizon Communications, Inc., 0.79% (SOFR + 0.50%), 03/22/2024(c)	10,417,000	10,400,632

		20,313,066

Investment Banking & Brokerage-3.11%
Goldman Sachs Group, Inc. (The)
0.63%, 11/17/2023(d)	21,111,000	20,802,484
3.00%, 03/15/2024	14,085,000	13,996,242
Morgan Stanley
3.13%, 01/23/2023	14,598,000	14,667,811
0.56%, 11/10/2023(d)	6,000,000	5,918,343
0.92% (SOFR + 0.63%), 01/24/2025(c)	7,228,000	7,160,455
3.62%, 04/17/2025(d)	12,230,000	12,167,722

		74,713,057

Life & Health Insurance-5.07%
Athene Global Funding
2.80%, 05/26/2023(b)	17,500,000	17,481,073
0.95%, 01/08/2024(b)	5,000,000	4,775,734
2.51%, 03/08/2024(b)	10,173,000	9,929,391
0.93% (SOFR + 0.70%), 05/24/2024(b)(c)	9,750,000	9,639,872
Brighthouse Financial Global Funding
0.60%, 06/28/2023(b)	3,255,000	3,168,132
1.75%, 01/13/2025(b)	12,727,000	12,023,481
GA Global Funding Trust, 0.80%, 09/13/2024(b)	10,909,000	10,175,816
Jackson National Life Global Funding, 0.90% (SOFR + 0.60%), 01/06/2023(b)(c)	10,000,000	10,005,108
MassMutual Global Funding II, 0.66% (SOFR + 0.36%), 04/12/2024(b)(c)	15,022,000	14,999,961
MET Tower Global Funding, 0.85% (SOFR + 0.55%), 01/17/2023(b)(c)	10,000,000	10,009,703
New York Life Global Funding
1.45% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(c)	7,407,000	7,408,979
1.10%, 05/05/2023(b)	3,243,000	3,186,854
Principal Life Global Funding II, 0.75% (SOFR + 0.45%), 04/12/2024(b)(c)	5,882,000	5,873,786
Protective Life Global Funding, 0.63%, 10/13/2023(b)	3,192,000	3,084,841

		121,762,731

Life Sciences Tools & Services-0.53%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	13,208,000	12,815,432

Managed Health Care-0.12%
Humana, Inc., 0.65%, 08/03/2023	2,917,000	2,832,893

Multi-line Insurance-0.16%
Metropolitan Life Global Funding I, 0.87% (SOFR + 0.57%), 01/13/2023(b)(c)	3,749,000	3,753,155

	Principal Amount	Value
Multi-Utilities-0.32%
Dominion Energy, Inc., Series D, 1.36% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	$7,692,000	$7,681,071

Oil & Gas Exploration & Production-1.50%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	20,729,000	20,772,320
ConocoPhillips, 1.41% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	11,853,000	11,854,239
Pioneer Natural Resources Co., 0.55%, 05/15/2023	3,509,000	3,421,196

		36,047,755

Oil & Gas Refining & Marketing-0.78%
Phillips 66
3.70%, 04/06/2023	12,500,000	12,599,097
0.90%, 02/15/2024	6,250,000	6,006,962

		18,606,059

Oil & Gas Storage & Transportation-2.43%
Enbridge, Inc. (Canada)
0.61% (SOFR + 0.40%), 02/17/2023(c)	3,571,000	3,564,746
4.00%, 10/01/2023	15,000,000	15,151,953
0.84% (SOFR + 0.63%), 02/16/2024(c)	4,606,000	4,612,916
Enterprise Products Operating LLC, 3.35%, 03/15/2023	3,650,000	3,671,865
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	2,000,000	2,001,610
ONEOK Partners L.P., 3.38%, 10/01/2022	6,998,000	7,009,751
Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	22,442,000	22,390,773

		58,403,614

Other Diversified Financial Services-0.79%
AIG Global Funding, 0.80%, 07/07/2023(b)(e)	7,317,000	7,141,029
Blackstone Private Credit Fund, 2.70%, 01/15/2025(b)	12,645,000	11,907,032

		19,048,061

Packaged Foods & Meats-0.18%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,187,112

Pharmaceuticals-0.51%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,128,152

Regional Banks-0.31%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 0.81% (SOFR + 0.60%), 02/18/2025(b)(c)	7,500,000	7,482,223

Restaurants-0.26%
Starbucks Corp., 0.62% (SOFR + 0.42%), 02/14/2024(c)	6,318,000	6,324,677

Semiconductors-0.96%
NXP B.V./NXP Funding LLC (China), 4.63%, 06/01/2023(b)	22,725,000	22,998,606

Specialized REITs-0.48%
Crown Castle International Corp., 3.15%, 07/15/2023	11,626,000	11,624,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Systems Software-0.33%
VMware, Inc., 0.60%, 08/15/2023	$8,064,000	$7,807,413

Technology Hardware, Storage & Peripherals-0.29%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,042,042

Trading Companies & Distributors-0.55%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	6,943,679
0.80%, 08/18/2024	6,650,000	6,177,924

		13,121,603

Total U.S. Dollar Denominated Bonds & Notes (Cost $911,958,038)		895,808,473

Asset-Backed Securities-13.92%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 2.66% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(c)	2,000,000	1,978,960
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	1,932,929	1,904,558
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	3,344,261	3,251,693
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	7,677,617	7,201,333
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(f)	699,002	699,332
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	697,270	605,895
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	630,702	629,661
Atrium XIII (Cayman Islands), Series 13A, Class A1, 2.36% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(c)	3,000,000	2,993,844
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR2, 1.22% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(c)	6,035,485	6,018,241
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.81% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	999,475	980,436
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	4,905,700	4,586,527
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	4,935,376	4,787,427
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 2.06% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(c)	6,250,000	6,211,225
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	932,129	934,330
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 2.02% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(c)	719,113	719,898

	Principal Amount	Value
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	$2,423,195	$2,417,217
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	13,928,323	12,516,418
Countrywide Asset-Backed Ctfs., Series 2006-6, Class 1A1, 1.01% (1 mo. USD LIBOR + 0.34%), 09/25/2036(c)	598,745	597,227
Credit Suisse Mortgage Capital Trust, Series 2014-2R, Class 27A1, 0.66% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(c)	73,517	72,769
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 1.39% (1 mo. USD LIBOR + 0.72%), 07/25/2034(c)	948,379	937,281
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	7,135,946	6,651,668
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 1.33% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(c)	13,414,895	13,327,014
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	2,091,466	2,051,288
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	506,260	500,076
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(b)	67,923	67,991
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 2.89% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(c)	9,000,000	8,990,055
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.97% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(c)	10,000,000	9,924,370
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 2.35% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(c)	11,683,446	11,661,972
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 1.59% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(c)	14,000,000	13,938,862
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.62% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(c)	5,000,000	4,968,930
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 2.78% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(c)	5,000,000	4,974,640
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 2.00% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(c)	10,000,000	9,935,610
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	2,781,254	2,713,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.25% (1 mo. USD LIBOR + 0.59%), 01/25/2036(c)	$1,233,619	$1,228,004
JP Morgan Mortgage Trust, Series 2021- LTV2, Class A1, 2.52%, 05/25/2052(b)(f)	10,402,385	9,273,424
KKR CLO 21 Ltd. (Cayman Islands), Series A, 2.04% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(c)	2,000,000	1,984,250
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.89% (1 mo. USD LIBOR + 0.22%), 04/25/2037(c)	872,974	868,049
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	2,662,363	2,585,407
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	4,511,121	4,118,089
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 2.27% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(c)	9,930,502	9,878,298
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 1.97% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(c)	9,750,000	9,689,550
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 2.17% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(c)	397,808	401,393
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	2,333,885	2,308,427
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,532,482	1,493,327
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 1.25% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(c)	10,000,000	10,018,609
OBX Trust
Series 2018-EXP1, Class 2A1, 1.52% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	318,744	319,984
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	11,212,357	10,476,661
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 2.18% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	6,675,902	6,651,762
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 2.18% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(c)	5,000,000	4,968,010
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	9,873,273	9,824,923

	Principal Amount	Value
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	$2,015,063	$1,980,438
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	1,997,298	1,970,802
STAR Trust, Series 2021-SFR1, Class A, 1.16% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	19,775,913	19,449,022
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	736,052	732,564
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	4,116,605	4,020,178
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	4,310,499	4,207,723
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)	10,775,994	10,129,394
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(f)	11,419,291	10,673,691
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 1.96% (3 mo. USD LIBOR + 0.90%), 12/28/2029(b)(c) .	11,462,190	11,382,884
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.90% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(c)	5,370,546	5,350,884
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	8,545,931	7,821,986
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	2,000,662	1,983,052
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	4,347,771	4,191,577
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	11,910,411	10,724,480
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	4,058,859	3,952,805

Total Asset-Backed Securities (Cost $344,773,275)		334,409,471

Variable Rate Senior Loan Interests-0.07%(h)(i)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 2.11% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,713,515)	1,717,426	1,677,710

Commercial Paper-41.06%(j)
Arrow Electronics, Inc.
1.20%, 05/05/2022(b)	10,000,000	9,998,497
1.20%, 05/11/2022(b)	9,000,000	8,997,198
AT&T, Inc.
0.90%, 08/16/2022(b)	15,000,000	14,930,013
1.11%, 12/05/2022(b)	19,500,000	19,246,890
Aviation Capital Group LLC
1.32%, 05/09/2022(b)	25,000,000	24,995,993
1.42%, 05/16/2022(b)	10,000,000	9,996,704
Barclays Capital, Inc., 1.06%, 02/02/2023.	36,900,000	36,231,104
Brookfield Infrastructure Holdings Canada, Inc., 1.25%, 05/03/2022	25,000,000	24,998,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Crown Castle International Corp.
1.43%, 05/03/2022(b)	$14,000,000	$13,998,830
1.35%, 05/10/2022(b)	15,000,000	14,996,013
1.40%, 05/17/2022(b)	12,100,000	12,094,077
Enel Finance America LLC
0.34%, 06/21/2022(b)	9,300,000	9,284,282
2.02%, 09/15/2022(b)	15,000,000	14,901,020
Energy Transfer L.P.
0.80%, 05/02/2022	26,000,000	25,998,401
1.35%, 05/09/2022	17,000,000	16,995,981
1.40%, 05/17/2022	15,000,000	14,992,657
Entergy Corp., 0.95%, 05/24/2022(b)	30,000,000	29,981,750
Fidelity National Information Services, Inc., 1.10%, 06/01/2022(b)	38,535,000	38,499,146
General Motors Financial Co., Inc.
0.96%, 06/21/2022(b)	10,000,000	9,981,288
1.11%, 11/01/2022(b)	10,000,000	9,890,467
Harley-Davidson Financial Services, Inc.
1.30%, 05/06/2022(b)	15,000,000	14,997,915
1.28%, 05/10/2022(b)	15,000,000	14,996,448
Hawaiian Electric Industries, Inc., 0.90%, 05/03/2022(b)	12,000,000	11,999,135
Healthpeak Properties, Inc.
0.90%, 05/03/2022(b)	17,500,000	17,498,837
1.00%, 05/17/2022(b)	36,800,000	36,785,262
HSBC USA, Inc.
0.78%, 01/06/2023(b)	25,000,000	24,594,175
0.65% (SOFR + 0.35%), 02/10/2023(c)	14,000,000	13,988,486
Intercontinental Exchange, Inc., 1.00%, 05/18/2022(b)	23,050,000	23,039,293
Jabil, Inc.
1.20%, 05/02/2022(b)	33,200,000	33,197,516
1.25%, 05/16/2022(b)	12,000,000	11,993,608
Leidos, Inc., 1.15%, 05/03/2022(b)	35,000,000	34,996,718
Macquarie Bank Ltd., 0.90% (SOFR + 0.60%), 03/02/2023(b)(c)	20,000,000	20,027,090
Mitsubishi HC Capital America, Inc., 1.15%, 05/04/2022	15,000,000	14,998,696
Mohawk Industries, Inc., 1.00%, 05/02/2022(b)	35,000,000	34,998,372
Molson Coors Beverage Co.
1.00%, 05/04/2022(b)	18,200,000	18,198,519
1.25%, 05/18/2022(b)	13,000,000	12,994,580
National Grid North America, Inc., 1.02%, 05/09/2022(b)	18,800,000	18,796,590
Nutrien Ltd., 1.15%, 05/19/2022(b)	10,000,000	9,995,289
Regatta Funding Co. LLC, 0.90%, 01/18/2023(b)	41,000,000	40,327,709
Sherwin-Williams Co. (The), 0.90%, 05/09/2022(b)	16,000,000	15,997,316
Suncor Energy, Inc., 0.75%, 05/24/2022(b)	11,250,000	11,242,953
Thermo Fisher Scientific, Inc., 0.50%, 06/01/2022(b)	15,000,000	14,986,044
TransCanada PipeLines Ltd.
1.05%, 05/02/2022(b)	34,000,000	33,998,419
0.95%, 05/10/2022(b)	10,790,000	10,787,808
UBS AG, 0.47% (SOFR + 0.19%), 06/16/2022(b)(c)	16,500,000	16,498,367

	Principal Amount	Value
Verizon Communications, Inc.
0.65%, 05/10/2022(b)	$20,000,000	$19,995,936
0.80%, 05/23/2022(b)	10,000,000	9,994,113
Walgreens Boots Alliance, Inc., 1.05%, 05/04/2022(b)	13,000,000	12,998,888
Walt Disney Co. (The), 0.71%, 09/23/2022(b)	14,800,000	14,702,521
Waste Management, Inc., 0.31%, 08/16/2022(b)	11,000,000	10,950,175
White Plains Capital Co. LLC
0.52%, 07/12/2022(b)	20,000,000	19,944,664
0.70%, 07/19/2022(b)	10,000,000	9,968,252
0.70%, 08/02/2022(b)	14,700,000	14,640,532

Total Commercial Paper (Cost $987,555,600)		986,138,948

	Repurchase Amount
Repurchase Agreements-7.49%(k)
Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by a domestic non-agency asset-backed security, foreign corporate debt obligations and domestic non-agency mortgage-backed securities valued at $280,407,201; 0.75% - 6.55%; 11/24/2027 - 03/25/2061), 0.95%, 05/02/2022(l)	50,040,896	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by a domestic non-agency asset-backed security and domestic and foreign corporate debt obligations valued at $81,895,783; 0.30% - 10.95%; 11/01/2023 - 05/12/2061), 0.62%, 05/02/2022(l)	30,016,025	30,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic non-agency asset-backed security, a foreign corporate debt obligation and domestic non-agency mortgage-backed securities valued at $26,352,231; 0.00% - 3.68%; 11/16/2026 - 02/15/2053), 0.66%, 05/02/2022(l)	25,014,313	25,000,000
Nomura Securities International, Inc., joint term agreement dated 03/31/2022, aggregate maturing value of $50,040,278 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $55,095,152; 0.00% - 6.26%; 11/25/2034 - 10/25/2059), 1.00%, 05/02/2022(m)	25,020,139	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

	Repurchase Amount	Value
Societe Generale, joint term agreement dated 12/30/2021, aggregate maturing value of $100,002,028 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $108,714,857; 0.00% - 12.00%; 05/15/2022 - 10/27/2081), 0.47%, 05/02/2022(m)	$50,001,014	$50,000,000

Total Repurchase Agreements (Cost $180,000,000)		180,000,000

	Principal Amount
Certificates of Deposit-1.04%
Diversified Banks-1.04%
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022 (Cost $25,000,000)	25,000,000	24,977,661

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.87% (Cost $2,451,000,428)		2,423,012,263

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 0.40%(n)(o)(p)	1,655,100	$1,655,100
Invesco Private Prime Fund, 0.35%(n)(o)(p)	3,861,751	3,861,751

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,516,738)		5,516,851

TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $2,456,517,166)		2,428,529,114
OTHER ASSETS LESS LIABILITIES-(1.10)%		(26,487,798)

NET ASSETS-100.00%		$2,402,041,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,471,799,305, which represented 61.27% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at April 30, 2022.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Global Fund.
(k)	Principal amount equals value at period end. See Note 2K.
(l)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(m)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,241,242	$11,935,912	$(13,522,054)	$-	$-	$1,655,100	$1,320	*
Invesco Private Prime Fund	7,562,898	17,804,621	(21,503,761)	113	(2,120)	3,861,751	4,235	*

Total	$10,804,140	$29,740,533	$(35,025,815)	$113	$(2,120)	$5,516,851	$5,555

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco Ultra Short Duration ETF (GSY)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2022
Commercial Paper	41.06

U.S. Dollar Denominated Bonds & Notes	37.29

Asset-Backed Securities	13.92

Repurchase Agreements	7.49

Certificates of Deposit	1.04

Variable Rate Senior Loan Interests	0.07

Money Market Funds Plus Other Assets Less Liabilities	(0.87)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco Variable Rate Investment Grade ETF (VRIG)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-48.96%
Agricultural & Farm Machinery-0.10%
John Deere Capital Corp., 0.81% (SOFR + 0.56%), 03/07/2025(b)	$678,000	$680,974

Automobile Manufacturers-2.58%
American Honda Finance Corp., 0.74% (3 mo. USD LIBOR + 0.37%), 05/10/2023(b)	2,000,000	1,702,110
BMW US Capital LLC (Germany), 1.14% (SOFR + 0.84%), 04/01/2025(b)(c)	897,000	900,000
Ford Motor Credit Co. LLC, 2.37% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)(d)	3,000,000	2,995,424
General Motors Financial Co., Inc.
2.31% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)	1,000,000	1,001,053
1.95% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	1,000,574
1.02% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,146,211
1.60% (SOFR + 1.30%), 04/07/2025(b)	2,500,000	2,493,836
Toyota Motor Credit Corp.
0.58% (SOFR + 0.28%), 12/14/2022(b)	3,000,000	3,001,571
0.55% (SOFR + 0.26%), 06/18/2024(b)(d)	3,000,000	2,976,882

		17,217,661

Biotechnology-0.45%
AbbVie, Inc., 1.13% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)	3,000,000	3,003,904

Construction Machinery & Heavy Trucks-1.72%
Caterpillar Financial Services Corp., 0.36% (SOFR + 0.15%), 11/17/2022(b)	5,000,000	4,995,949
Daimler Trucks Finance North America LLC (Germany)
1.30% (SOFR + 1.00%), 04/05/2024(b)(c)	3,500,000	3,501,676
1.04% (SOFR + 0.75%), 12/13/2024(b)(c)	3,000,000	2,989,645

		11,487,270

Consumer Finance-1.98%
American Express Co.
1.16% (3 mo. USD LIBOR + 0.65%), 02/27/2023(b)(d)	5,215,000	5,221,064
0.53% (SOFR + 0.23%), 11/03/2023(b)(d)	2,500,000	2,482,439
Capital One Financial Corp.
1.96% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	2,500,000	2,497,798
0.95% (SOFR + 0.69%), 12/06/2024(b)	3,000,000	2,990,575

		13,191,876

	Principal Amount	Value
Diversified Banks-15.52%
Bank of America Corp.
1.37% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)	$3,750,000	$3,750,916
1.03% (SOFR + 0.73%), 10/24/2024(b)	2,000,000	1,999,892
1.40% (SOFR + 1.10%), 04/25/2025(b)	3,500,000	3,505,886
1.09% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,038,025
1.59% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,613,498
1.35% (SOFR + 1.05%), 02/04/2028(b)	1,685,000	1,662,064
Bank of Nova Scotia (The) (Canada), 0.79% (SOFR + 0.55%), 03/02/2026(b)(d)	2,500,000	2,472,435
Barclays PLC (United Kingdom), 1.84% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	3,019,399
BPCE S.A. (France), 1.70% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	1,500,000	1,500,539
Canadian Imperial Bank of Commerce (Canada), 1.09% (SOFR + 0.80%), 03/17/2023(b)	3,000,000	3,005,764
Citigroup, Inc.
2.13% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)(d)	1,500,000	1,500,963
1.95% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)	2,500,000	2,504,636
1.55% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,026,943
0.97% (SOFR + 0.67%), 05/01/2025(b)(d)	2,500,000	2,469,443
2.22% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,899,156
Commonwealth Bank of Australia (Australia), 0.80% (SOFR + 0.52%), 06/15/2026(b)(c)	3,000,000	2,981,104
HSBC Holdings PLC (United Kingdom)
1.69% (SOFR + 1.43%), 03/10/2026(b)	3,500,000	3,509,357
2.18% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	3,016,487
ING Groep N.V. (Netherlands)
1.96% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	1,250,000	1,261,124
1.93% (SOFR + 1.64%), 03/28/2026(b)	2,500,000	2,524,608
1.30% (SOFR + 1.01%), 04/01/2027(b)(d)	2,999,000	2,952,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
2.41% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	$1,900,000	$1,906,591
0.77% (SOFR + 0.54%), 06/01/2025(b)(d)	4,000,000	3,940,294
0.87% (SOFR + 0.60%), 12/10/2025(b)	3,000,000	2,958,806
1.62% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,401,377
Mizuho Financial Group, Inc. (Japan), 1.88% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)(d)	2,500,000	2,501,482
NatWest Group PLC (United Kingdom)
1.98% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	3,999,580
2.52% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)	4,000,000	4,025,728
NatWest Markets PLC (United Kingdom)
1.96% (SOFR + 1.66%), 09/29/2022(b)(c)	2,500,000	2,511,129
0.73% (SOFR + 0.53%), 08/12/2024(b)(c)	571,000	567,556
Nordea Bank Abp (Finland), 1.45% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c) .	2,987,000	3,002,786
Royal Bank of Canada (Canada), 1.14% (SOFR + 0.84%), 04/14/2025(b)(d)	4,000,000	3,996,826
Societe Generale S.A. (France), 1.35% (SOFR + 1.05%), 01/21/2026(b)(c)	3,000,000	2,947,420
Standard Chartered PLC (United Kingdom), 2.04% (SOFR + 1.74%), 03/30/2026(b)(c)	3,108,000	3,128,733
Swedbank AB (Sweden), 1.21% (SOFR + 0.91%), 04/04/2025(b)(c)	4,615,000	4,619,699
Truist Bank
1.00% (SOFR + 0.73%), 03/09/2023(b)	2,000,000	2,004,780
0.50% (SOFR + 0.20%), 01/17/2024(b)(d)	3,000,000	2,977,580
USB Realty Corp., 2.19% (3 mo. USD LIBOR + 1.15%)(b)(c)(e)	1,100,000	902,550
Wells Fargo & Co., 1.62% (SOFR + 1.32%), 04/25/2026(b)(d)	2,000,000	2,002,627

		103,609,910

Electric Utilities-2.75%
American Electric Power Co., Inc., Series A, 1.77% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	3,000,270
Cleco Power LLC, 1.33% (3 mo. USD LIBOR + 0.50%), 06/15/2023(b)(c)	3,000,000	2,999,366
Eversource Energy, Series T, 0.45% (SOFR + 0.25%), 08/15/2023(b)(d)	3,000,000	2,992,798
Florida Power & Light Co., 0.44% (SOFR + 0.25%), 05/10/2023(b)	1,478,000	1,473,936
Pacific Gas and Electric Co., 1.35% (SOFR + 1.15%), 11/14/2022(b)	600,000	600,549

	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
0.72% (SOFR + 0.47%), 12/02/2022(b)	$3,000,000	$2,999,165
Series F, 0.62% (SOFR + 0.35%), 06/13/2022(b)	3,000,000	2,999,999
Southern Co. (The), Series 2021, 0.56% (SOFR + 0.37%), 05/10/2023(b)	1,316,000	1,312,215

		18,378,298

Gas Utilities-0.49%
CenterPoint Energy Resources Corp., 1.00% (3 mo. USD LIBOR + 0.50%), 03/02/2023(b)	3,250,000	3,244,106

Health Care Distributors-0.60%
Cardinal Health, Inc., 1.60% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)	4,000,000	4,002,317

Health Care Equipment-0.80%
Baxter International, Inc., 0.50% (SOFR + 0.26%), 12/01/2023(b)(c)(d)	3,000,000	2,986,935
Becton, Dickinson and Co., 1.61% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	2,335,000	2,335,061

		5,321,996

Health Care Services-1.01%
Cigna Corp., 1.93% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,568,495
Roche Holdings, Inc. (Switzerland), 0.50% (SOFR + 0.24%), 03/05/2024(b)(c)	2,161,000	2,157,725

		6,726,220

Hotels, Resorts & Cruise Lines-0.25%
Hyatt Hotels Corp., 1.35% (SOFR + 1.05%), 10/01/2023(b)	1,644,000	1,646,507

Independent Power Producers & Energy Traders-1.32%
NextEra Energy Capital Holdings, Inc.
0.75% (3 mo. USD LIBOR + 0.27%), 02/22/2023(b)	4,000,000	3,989,607
1.31% (SOFR + 1.02%), 03/21/2024(b)	4,850,000	4,854,036

		8,843,643

Integrated Telecommunication Services-1.90%
AT&T, Inc.
1.29% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	2,669,000	2,679,417
1.98% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,862,179
Verizon Communications, Inc.
1.61% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,175,888
1.08% (SOFR + 0.79%), 03/20/2026(b)	2,000,000	1,994,965

		12,712,449

Investment Banking & Brokerage-4.65%
Charles Schwab Corp. (The)
0.72% (SOFR + 0.52%), 05/13/2026(b)	4,303,000	4,258,754
1.30% (SOFR + 1.05%), 03/03/2027(b)	4,000,000	4,004,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
1.21% (3 mo. USD LIBOR + 0.75%), 02/23/2023(b)	$3,000,000	$3,000,508
1.63% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,500,180
2.18% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)	4,500,000	4,500,126
0.75% (SOFR + 0.54%), 11/17/2023(b)	3,957,000	3,944,156
0.84% (SOFR + 0.58%), 03/08/2024(b)	2,069,000	2,052,357
1.00% (SOFR + 0.70%), 01/24/2025(b)	2,535,000	2,511,638
2.99% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,243,368
Morgan Stanley, 1.46% (SOFR + 1.17%), 04/17/2025(b)(d)	3,000,000	3,003,593

		31,019,367

Life & Health Insurance-4.65%
Athene Global Funding
2.19% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,303,044
0.93% (SOFR + 0.70%), 05/24/2024(b)(c)	5,000,000	4,943,524
1.01% (SOFR + 0.72%), 01/07/2025(b)(c)	3,500,000	3,454,410
Equitable Financial Life Global Funding, 0.69% (SOFR + 0.39%), 04/06/2023(b)(c)(d)	2,500,000	2,496,136
GA Global Funding Trust
0.77% (SOFR + 0.50%), 09/13/2024(b)(c)(d)	4,000,000	3,933,722
1.66% (SOFR + 1.36%), 04/11/2025(b)(c)	4,000,000	3,992,098
Jackson National Life Global Funding, 1.70% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,000,294
New York Life Global Funding, 0.75% (SOFR + 0.48%), 06/09/2026(b)(c)	3,000,000	2,950,722
Pacific Life Global Funding II, 0.87% (SOFR + 0.62%), 06/04/2026(b)(c)	3,000,000	2,970,806

		31,044,756

Life Sciences Tools & Services-0.82%
Thermo Fisher Scientific, Inc.
0.65% (SOFR + 0.35%), 04/18/2023(b)(d)	3,000,000	2,995,946
0.69% (SOFR + 0.39%), 10/18/2023(b)	2,500,000	2,493,814

		5,489,760

Movies & Entertainment-0.45%
Magallanes, Inc., 2.06% (SOFR + 1.78%), 03/15/2024(b)(c)	3,000,000	3,028,224

	Principal Amount	Value
Multi-line Insurance-0.71%
Metropolitan Life Global Funding I
0.87% (SOFR + 0.57%), 01/13/2023(b)(c)	$2,000,000	$2,002,216
0.62% (SOFR + 0.32%), 01/07/2024(b)(c)	2,750,000	2,739,374

		4,741,590

Multi-Utilities-0.36%
CenterPoint Energy, Inc., 0.85% (SOFR + 0.65%), 05/13/2024(b)	1,639,000	1,626,534
Dominion Energy, Inc., Series D, 1.36% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)(d)	769,000	767,907

		2,394,441

Oil & Gas Exploration & Production-0.22%
ConocoPhillips, 1.41% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)(d)	1,500,000	1,500,157

Oil & Gas Storage & Transportation-0.23%
Enbridge, Inc. (Canada)
0.61% (SOFR + 0.40%), 02/17/2023(b)	357,000	356,375
0.84% (SOFR + 0.63%), 02/16/2024(b)	1,152,000	1,153,730

		1,510,105

Other Diversified Financial Services-0.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 0.97% (SOFR + 0.68%), 09/29/2023(b)	3,000,000	2,974,221

Packaged Foods & Meats-0.60%
General Mills, Inc., 2.05% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)(d)	3,937,000	3,982,609

Personal Products-0.38%
GSK Consumer Healthcare Capital US LLC, 1.18% (SOFR + 0.89%), 03/24/2024(b)(c)	2,500,000	2,503,022

Pharmaceuticals-0.62%
Bayer US Finance II LLC (Germany), 1.84% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,125,830

Regional Banks-0.84%
M&T Bank Corp., 1.89% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	2,940,000	2,940,990
Truist Financial Corp., 0.67% (SOFR + 0.40%), 06/09/2025(b)(d)	2,702,000	2,658,207

		5,599,197

Semiconductors-0.74%
QUALCOMM, Inc., 1.97% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)	4,950,000	4,964,040

Thrifts & Mortgage Finance-0.34%
Nationwide Building Society (United Kingdom), 1.49% (SOFR + 1.29%), 02/16/2028(b)(c)	2,300,000	2,265,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Tobacco-0.52%
BAT Capital Corp. (United Kingdom), 1.39% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	$3,500,000	$3,502,304

Trading Companies & Distributors-0.91%
Air Lease Corp., 1.18% (3 mo. USD LIBOR + 0.35%), 12/15/2022(b)	3,000,000	2,996,890
BOC Aviation Ltd. (Singapore), 2.09% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,081,796

		6,078,686

Total U.S. Dollar Denominated Bonds & Notes (Cost $327,558,069)		326,790,758

U.S. Treasury Securities-18.50%
U.S. Treasury Floating Rate Notes-18.50%
0.84% (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.08%), 04/30/2024(b) (Cost $123,509,454)	123,500,000	123,512,395

Agency Credit Risk Transfer Notes-16.83%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, 6.37% (1 mo. USD LIBOR + 5.70%), 04/25/2028(b)(f)	988,200	1,061,210
Series 2017-C03, Class 1M2, 3.67% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(f)	3,284,837	3,374,341
Series 2017-C05, Class 1M2, 2.87% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(f)	3,538,703	3,568,498
Series 2018-C01, Class 1M2, 2.92% (1 mo. USD LIBOR + 2.25%), 07/25/2030(b)(f)	5,729,156	5,788,106
Series 2018-C03, Class 1M2, 2.82% (1 mo. USD LIBOR + 2.15%), 10/25/2030(b)(f)	1,682,567	1,697,368
Series 2018-C06, Class 1M2, 2.67% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(f)	3,554,523	3,559,908
Series 2019-R01, Class 2M2, 3.12% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(f)	1,096,872	1,100,789
Series 2019-R02, Class 1M2, 2.97% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(c)(f)	1,725,171	1,726,374
Series 2021-R01, Class 1M1, 1.04% (30 Day Average SOFR + 0.75%), 10/25/2041(b)(c)(f)	2,341,152	2,316,281
Series 2021-R03, Class 1M1, 1.14% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(f)	4,820,293	4,774,189
Series 2022-R01, Class 1M1, 1.29% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(f)	1,709,819	1,690,863
Series 2022-R01, Class 1M2, 2.19% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(c)(f)	1,000,000	965,034

	Principal Amount	Value
Series 2022-R02, Class 2M1, 1.49% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(c)(f)	$3,782,947	$3,741,600
Series 2022-R02, Class 2M2, 3.29% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(f)	2,000,000	1,974,058
Series 2022-R03, Class 1M1, 2.39% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(f)	2,092,473	2,096,034
Series 2022-R03, Class 1M2, 3.79% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(f)	4,250,000	4,331,320
Series 2022-R04, Class 1M1, 2.29% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(c)(f)	2,545,000	2,546,895
Series 2022-R04, Class 1M2, 3.39% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(f)	3,400,000	3,422,113
Freddie Mac
Series 2018-DNA3, Class M2, STACR® , 2.77% (1 mo. USD LIBOR + 2.10%), 09/25/2048(b)(c)(g)	2,524,561	2,541,957
Series 2018-HQA1, Class M2, STACR® , 2.97% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(g)	4,121,468	4,151,390
Series 2018-HQA2, Class M2, STACR® , 2.97% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(g)	5,500,000	5,523,669
Series 2019-HQA3, Class M2, STACR® , 2.52% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(c)(g)	4,507,133	4,499,762
Series 2020-DNA5, Class M2, STACR® , 3.09% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(c)(g)	1,595,933	1,608,605
Series 2021-DNA2, Class M1, STACR® , 1.09% (30 Day Average SOFR + 0.80%), 08/25/2033(b)(c)(g)	1,037,694	1,031,478
Series 2021-DNA2, Class M2, STACR® , 2.59% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(g)	4,820,000	4,758,651
Series 2021-DNA3, Class M1, STACR® , 1.04% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(g)	2,111,471	2,090,710
Series 2021-DNA3, Class M2, STACR® , 2.39% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(g)	3,125,000	3,046,299
Series 2021-DNA5, Class M1, STACR® , 0.94% (30 Day Average SOFR + 0.65%), 01/25/2034(b)(c)(g)	24,965	24,928
Series 2021-DNA5, Class M2, STACR® , 1.94% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	4,178,000	4,147,074
Series 2021-DNA6, Class M2, STACR® , 1.79% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(g)	5,571,181	5,376,321
Series 2021-HQA1, Class M1, STACR® , 0.99% (30 Day Average SOFR + 0.70%), 08/25/2033(b)(c)(g)	1,404,567	1,399,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Series 2021-HQA3, Class M1, STACR® , 1.14% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(g)	$3,000,000	$2,916,300
Series 2022-DNA2, Class M1A, STACR® , 1.59% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(g)	2,725,022	2,700,483
Series 2022-DNA2, Class M1B, STACR®, 2.69% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(c)(g)	4,250,000	4,179,309
Series 2022-DNA3, Class M1A, STACR® , 2.25% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(c)(g)	4,040,000	4,042,132
Series 2022-DNA3, Class M1B, STACR® , 3.15% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(g)	4,500,000	4,509,383
Series 2022-HQA1, Class M1A, STACR® , 2.39% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(g)	2,000,000	2,003,123
Series 2022-HQA1, Class M1B, STACR® , 3.79% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(g)	2,000,000	2,045,048

Total Agency Credit Risk Transfer Notes (Cost $112,594,355)		112,331,087

Asset-Backed Securities-12.06%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	112,277	114,623
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.90% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	3,933,291
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 1.86% (1 mo. USD LIBOR + 1.31%), 11/15/2034(b)(c)	3,250,000	3,195,460
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 2.41%, 10/25/2033(h)	153,866	155,482
Series 2003-8, Class 4A1, 2.29%, 01/25/2034(h)	129,201	131,601
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 1.48% (1 mo. USD LIBOR + 0.93%), 10/15/2037(b)(c)	1,556,721	1,531,269
Series 2021-ACNT, Class B, 1.81% (1 mo. USD LIBOR + 1.25%), 11/15/2038(b)(c)	4,000,000	3,907,313
Series 2021-VINO, Class B, 1.41% (1 mo. USD LIBOR + 0.85%), 05/15/2038(b)(c)	2,350,000	2,271,392
Series 2021-VOLT, Class B, 1.50% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(c)	2,000,000	1,951,316
Series 2021-VOLT, Class D, 2.20% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(c)	1,250,000	1,213,320

	Principal Amount	Value
BX Trust
Series 2021-LGCY, Class B, 1.41% (1 mo. USD LIBOR + 0.86%), 10/15/2023(b)(c)	$3,630,000	$3,485,727
Series 2022-IND, Class C, 2.64% (2.29% + SOFR Term Rate), 04/15/2037(b)(c)	3,500,000	3,491,084
Series 2022-LBA6, Class B, 1.81% (1.30% + SOFR Term Rate), 01/15/2039(b)(c)	1,000,000	972,263
COMM Mortgage Trust, Series 2019-521F, Class C, 1.85% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,898,690
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 1.32% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	426,935	424,097
Series 2018-AGS, Class A2, 1.17% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	749,037	743,405
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1.47% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c) .	475,437	473,960
Great Wolf Trust, Series 2019-WOLF, Class B, 1.89% (1 mo. USD LIBOR + 1.33%), 12/15/2036(b)(c)	3,384,000	3,320,607
GS Mortgage Securities Trust, Series 2021-ROSS, Class A, 1.71% (1 mo. USD LIBOR + 1.15%), 05/15/2026(b)(c)	2,500,000	2,456,226
Home Equity Asset Trust, Series 2004-5, Class M2, 1.61% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	1,106,896	1,100,571
Invitation Homes Trust
Series 2018-SFR1, Class B, 1.50% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	999,857	995,123
Series 2018-SFR4, Class C, 1.95% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	2,999,862	2,992,263
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.81% (1 mo. USD LIBOR + 1.31%), 06/15/2035(b)(c)	2,385,000	2,330,662
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 1.57% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	95,654	95,599
Series 2019-INV2, Class A1, 1.57% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(c)	255,392	254,451
Series 2019-INV3, Class A11, 1.46% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(c)	110,550	110,193
Series 2019-LTV3, Class A1, 1.31% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(c)	87,814	87,731
Series 2020-8, Class A11, 1.00% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	245,663	241,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Series 2020-LTV1, Class A11, 1.46% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(c)	$29,300	$29,255
Series 2021-1, Class A11, 0.75% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	685,702	667,732
Med Trust, Series 2021-MDLN, Class B, 2.01% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(c)	3,000,000	2,953,386
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 1.24% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	3,240,547	3,178,221
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1.31% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	109,235	106,701
Series 2005-A2, Class A5, 2.81%, 02/25/2035(h)	55,541	55,224
Motel Trust, Series 2021-MTL6, Class B, 1.75% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(c)	352,390	346,956
OBX Trust
Series 2018-EXP1, Class 2A1, 1.52% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	333,570	334,867
Series 2018-EXP2, Class 2A2, 1.62% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(c)	466,630	469,730
Series 2019-EXP1, Class 2A2, 1.82% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	239,196	239,817
Series 2019-EXP2, Class 2A2, 1.87% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	470,305	468,490
Series 2020-EXP1, Class 2A2, 1.62% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(c)	367,503	365,856
Series 2020-EXP3, Class 2A2, 1.87% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(c)	614,027	613,636
Series 2020-INV1, Class A11, 1.36% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(c)	260,266	259,835
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 2.28% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	482,020	481,419
RLGH Trust, Series 2021-TROT, Class B, 1.72% (1 mo. USD LIBOR + 1.16%), 04/15/2036(b)(c)	3,000,000	2,959,423
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 1.55% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(c)	2,780,185	2,804,862
Series 2020-A, Class A2B, 1.38% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(c)	1,626,380	1,610,807
Series 2021-A, Class A2A2, 1.28% (1 mo. USD LIBOR + 0.73%), 01/15/2053(b)(c)	4,550,000	4,482,578

	Principal Amount	Value
SMRT, Series 2022-MINI, Class B, 1.87% (1.35% + SOFR Term Rate), 01/15/2039(b)(c)	$4,655,000	$4,571,084
STAR Trust, Series 2022-SFR3, Class B, 2.31% (1.95% + SOFR Term Rate), 05/17/2024(b)(c)	5,000,000	4,988,105
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 2.68%, 06/25/2034(h)	58,976	58,440
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 2.10% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(c)	2,500,000	2,559,888

Total Asset-Backed Securities (Cost $81,300,834)		80,485,077

U.S. Government Sponsored Agency Mortgage-Backed Securities-3.34%
Collateralized Mortgage Obligations-2.99%
Fannie Mae REMICs
Series 2005-57, Class KJ, 0.97% (1 mo. USD LIBOR + 0.30%), 04/25/2035(b)	1,795,003	1,796,680
Series 2011-127, Class FJ, 1.02% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	15,847	15,873
Series 2014-92, Class FB, 0.55% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	809,572	791,427
Series 2016-25, Class FL, 1.17% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	269,576	271,267
Series 2017-100, Class FM, 0.55% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	290,044	288,429
Series 2017-68, Class AF, 0.53% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	774,266	768,892
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 2.09% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(c)	3,659,829	3,506,202
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 0.80% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	565,372	565,139
Series KF35, Class A, 0.84% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	1,277,076	1,277,468
Series KF81, Class AS, 0.56% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	3,524,093	3,520,071
Series Q008, Class A, 0.84% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	1,449,765	1,444,521
Freddie Mac REMICs
Series 4091, Class JF, 1.05% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	192,230	193,289
Series 4547, Class FA, 0.68% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	676,164	677,688
Series 4683, Class FA, 0.58% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	782,770	789,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 4750, Class CF, 0.90% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	$3,267,705	$3,250,645
Series 4770, Class FA, 0.55% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	755,438	763,733

		19,920,990

Federal Home Loan Mortgage Corp. (FHLMC)-0.14%
ARM, 2.16% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	281,830	291,296
ARM, 2.05% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	332,990	346,685
ARM, 2.08% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	281,474	289,750

		927,731

Federal National Mortgage Association (FNMA)-0.21%
ARM, 2.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	50,273	50,019
ARM, 1.80% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	49,968	51,853
ARM, 2.42% (1 yr. U.S. Treasury Yield Curve Rate + 2.31%), 07/01/2035(b)	727,000	761,071
ARM, 1.97% (1 yr. USD LIBOR + 1.72%), 10/01/2036(b)	138,419	142,809
ARM, 2.53% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	203,332	203,300
ARM, 2.07% (1 yr. USD LIBOR + 1.58%), 11/01/2037(b)	208,638	213,834

		1,422,886

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $22,505,166)		22,271,607

Investment Abbreviations:

ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

	Shares	Value
Money Market Funds-18.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(i)(j) (Cost $125,014,004)	125,014,004	$125,014,004

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-118.42% (Cost $792,481,882)		790,404,928

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.52%
Invesco Private Government Fund, 0.40%(i)(j)(k)	5,048,480	5,048,480
Invesco Private Prime Fund, 0.35%(i)(j)(k)	11,767,966	11,767,966

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,816,009)		16,816,446

TOTAL INVESTMENTS IN SECURITIES-120.94% (Cost $809,297,891)		807,221,374
OTHER ASSETS LESS LIABILITIES-(20.94)%		(139,749,835)

NET ASSETS-100.00%		$667,471,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $259,404,883, which represented 38.86% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at April 30, 2022.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$178,982	$307,770,665	$(182,935,643)	$-	$-	$125,014,004	$6,377

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,054	59,222,739	(57,483,313)	-	-	5,048,480	3,560	*
Invesco Private Prime Fund	7,721,126	130,615,147	(126,561,837)	437	(6,907)	11,767,966	10,463	*

Total	$11,209,162	$497,608,551	$(366,980,793)	$437	$(6,907)	$141,830,450	$20,400

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2M.

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2022
U.S. Dollar Denominated Bonds & Notes	48.96

U.S. Treasury Securities	18.50

Agency Credit Risk Transfer Notes	16.83

Asset-Backed Securities	12.06

U.S. Government Sponsored Agency Mortgage-Backed Securities	3.34

Money Market Funds Plus Other Assets Less Liabilities	0.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Assets:
Unaffiliated investments in securities, at value(a)	$138,805,336	$-	$-	$-
Affiliated investments in securities, at value(a)	12,671,265	34,934,530	16,532,069	25,873,466
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	-	-	-	-
Unrealized appreciation on futures contracts	-	-	-	-
Cash	-	-	-	-
Foreign currencies, at value	-	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-
Cash collateral-centrally cleared swap agreements	-	-	-	-
Cash collateral-TBAs	-	-	-	-
Receivable for:
Dividends and interest	87,228	-	1	-
Variation margin on futures contracts	-	-	-	-
Variation margin on centrally cleared swap agreements	-	-	-	-
Securities lending	1,468	11,907	6,549	7,580
Investments sold	-	-	-	-
Other assets	-	-	-	-

Total assets	151,565,297	34,946,437	16,538,619	25,881,046

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	-	-	-	-
Open written options, at value	-	-	-	-
Due to custodian	-	-	3,705	-
Payable for:
Variation margin on futures contracts	-	-	-	-
Investments purchased	-	-	-	-
Investments purchased - TBA	-	-	-	-
Collateral upon return of securities loaned	12,645,598	2,402,076	1,636,390	930,515
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	40,605	1,269	715	1,072
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-

Total liabilities	12,686,203	2,403,345	1,640,810	931,587

Net Assets	$138,879,094	$32,543,092	$14,897,809	$24,949,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)

Net assets consist of:
Shares of beneficial interest	$131,179,860	$33,640,657	$16,210,634	$25,102,846
Distributable earnings (loss)	7,699,234	(1,097,565)	(1,312,825)	(153,387)

Net Assets	$138,879,094	$32,543,092	$14,897,809	$24,949,459

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,290,000	2,110,001	1,180,001	1,450,001
Net asset value	$107.66	$15.42	$12.63	$17.21

Market price	$108.17	$15.46	$12.63	$17.22

Unaffiliated investments in securities, at cost	$130,449,210	$-	$-	$-

Affiliated investments in securities, at cost	$12,671,265	$36,017,925	$17,797,723	$25,744,897

Foreign currencies, at cost	$-	$-	$-	$-

Premium received on written options	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$11,878,733	$2,320,972	$1,583,360	$894,324

70

Statements of Assets and Liabilities–(continued)

April 30, 2022

(Unaudited)

Invesco High Yield Bond Factor ETF (IHYF)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$37,786,354	$-	$240,873,274	$1,002,615,999	$2,423,012,263	$665,390,924
2,065,486	29,320,200	88,828,815	92,379,787	5,516,851	141,830,450

-	-	-	911,365	-	-
-	-	2,743,358	-	-	-
114,268	-	43,893	27,620,474	348,975	-
-	-	-	141,789	772	-

-	-	29,393,148	-	-	-
173,285	-	-	-	-	-
-	-	-	370,000	-	-

625,174	-	180,286	5,426,931	4,174,416	635,873
-	-	392,181	-	-	-
9,634	-	-	-	-	-
678	8,336	360	25,067	1,168	2,338
-	289,225	-	3,625,907	-	119,193
-	-	-	-	1,903	-

40,774,879	29,617,761	362,455,315	1,133,117,319	2,433,056,348	807,978,778

-	-	-	715,522	-	-
-	-	-	50,160	-	-
-	650	-	-	-	23,713

3,659	-	-	23,772	-	-
59,613	-	392,181	4,912,621	-	123,515,059
-	-	-	80,772,090	-	-
2,065,486	3,523,283	1,995,415	92,379,787	5,516,738	16,816,009
-	289,316	-	17,660,696	24,866,320	-
12,637	1,439	114,754	401,688	-	152,458
-	-	-	-	410,965	-
-	-	-	-	21,817	-
-	-	-	-	199,192	-
-	-	103	2,328	-	-

2,141,395	3,814,688	2,502,453	196,918,664	31,015,032	140,507,239

$38,633,484	$25,803,073	$359,952,862	$936,198,655	$2,402,041,316	$667,471,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco High Yield Bond Factor ETF (IHYF)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$42,111,542	$27,980,446	$438,315,803	$1,058,033,930	$2,435,450,055	$674,456,176
(3,478,058)	(2,177,373)	(78,362,941)	(121,835,275)	(33,408,739)	(6,984,637)

$38,633,484	$25,803,073	$359,952,862	$936,198,655	$2,402,041,316	$667,471,539

1,670,001	1,810,001	10,400,000	18,650,000	48,300,000	26,800,001
$23.13	$14.26	$34.61	$50.20	$49.73	$24.91

$23.13	$14.26	$34.56	$50.12	$49.73	$24.92

$40,604,971	$-	$243,408,071	$1,093,331,512	$2,451,000,428	$667,467,878

$2,065,486	$31,461,148	$88,835,034	$92,379,787	$5,516,738	$141,830,013

$-	$-	$-	$145,081	$866	$-

$-	$-	$-	$138,867	$-	$-

$1,975,519	$3,406,428	$1,886,129	$89,360,830	$5,384,319	$16,367,010

72

Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)	Invesco Balanced Multi-Asset Allocation ETF (PSMB)	Invesco Conservative Multi-Asset Allocation ETF (PSMC)	Invesco Growth Multi-Asset Allocation ETF (PSMG)
Investment income:
Unaffiliated interest income	$-	$-	$-	$-
Unaffiliated dividend income	2,085,479	-	-	-
Affiliated dividend income	47	281,988	176,998	220,807
Securities lending income	3,477	41,625	21,838	35,031
Foreign withholding tax	-	-	-	-

Total investment income	2,089,003	323,613	198,836	255,838

Expenses:
Unitary management fees	230,433	6,553	3,894	5,614
Advisory fees	-	-	-	-
Accounting & administration fees	-	-	-	-
Custodian & transfer agent fees	-	-	-	-
Tax expenses	-	-	-	-
Other expenses	-	-	-	-

Total expenses	230,433	6,553	3,894	5,614

Less: Waivers	(5)	-	-	-

Net expenses	230,428	6,553	3,894	5,614

Net investment income	1,858,575	317,060	194,942	250,224

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,798,066	-	-	-
Affiliated investment securities	(1,958)	(424,358)	(78,158)	(287,019)
Unaffiliated in-kind redemptions	4,038,038	-	-	-
Affiliated in-kind redemptions	-	480,695	(2,882)	146,819
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Written options	-	-	-	-
Distributions of underlying fund shares	-	12,796	8,234	11,916

Net realized gain (loss)	5,834,146	69,133	(72,806)	(128,284)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(10,217,540)	-	-	-
Affiliated investment securities	-	(2,982,520)	(1,445,178)	(2,108,264)
Foreign currencies	-	-	-	-
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	-	-	-
Swap agreements	-	-	-	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	(10,217,540)	(2,982,520)	(1,445,178)	(2,108,264)

Net realized and unrealized gain (loss)	(4,383,394)	(2,913,387)	(1,517,984)	(2,236,548)

Net increase (decrease) in net assets resulting from operations	$(2,524,819)	$(2,596,327)	$(1,323,042)	$(1,986,324)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco High Yield Bond Factor ETF (IHYF)	Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	Invesco S&P 500® Downside Hedged ETF (PHDG)	Invesco Total Return Bond ETF (GTO)	Invesco Ultra Short Duration ETF (GSY)	Invesco Variable Rate Investment Grade ETF (VRIG)

$975,943	$-	$-	$14,114,787	$10,824,254	$2,768,650
2	-	1,495,248	9,771	-	3
204	268,683	55,811	-	-	6,377
6,922	33,648	1,404	131,881	6,870	12,951
-	-	(360)	-	(2,619)	-

983,071	302,331	1,552,103	14,256,439	10,828,505	2,787,981

78,788	6,202	674,950	2,599,699	-	783,283
-	-	-	-	2,718,893	-
-	-	-	-	118,008	-
-	-	-	-	5,736	-
-	-	103	2,328	-	-
-	-	-	-	120,835	-

78,788	6,202	675,053	2,602,027	2,963,472	783,283

(21)	-	(6,145)	-	-	(730)

78,767	6,202	668,908	2,602,027	2,963,472	782,553

904,304	296,129	883,195	11,654,412	7,865,033	2,005,428

(161,659)	-	(14,594,453)	(39,905,621)	(6,155,742)	453,541
(1,666)	(304,119)	250	(22,451)	(2,120)	(6,907)
-	-	(164,822)	-	-	-
-	238,090	-	-	-	-
-	-	-	(2,771)	(56,428)	-
-	-	-	19,036	539,872	-
(231,307)	-	(4,008,696)	9,360,791	-	-
22,091	-	-	(33,718)	-	-
-	-	-	(225,342)	-	-
-	10,321	-	-	-	-

(372,541)	(55,708)	(18,767,721)	(30,810,076)	(5,674,418)	446,634

(3,030,955)	-	(7,535,024)	(95,364,825)	(29,780,738)	(4,563,072)
-	(2,945,047)	(3,234)	(1)	113	437
-	-	-	(9,252)	(18)	-
-	-	-	184,243	-	-
(219,890)	-	(93,235)	157,130	-	-
(47,625)	-	-	(71,657)	-	-
-	-	-	68,670	-	-

(3,298,470)	(2,945,047)	(7,631,493)	(95,035,692)	(29,780,643)	(4,562,635)

(3,671,011)	(3,000,755)	(26,399,214)	(125,845,768)	(35,455,061)	(4,116,001)

$(2,766,707)	$(2,704,626)	$(25,516,019)	$(114,191,356)	$(27,590,028)	$(2,110,573)

74

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Active U.S. Real Estate ETF (PSR)		Invesco Balanced Multi-Asset Allocation ETF (PSMB)
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net investment income	$1,858,575	$1,752,191	$317,060	$279,331
Net realized gain (loss)	5,834,146	8,106,247	69,133	541,115
Change in net unrealized appreciation (depreciation)	(10,217,540)	27,432,821	(2,982,520)	1,738,180

Net increase (decrease) in net assets resulting from operations	(2,524,819)	37,291,259	(2,596,327)	2,558,626

Distributions to Shareholders from:
Distributable earnings	(1,525,659)	(2,872,518)	(315,015)	(245,687)

Shareholder Transactions:
Proceeds from shares sold	30,575,112	41,753,739	16,457,009	14,517,098
Value of shares repurchased	(17,739,219)	(24,348,396)	(2,769,873)	(3,221,777)

Net increase in net assets resulting from share transactions	12,835,893	17,405,343	13,687,136	11,295,321

Net increase (decrease) in net assets	8,785,415	51,824,084	10,775,794	13,608,260

Net assets:
Beginning of period	130,093,679	78,269,595	21,767,298	8,159,038

End of period	$138,879,094	$130,093,679	$32,543,092	$21,767,298

Changes in Shares Outstanding:
Shares sold	270,000	420,000	1,000,000	890,000
Shares repurchased	(160,000)	(240,000)	(170,000)	(210,000)
Shares outstanding, beginning of period	1,180,000	1,000,000	1,280,001	600,001

Shares outstanding, end of period	1,290,000	1,180,000	2,110,001	1,280,001

(a)	For the period November 30, 2020 (commencement of investment operations) through October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco Conservative Multi-Asset Allocation ETF (PSMC)		Invesco Growth Multi-Asset Allocation ETF (PSMG)		Invesco High Yield Bond Factor ETF (IHYF)		Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Period Ended October 31, 2021(a)	Six Months Ended April 30, 2022	Year Ended October 31, 2021

$194,942	$257,499	$250,224	$238,002	$904,304	$1,393,289	$296,129	$207,379
(72,806)	591,830	(128,284)	283,544	(372,541)	239,932	(55,708)	135,286
(1,445,178)	118,608	(2,108,264)	2,286,665	(3,298,470)	149,386	(2,945,047)	825,575

(1,323,042)	967,937	(1,986,324)	2,808,211	(2,766,707)	1,782,607	(2,704,626)	1,168,240

(223,808)	(237,183)	(241,449)	(221,953)	(1,095,810)	(1,401,608)	(286,919)	(157,476)

6,571,706	26,952,467	8,313,705	12,083,425	1,004,724	41,110,278	33,661,066	14,477,305
(4,036,832)	(21,476,580)	(533,090)	(890,037)	-	-	(23,103,607)	(1,284,126)

2,534,874	5,475,887	7,780,615	11,193,388	1,004,724	41,110,278	10,557,459	13,193,179

988,024	6,206,641	5,552,842	13,779,646	(2,857,793)	41,491,277	7,565,914	14,203,943

13,909,785	7,703,144	19,396,617	5,616,971	41,491,277	-	18,237,159	4,033,216

$14,897,809	$13,909,785	$24,949,459	$19,396,617	$38,633,484	$41,491,277	$25,803,073	$18,237,159

490,000	1,980,000	450,000	680,000	40,000	1,630,001	2,220,000	950,000
(310,000)	(1,580,000)	(30,000)	(50,000)	-	-	(1,570,000)	(90,000)
1,000,001	600,001	1,030,001	400,001	1,630,001	-	1,160,001	300,001

1,180,001	1,000,001	1,450,001	1,030,001	1,670,001	1,630,001	1,810,001	1,160,001

76

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco S&P 500® Downside Hedged ETF (PHDG)		Invesco Total Return Bond ETF (GTO)
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Operations:
Net investment income	$883,195	$892,506	$11,654,412	$13,733,102
Net realized gain (loss)	(18,767,721)	12,023,258	(30,810,076)	(136,638)
Change in net unrealized appreciation (depreciation)	(7,631,493)	7,842,478	(95,035,692)	(2,849,319)

Net increase (decrease) in net assets resulting from operations	(25,516,019)	20,758,242	(114,191,356)	10,747,145

Distributions to Shareholders from:
Distributable earnings	(808,439)	(849,261)	(12,091,832)	(23,394,492)

Shareholder Transactions:
Proceeds from shares sold	233,876,381	197,749,727	221,323,766	591,077,610
Value of shares repurchased	(97,976,512)	(110,323,541)	(155,448,532)	(45,280,486)

Net increase (decrease) in net assets resulting from share transactions	135,899,869	87,426,186	65,875,234	545,797,124

Net increase (decrease) in net assets	109,575,411	107,335,167	(60,407,954)	533,149,777

Net assets:
Beginning of period	250,377,451	143,042,284	996,606,609	463,456,832

End of period	$359,952,862	$250,377,451	$936,198,655	$996,606,609

Changes in Shares Outstanding:
Shares sold	6,300,000	5,600,000	4,000,000	10,350,000
Shares repurchased	(2,700,000)	(3,200,000)	(2,950,000)	(800,000)
Shares outstanding, beginning of period	6,800,000	4,400,000	17,600,000	8,050,000

Shares outstanding, end of period	10,400,000	6,800,000	18,650,000	17,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco Ultra Short Duration ETF (GSY)		Invesco Variable Rate Investment Grade ETF (VRIG)
Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021

$7,865,033	$18,990,157	$2,005,428	$3,587,926
(5,674,418)	2,218,969	446,634	497,407
(29,780,643)	(10,628,974)	(4,562,635)	3,235,602

(27,590,028)	10,580,152	(2,110,573)	7,320,935

(7,307,786)	(19,527,454)	(1,959,540)	(3,754,424)

75,425,056	298,120,823	204,898,414	107,814,462
(580,714,145)	(358,552,341)	(5,009,037)	(92,749,796)

(505,289,089)	(60,431,518)	199,889,377	15,064,666

(540,186,903)	(69,378,820)	195,819,264	18,631,177

2,942,228,219	3,011,607,039	471,652,275	453,021,098

$2,402,041,316	$2,942,228,219	$667,471,539	$471,652,275

1,500,000	5,900,000	8,200,000	4,300,000
(11,600,000)	(7,100,000)	(200,000)	(3,700,000)
58,400,000	59,600,000	18,800,001	18,200,001

48,300,000	58,400,000	26,800,001	18,800,001

78

Financial Highlights

Invesco Active U.S. Real Estate ETF (PSR)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$110.25		$78.27	$97.24	$79.45	$80.07	$75.57
Net investment income(a)	1.55		1.59	2.11	2.16	2.05	0.75
Net realized and unrealized gain (loss) on investments	(2.86)		32.99	(18.34)	18.01	(1.24)	5.44
Total from investment operations	(1.31)		34.58	(16.23)	20.17	0.81	6.19
Distributions to shareholders from:
Net investment income	(1.28)		(2.60)	(2.74)	(2.38)	(1.43)	(1.69)
Net asset value at end of period	$107.66		$110.25	$78.27	$97.24	$79.45	$80.07
Market price at end of period(b)	$108.17		$110.26	$78.23	$97.13	$79.30	$80.04
Net Asset Value Total Return(c)	(1.22)%		44.71%	(16.56)%	25.82%	1.02%	8.37%
Market Price Total Return(c)	(0.76)%		44.82%	(16.52)%	25.90%	0.87%	8.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$138,879		$130,094	$78,270	$121,552	$27,807	$24,020
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.53%	0.80%
Net investment income	2.82	%(d)	1.61%	2.46%	2.40%	2.58%	0.97%
Portfolio turnover rate(e)	35%		83%	51%	30%	92%	134%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

	Six Months Ended April 30, 2022		Years Ended October 31,					For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$17.01		$13.60	$14.15	$13.10		$13.32	$12.50

Net investment income(b)(c)	0.20		0.33	0.37	0.38		0.36	0.18
Net realized and unrealized gain (loss) on investments	(1.58)		3.39	(0.12)	1.09		(0.23)	0.76

Total from investment operations	(1.38)		3.72	0.25	1.47		0.13	0.94

Distributions to shareholders from:
Net investment income	(0.21)		(0.31)	(0.45)	(0.38)		(0.32)	(0.12)
Net realized gains	-		-	(0.35)	(0.04)		(0.03)	-

Total distributions	(0.21)		(0.31)	(0.80)	(0.42)		(0.35)	(0.12)

Net asset value at end of period	$15.42		$17.01	$13.60	$14.15		$13.10	$13.32

Market price at end of period(d)	$15.46		$16.99	$13.57	$14.17		$13.14	$13.33

Net Asset Value Total Return(e)	(8.22)%		27.55%	1.86%	11.57%		0.89%	7.57	%(f)
Market Price Total Return(e)	(7.88)%		27.68%	1.49%	11.37%		1.12%	7.65	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,543		$21,767	$8,159	$4,246		$2,620	$1,332
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.05%	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.42	%(h)	2.02%	2.72%	2.81	%(i)	2.68%	2.08	%(h)
Portfolio turnover rate(j)	25%		28%	50%	56%		26%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 7.74%. The market price total return from Fund Inception to October 31, 2017 was 7.65%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

	Six Months Ended April 30, 2022		Years Ended October 31,					For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$13.91		$12.84	$13.02	$12.49		$12.87	$12.50

Net investment income(b)(c)	0.17		0.35	0.38	0.46		0.44	0.21
Net realized and unrealized gain (loss) on investments	(1.25)		1.07	0.09	0.73		(0.38)	0.31

Total from investment operations	(1.08)		1.42	0.47	1.19		0.06	0.52

Distributions to shareholders from:
Net investment income	(0.19)		(0.35)	(0.36)	(0.66)		(0.42)	(0.15)
Net realized gains	(0.01)		-	(0.29)	-		(0.02)	-

Total distributions	(0.20)		(0.35)	(0.65)	(0.66)		(0.44)	(0.15)

Net asset value at end of period	$12.63		$13.91	$12.84	$13.02		$12.49	$12.87

Market price at end of period(d)	$12.63		$13.92	$12.82	$13.04		$12.49	$12.88

Net Asset Value Total Return(e)	(7.87)%		11.18%	3.84%	9.80%		0.39%	4.18	%(f)
Market Price Total Return(e)	(7.93)%		11.44%	3.51%	9.96%		0.31%	4.26	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,898		$13,910	$7,703	$3,905		$1,249	$1,287
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.05%	0.09	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.50	%(h)	2.56%	3.01%	3.60	%(i)	3.42%	2.36	%(h)
Portfolio turnover rate(j)	18%		33%	41%	32%		38%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 4.26%. The market price total return from Fund Inception to October 31, 2017 was 4.17%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco Growth Multi-Asset Allocation ETF (PSMG)

	Six Months Ended April 30, 2022		Years Ended October 31,					For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$18.83		$14.04	$14.67	$13.45		$13.56	$12.50

Net investment income(b)(c)	0.20		0.34	0.42	0.38		0.35	0.17
Net realized and unrealized gain (loss) on investments	(1.61)		4.77	(0.49)	1.23		(0.15)	1.00

Total from investment operations	(1.41)		5.11	(0.07)	1.61		0.20	1.17

Distributions to shareholders from:
Net investment income	(0.21)		(0.32)	(0.34)	(0.35)		(0.28)	(0.11)
Net realized gains	-		-	(0.22)	(0.04)		(0.03)	-

Total distributions	(0.21)		(0.32)	(0.56)	(0.39)		(0.31)	(0.11)

Net asset value at end of period	$17.21		$18.83	$14.04	$14.67		$13.45	$13.56

Market price at end of period(d)	$17.22		$18.83	$14.05	$14.69		$13.50	$13.59

Net Asset Value Total Return(e)	(7.58)%		36.68%	(0.45)%	12.24%		1.43%	9.36	%(f)
Market Price Total Return(e)	(7.52)%		36.58%	(0.52)%	11.97%		1.58%	9.60	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,949		$19,397	$5,617	$4,400		$2,691	$1,356
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.05%	0.10	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.23	%(h)	1.92%	3.01%	2.70	%(i)	2.51%	1.90	%(h)
Portfolio turnover rate(j)	27%		25%	43%	81%		21%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 9.54%. The market price total return from Fund Inception to October 31, 2017 was 9.69%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco High Yield Bond Factor ETF (IHYF)

	Six Months Ended April 30, 2022 (Unaudited)		For the Period November 30, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$25.45		$25.00

Net investment income(b)	0.55		0.97
Net realized and unrealized gain (loss) on investments	(2.21)		0.43

Total from investment operations	(1.66)		1.40

Distributions to shareholders from:
Net investment income	(0.55)		(0.95)
Net realized gains	(0.11)		-

Total distributions	(0.66)		(0.95)

Net asset value at end of period	$23.13		$25.45

Market price at end of period(c)	$23.13		$25.51

Net Asset Value Total Return(d)	(6.63)%		5.65	%(e)
Market Price Total Return(d)	(6.86)%		5.88	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,633		$41,491
Ratio to average net assets of:
Expenses	0.39	%(f)	0.40	%(f)
Net investment income	4.48	%(f)	4.14	%(f)
Portfolio turnover rate(g)	34%		49%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 2, 2020, the first day of trading on the exchange) to October 31, 2021 was 5.39%. The market price total return from Fund Inception to October 31, 2021 was 5.30%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights–(continued)

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

	Six Months Ended April 30, 2022		Years Ended October 31,					For the Period February 21, 2017(a) Through October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$15.72		$13.44	$13.79	$12.76		$13.10	$12.50

Net investment income(b)(c)	0.18		0.34	0.40	0.46		0.40	0.20
Net realized and unrealized gain (loss) on investments	(1.44)		2.24	(0.08)	0.94		(0.34)	0.54

Total from investment operations	(1.26)		2.58	0.32	1.40		0.06	0.74

Distributions to shareholders from:
Net investment income	(0.20)		(0.30)	(0.42)	(0.36)		(0.37)	(0.14)
Net realized gains	-		-	(0.25)	(0.01)		(0.03)	-

Total distributions	(0.20)		(0.30)	(0.67)	(0.37)		(0.40)	(0.14)

Net asset value at end of period	$14.26		$15.72	$13.44	$13.79		$12.76	$13.10

Market price at end of period(d)	$14.26		$15.74	$13.43	$13.82		$12.78	$13.12

Net Asset Value Total Return(e)	(8.12)%		19.34%	2.55%	11.22%		0.40%	5.94	%(f)
Market Price Total Return(e)	(8.24)%		19.57%	2.25%	11.28%		0.41%	6.10	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,803		$18,237	$4,033	$5,516		$1,276	$1,310
Ratio to average net assets of:
Expenses(g)	0.05	%(h)	0.05%	0.05%	0.11	%(i)	0.05%	0.05	%(h)
Net investment income(c)	2.39	%(h)	2.20%	2.98%	3.48	%(i)	3.03%	2.23	%(h)
Portfolio turnover rate(j)	24%		27%	43%	65%		32%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (February 23, 2017, the first day of trading on the Exchange) to October 31, 2017 was 6.03%. The market price total return from Fund Inception to October 31, 2017 was 6.02%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.06%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights–(continued)

Invesco S&P 500® Downside Hedged ETF (PHDG)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$36.82		$32.51	$26.72	$27.92		$26.67	$23.42

Net investment income(a)	0.09		0.18	0.21	0.46		0.41	0.40
Net realized and unrealized gain (loss) on investments	(2.22)		4.31	5.94	(1.21)		1.36	3.37

Total from investment operations	(2.13)		4.49	6.15	(0.75)		1.77	3.77

Distributions to shareholders from:
Net investment income	(0.08)		(0.18)	(0.36)	(0.45)		(0.52)	(0.52)

Net asset value at end of period	$34.61		$36.82	$32.51	$26.72		$27.92	$26.67

Market price at end of period(b)	$34.56		$36.78	$32.58	$26.65		$27.86	$26.68

Net Asset Value Total Return(c)	(5.80)%		13.86%	23.19%	(2.71)%		6.61%	16.27%
Market Price Total Return(c)	(5.83)%		13.49%	23.78%	(2.75)%		6.33%	16.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$359,953		$250,377	$143,042	$20,037		$26,523	$24,006
Ratio to average net assets of:
Expenses, after Waivers(d)	0.39	%(e)	0.38%	0.34%	0.36	%(f)	0.38%	0.39%
Expenses, prior to Waivers(d)	0.39	%(e)	0.39%	0.39%	0.40	%(f)	0.39%	0.39%
Net investment income	0.51	%(e)	0.52%	0.68%	1.66	%(f)	1.45%	1.59%
Portfolio turnover rate(g)	664%		597%	1,172%	608%		542%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights–(continued)

Invesco Total Return Bond ETF (GTO)

	Six Months Ended April 30, 2022		Years Ended October 31,				Two Months Ended October 31,		Years Ended August 31,
	(Unaudited)		2021	2020	2019		2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$56.63		$57.57	$54.39	$50.89		$52.10		$52.61	$52.54

Net investment income(a)	0.60		1.11	1.26	1.44		0.31		1.47	1.47
Net realized and unrealized gain (loss) on investments	(6.41)		0.08	3.47	4.57		(1.20)		(0.37)	0.29

Total from investment operations	(5.81)		1.19	4.73	6.01		(0.89)		1.10	1.76

Distributions to shareholders from:
Net investment income	(0.62)		(1.04)	(1.29)	(1.55)		(0.32)		(1.49)	(1.38)
Net realized gains	-		(1.09)	(0.26)	(0.96)		-		(0.12)	(0.31)

Total distributions	(0.62)		(2.13)	(1.55)	(2.51)		(0.32)		(1.61)	(1.69)

Net asset value at end of period	$50.20		$56.63	$57.57	$54.39		$50.89		$52.10	$52.61

Market price at end of period	$50.12	(b)	$56.67 (b)	$57.57 (b)	$54.43	(b)	$50.93	(b)	$52.10 (b)	$52.67

Net Asset Value Total Return(c)	(10.33)%		2.06%	8.85%	12.22%		(1.72)%		2.14%	3.47%
Market Price Total Return(c)	(10.54)%		2.14%	8.77%	12.20%		(1.64)%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$936,199		$996,607	$463,457	$176,783		$40,713		$41,678	$81,538
Ratio to average net assets of:
Expenses, after Waivers	0.50	%(d)	0.50%	0.50%	0.50	%(e)	0.50	%(d)	0.50%	0.49%
Expenses, prior to Waivers	0.50	%(d)	0.50%	0.50%	0.50	%(e)	0.50	%(d)	0.51%	0.51%
Net investment income	2.24	%(d)	1.96%	2.25%	2.75%		3.58	%(d)	2.80%	2.87%
Portfolio turnover rate(f)	189%		475%	434%	511%		53%		219%	171%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Ultra Short Duration ETF (GSY)

	Six Months Ended April 30, 2022		Years Ended October 31,			Five Months Ended October 31,		Years Ended May 31,
	(Unaudited)		2021	2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$50.38		$50.53	$50.42	$50.20	$50.28		$50.28	$50.01

Net investment income(a)	0.14		0.32	0.84	1.38	0.55		0.87	0.70
Net realized and unrealized gain (loss) on investments	(0.65)		(0.14)	0.17	0.24	(0.06)		0.14	0.24

Total from investment operations .	(0.51)		0.18	1.01	1.62	0.49		1.01	0.94

Distributions to shareholders from:
Net investment income	(0.14)		(0.33)	(0.88)	(1.39)	(0.57)		(1.01)	(0.67)
Net realized gains	-		-	(0.02)	(0.01)	-		-	-

Total distributions	(0.14)		(0.33)	(0.90)	(1.40)	(0.57)		(1.01)	(0.67)

Net asset value at end of period	$49.73		$50.38	$50.53	$50.42	$50.20		$50.28	$50.28

Market price at end of period	$49.73	(b)	$50.38 (b)	$50.54 (b)	$50.42 (b)	$50.22	(b)	$50.29 (b)	$50.29

Net Asset Value Total Return(c)	(1.02)%		0.36%	2.01%	3.25%	0.98%		2.02%	1.90%
Market Price Total Return(c)	(1.02)%		0.34%	2.04%	3.20%	1.00%		2.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,402,041		$2,942,228	$3,011,607	$2,621,784	$1,611,555		$1,166,465	$1,076,092
Ratio to average net assets of:
Expenses, after Waivers	0.22	%(d)	0.22%	0.22%	0.23%	0.25	%(d)	0.27%	0.27%
Expenses, prior to Waivers	0.22	%(d)	0.22%	0.22%	0.23%	0.25	%(d)	0.28%	0.28%
Net investment income	0.58	%(d)	0.63%	1.68%	2.77%	2.64	%(d)	1.74%	1.40%
Portfolio turnover rate(e)	14%		57%	53%	30%	6%		56%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Variable Rate Investment Grade ETF (VRIG)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.09		$24.89	$24.94	$25.02	$25.20	$24.98

Net investment income(a)	0.09		0.19	0.40	0.75	0.65	0.50
Net realized and unrealized gain (loss) on investments	(0.18)		0.21	0.02	(0.03)	(0.15)	0.29

Total from investment operations	(0.09)		0.40	0.42	0.72	0.50	0.79

Distributions to shareholders from:
Net investment income	(0.09)		(0.20)	(0.44)	(0.80)	(0.68)	(0.56)
Return of capital	-		-	(0.03)	-	-	(0.01)

Total distributions	(0.09)		(0.20)	(0.47)	(0.80)	(0.68)	(0.57)

Net asset value at end of period	$24.91		$25.09	$24.89	$24.94	$25.02	$25.20

Market price at end of period(b)	$24.92		$25.10	$24.89	$24.95	$25.02	$25.22

Net Asset Value Total Return(c)	(0.36)%		1.62%	1.75%	2.92%	2.01%	3.21%
Market Price Total Return(c)	(0.36)%		1.66%	1.72%	2.96%	1.92%	3.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$667,472		$471,652	$453,021	$391,527	$447,868	$133,548
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(d)	0.30%	0.29%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.77	%(d)	0.77%	1.64%	3.00%	2.59%	1.98%
Portfolio turnover rate(e)	72%		93%	99%	62%	26%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Active U.S. Real Estate ETF (PSR)	“Active U.S. Real Estate ETF”
Invesco Balanced Multi-Asset Allocation ETF (PSMB)	“Balanced Multi-Asset Allocation ETF”
Invesco Conservative Multi-Asset Allocation ETF (PSMC)	“Conservative Multi-Asset Allocation ETF”
Invesco Growth Multi-Asset Allocation ETF (PSMG)	“Growth Multi-Asset Allocation ETF”
Invesco High Yield Bond Factor ETF (IHYF)	“High Yield Bond Factor ETF”
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)	“Moderately Conservative Multi-Asset Allocation ETF”
Invesco S&P 500® Downside Hedged ETF (PHDG)	“S&P 500® Downside Hedged ETF”
Invesco Total Return Bond ETF (GTO)	“Total Return Bond ETF”
Invesco Ultra Short Duration ETF (GSY)	“Ultra Short Duration ETF”
Invesco Variable Rate Investment Grade ETF (VRIG)	“Variable Rate Investment Grade ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares”. Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Active U.S. Real Estate ETF	NYSE Arca, Inc.
Balanced Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
Growth Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
High Yield Bond Factor ETF	The NASDAQ Stock Market
Moderately Conservative Multi-Asset Allocation ETF	Cboe BZX Exchange, Inc.
S&P 500® Downside Hedged ETF	NYSE Arca, Inc.
Total Return Bond ETF	NYSE Arca, Inc.
Ultra Short Duration ETF	NYSE Arca, Inc.
Variable Rate Investment Grade ETF	The NASDAQ Stock Market

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units for High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Creation Units for S&P 500® Downside Hedged ETF are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”) or its affiliates, or other unaffiliated advisers. Each affiliated Underlying Fund’s accounting policies are outlined in that affiliated Underlying Fund’s financial statements and are publicly available at www.invesco.com/us.

The investment objective for Active U.S. Real Estate ETF is to seek to achieve high total return through growth of capital and current income. The investment objective for Balanced Multi-Asset Allocation ETF is to seek to provide current income and capital appreciation. The investment objective for Conservative Multi-Asset Allocation ETF is to seek total return consistent with a lower level of risk relative to the broad stock market. The investment objective for Growth Multi-Asset Allocation ETF is to seek to

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provide long-term capital appreciation. The investment objective for High Yield Bond Factor ETF is to seek total return. The investment objective for Moderately Conservative Multi-Asset Allocation ETF is to seek to provide current income and some capital appreciation. The investment objective for S&P 500® Downside Hedged ETF is to seek to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns. The investment objective for Total Return Bond ETF is to seek maximum total return, comprised of income and capital appreciation. The investment objective of Ultra Short Duration ETF is to seek maximum current income, consistent with preservation of capital and daily liquidity. The investment objective for Variable Rate Investment Grade ETF is to seek to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and records such dividends on the ex-dividend date. High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such

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distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except Ultra Short Duration ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers (as defined below) for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Ultra Short Duration ETF is responsible for all of its expenses, including, but not limited to, the investment advisory fees, cost of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expense, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Commercial Mortgage-Backed Securities - Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in

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CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. Each Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statements of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Funds may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

K.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L.

Structured Securities - Certain Funds may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statements of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statements of Operations.

M.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for

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return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, each Fund (except for High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount
Active U.S. Real Estate ETF	$263
Balanced Multi-Asset Allocation ETF	2,290
Conservative Multi-Asset Allocation ETF	855
Growth Multi-Asset Allocation ETF	1,852
Moderately Conservative Multi-Asset Allocation ETF	1,635
S&P 500® Downside Hedged ETF	146

N.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

O.

Forward Foreign Currency Contracts - Certain Funds may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

A Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

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P.

Futures Contracts - Certain Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.

A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into futures contracts that are traded on a U.S. exchange and that are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.

The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in “contango” markets, resulting in a roll cost, which could adversely affect the value of Shares of the S&P 500® Downside Hedged ETF. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.

Q.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Put Options Purchased and Written - Certain Funds may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or

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rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying portfolio securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively.

A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

S.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

T. Other Risks

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Agency Debt Risk. Certain Funds may invest in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

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Authorized Participant Concentration Risk. Only authorized participants (“Aps”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risk. Certain Funds may invest in CLOs and CDOs. CLOs bear many of the same risks as other forms of asset-backed securities (“ABS”), including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Each Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Commercial Paper Risk. Certain Funds may invest in commercial paper. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Commodity Pool Risk. S&P 500® Downside Hedged ETF’s investments in futures contracts has caused it to be deemed a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program. Additionally, the Fund’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and

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unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face

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more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of instruments that have an average duration of less than one year.

Investment in Investment Companies Risk. Investing in other investment companies, including ETFs and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

LIBOR Transition Risk. Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.

Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their respective portfolio securities, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate may increase a fund’s transaction costs it may

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also generate a greater amount of taxable capital gain distributions to the fund’s shareholders. Funds that engage in TBA transactions are also subject to portfolio turnover risk.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Risk of Investing in Loans. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. A Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. A Fund is also subject to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of a Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Thus, to the extent a Fund effects redemptions in cash, the Fund is subject to the risk of selling other investments or taking other actions necessary to raise cash to meet its redemption obligations.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

To-Be-Announced (TBA) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose a Fund to potential loss and could affect the Fund’s returns.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U. S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U. S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions,

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disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund (except S&P 500® Downside Hedged ETF), oversight of Invesco, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”).

Pursuant to an Investment Advisory Agreement, each Fund (except Ultra Short Duration ETF) accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF), and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Active U.S. Real Estate ETF	0.35%
Balanced Multi-Asset Allocation ETF	0.05%
Conservative Multi-Asset Allocation ETF	0.05%
Growth Multi-Asset Allocation ETF	0.05%
High Yield Bond Factor ETF	0.39%
Moderately Conservative Multi-Asset Allocation ETF	0.05%
S&P 500 ® Downside Hedged ETF	0.39%
Total Return Bond ETF	0.50%
Variable Rate Investment Grade ETF	0.30%

Pursuant to another Investment Advisory Agreement, Ultra Short Duration ETF accrues daily and pays monthly to the Adviser an annual management fee equal to 0.20% of the Fund’s average daily net assets. Ultra Short Duration ETF is responsible for all of its own expenses, including its management fee, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Independent Trustees, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Advisers for each Fund (except S&P 500® Downside Hedged ETF). The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Advisers at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

The Adviser has contractually agreed to waive fees and/or pay Fund expenses for Ultra Short Duration ETF to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2024.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

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For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

Active U.S. Real Estate ETF	$5
Balanced Multi-Asset Allocation ETF	-
Conservative Multi-Asset Allocation ETF	-
Growth Multi-Asset Allocation ETF	-
High Yield Bond Factor ETF	21
Moderately Conservative Multi-Asset Allocation ETF	-
S&P 500 ® Downside Hedged ETF	6,145
Total Return Bond ETF	-
Ultra Short Duration ETF	-
Variable Rate Investment Grade ETF	730

The fees waived and/or expenses borne by the Adviser for Ultra Short Duration ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of April 30, 2022.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Active U.S. Real Estate ETF	$12,309
Balanced Multi-Asset Allocation ETF	104
Conservative Multi-Asset Allocation ETF	229
Growth Multi-Asset Allocation ETF	103
Moderately Conservative Multi-Asset Allocation ETF	92
S&P 500 ® Downside Hedged ETF	155,819

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended April 30, 2022, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
S&P 500 ® Downside Hedged ETF	$19,324	$-	$-

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022, for each Fund (except for Ultra Short Duration ETF). As of April 30, 2022, all of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,805,336	$-	$-	$138,805,336
Money Market Funds	25,667	12,645,598	-	12,671,265

Total Investments	$138,831,003	$12,645,598	$-	$151,476,601

Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$32,529,806	$-	$-	$32,529,806
Money Market Funds	2,648	2,402,076	-	2,404,724

Total Investments	$32,532,454	$2,402,076	$-	$34,934,530

Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$14,895,679	$-	$-	$14,895,679
Money Market Funds	-	1,636,390	-	1,636,390

Total Investments	$14,895,679	$1,636,390	$-	$16,532,069

Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$24,935,709	$-	$-	$24,935,709
Money Market Funds	7,242	930,515	-	937,757

Total Investments	$24,942,951	$930,515	$-	$25,873,466

High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$37,647,505	$-	$37,647,505
U.S. Treasury Securities	-	138,849	-	138,849
Money Market Funds	-	2,065,486	-	2,065,486

Total Investments in Securities	-	39,851,840	-	39,851,840

Other Investments - Assets*
Futures Contracts	64,980	-	-	64,980

Other Investments - Liabilities*
Futures Contracts	(348,675)	-	-	(348,675)
Swap Agreements	-	(46,772)	-	(46,772)

	(348,675)	(46,772)	-	(395,447)

Total Other Investments	(283,695)	(46,772)	-	(330,467)

Total Investments	$(283,695)	$39,805,068	$-	$39,521,373

Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$25,796,917	$-	$-	$25,796,917
Money Market Funds	-	3,523,283	-	3,523,283

Total Investments	$25,796,917	$3,523,283	$-	$29,320,200

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	Level 1	Level 2	Level 3	Total
S&P 500 ® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$240,881,729	$-	$-	$240,881,729
Money Market Funds	86,824,945	1,995,415	-	88,820,360

Total Investments in Securities	327,706,674	1,995,415	-	329,702,089

Other Investments - Assets*
Futures Contracts	2,973,617	-	-	2,973,617

Other Investments - Liabilities*
Futures Contracts	(230,259)	-	-	(230,259)

Total Other Investments	2,743,358	-	-	2,743,358

Total Investments	$330,450,032	$1,995,415	$-	$332,445,447

Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$504,803,561	$2,880,970	$507,684,531
Asset-Backed Securities	-	228,121,999	1,378,520	229,500,519
U.S. Treasury Securities	-	144,184,348	-	144,184,348
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	102,188,644	-	102,188,644
Agency Credit Risk Transfer Notes	-	6,908,024	-	6,908,024
Preferred Stocks	281,066	5,078,964	-	5,360,030
Municipal Obligations	-	3,677,514	-	3,677,514
U.S. Government Sponsored Agency Securities	-	2,709,181	-	2,709,181
Non-U.S. Dollar Denominated Bonds & Notes	-	211,038	-	211,038
Options Purchased	192,170	-	-	192,170
Money Market Funds	-	92,379,787	-	92,379,787

Total Investments in Securities	473,236	1,090,263,060	4,259,490	1,094,995,786

Other Investments - Assets*
Forward Foreign Currency Contracts	-	911,365	-	911,365
Futures Contracts	4,396,485	-	-	4,396,485

	4,396,485	911,365	-	5,307,850

Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(715,522)	-	(715,522)
Futures Contracts	(2,956,822)	-	-	(2,956,822)
Options written	(50,160)	-	-	(50,160)

	(3,006,982)	(715,522)	-	(3,722,504)

Total Other Investments	1,389,503	195,843	-	1,585,346

Total Investments	$1,862,739	$1,090,458,903	$4,259,490	$1,096,581,132

Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$326,790,758	$-	$326,790,758
U.S. Treasury Securities	-	123,512,395	-	123,512,395
Agency Credit Risk Transfer Notes	-	112,331,087	-	112,331,087
Asset-Backed Securities	-	80,485,077	-	80,485,077
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	22,271,607	-	22,271,607
Money Market Funds	125,014,004	16,816,446	-	141,830,450

Total Investments	$125,014,004	$682,207,370	$-	$807,221,374

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations.

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The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
	High Yield Bond Factor ETF			S&P 500 ® Downside Hedged ETF	Total Return Bond ETF
Derivative Assets	Credit Risk	Interest Rate Risk	Total	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding(a)	$-	$-	$-	$-	$911,365	$-	$-	$911,365
Unrealized appreciation on futures contracts–Exchange-Traded(b)	-	64,980	64,980	2,973,617	-	-	4,396,485	4,396,485
Purchased options, at value -
Exchange-Traded	-	-	-	-	-	192,170	-	192,170

Total Derivative Assets	-	64,980	64,980	2,973,617	911,365	192,170	4,396,485	5,500,020

Derivatives not subject to master netting agreements	-	(64,980)	(64,980)	(2,973,617)	-	(192,170)	(4,396,485)	(4,588,655)

Total Derivative Assets subject to master netting agreements	$-	$-	$-	$-	$911,365	$-	$-	$911,365

	Value
	High Yield Bond Factor ETF			S&P 500 ® Downside Hedged ETF	Total Return Bond ETF
Derivative Liabilities	Credit Risk	Interest Rate Risk	Total	Equity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding(a)	$-	$-	$-	$-	$(715,522)	$-	$-	$(715,522)
Unrealized depreciation on futures contracts-Exchange-Traded(b)	-	(348,675)	(348,675)	(230,259)	-	-	(2,956,822)	(2,956,822)
Unrealized dep on swap agreements- Centrally Cleared	(46,772)	-	(46,772)	-	-	-	-	-
Options written, at value-Exchange- Traded	-	-	-	-	-	(50,160)	-	(50,160)
Total Derivative Liabilities	(46,772)	(348,675)	(395,447)	(230,259)	(715,522)	(50,160)	(2,956,822)	(3,722,504)

Derivatives not subject to master netting agreements	46,772	348,675	395,447	230,259	-	50,160	2,956,822	3,006,982

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-	$(715,522)	$-	$-	$(715,522)

(a)

Values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

(b)

Except for Total Return Bond ETF, values are disclosed on the Statements of Assets and Liabilities under the caption Unrealized appreciation on futures contracts and Unrealized depreciation on futures contracts. For Total Return Bond ETF, values include cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022:

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Total Return Bond ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$85,760	$-	$85,760	$-	$-	$85,760
Citigroup Global Markets	-	(352,213)	(352,213)	-	-	(352,213)
Virtu Americas LLC	825,605	(350,908)	474,697	-	-	474,697
Virtu Financial BD LLC	-	(12,401)	(12,401)	-	-	(12,401)

Total	$911,365	$(715,522)	$195,843	$-	$-	$195,843

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2022

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	High Yield Bond Factor ETF			S&P 500 ® Downside Hedged ETF
	Credit Risk	Interest Rate Risk	Total	Equity Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$-	$-
Futures contracts	-	(231,307)	(231,307)	(4,008,696)
Options purchased(a)	-	-	-	-
Options written	-	-	-	-
Swap agreements	22,091	-	22,091	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	-	-
Futures contracts	-	(219,890)	(219,890)	(93,235)
Options purchased(a)	-	-	-	-
Options written	-	-	-	-
Swap agreements	(47,625)	-	(47,625)	-

Total	$(25,534)	$(451,197)	$(476,731)	$(4,101,931)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

	Location of Gain (Loss) on Statements of Operations
	Total Return Bond ETF					Ultra Short Duration ETF
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$-	$19,036	$-	$-	$19,036	$539,872
Futures contracts	-	-	-	9,360,791	9,360,791	-
Options purchased(a)	-	(145,912)	380,249	-	234,337	-
Options written	-	29,432	(254,774)	-	(225,342)	-
Swap agreements	(33,718)	-	-	-	(33,718)	-
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	184,243	-	-	184,243	-
Futures contracts	-	-	-	157,130	157,130	-
Options purchased(a)	-	46,293	(779,205)	-	(732,912)	-
Options written	-	(11,324)	79,994	-	68,670	-
Swap agreements	(71,657)	-	-	-	(71,657)	-

Total	$(105,375)	$121,768	$(573,736)	$9,517,921	$8,960,578	$539,872

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

106

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	High Yield Bond Factor ETF	S&P 500® Downside Hedged ETF	Total Return Bond ETF	Ultra Short Duration ETF
Forward foreign currency contracts	$-	$-	$20,995,874	$6,305,860
Futures contracts	9,480,061	115,152,059	266,543,231	-
Options purchased	-	-	31,790,571	-
Options written	-	-	15,433,571	-
Swap agreements	902,857	-	9,428,857	-

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Active U.S. Real Estate ETF	$4,234,034	$1,707,495	$5,941,529
Balanced Multi-Asset Allocation ETF	77,944	13,308	91,252
Conservative Multi-Asset Allocation ETF	-	-	-
Growth Multi-Asset Allocation ETF	109,222	25,557	134,779
High Yield Bond Factor ETF	-	-	-
Moderately Conservative Multi-Asset Allocation ETF	38,419	1,006	39,425
S&P 500 ® Downside Hedged ETF	361,387	51,706,324	52,067,711
Total Return Bond ETF	-	-	-
Ultra Short Duration ETF	490,425	-	490,425
Variable Rate Investment Grade ETF	1,315,184	4,195,052	5,510,236

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Active U.S. Real Estate ETF	$45,876,693	$45,642,849
Balanced Multi-Asset Allocation ETF	6,697,794	6,698,394
Conservative Multi-Asset Allocation ETF	2,865,575	2,884,798
Growth Multi-Asset Allocation ETF	6,035,360	6,027,746
High Yield Bond Factor ETF	13,619,544	12,893,251
Moderately Conservative Multi-Asset Allocation ETF	5,516,038	5,497,123
S&P 500 ® Downside Hedged ETF	1,542,779,203	1,491,771,281
Total Return Bond ETF	911,384,157	812,526,184
Ultra Short Duration ETF	206,423,393	830,220,873
Variable Rate Investment Grade ETF	208,214,816	90,211,536

107

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Active U.S. Real Estate ETF	$30,167,706	$17,288,517
Balanced Multi-Asset Allocation ETF	16,453,402	2,769,528
Conservative Multi-Asset Allocation ETF	6,568,847	4,035,995
Growth Multi-Asset Allocation ETF	8,309,403	533,184
High Yield Bond Factor ETF	-	-
Moderately Conservative Multi-Asset Allocation ETF	33,656,372	23,104,093
S&P 500 ® Downside Hedged ETF	72,232,792	13,346,738
Total Return Bond ETF	-	-
Ultra Short Duration ETF	-	-
Variable Rate Investment Grade ETF	-	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
Active U.S. Real Estate ETF	$12,092,178	$(4,618,477)	$7,473,701	$144,002,900
Balanced Multi-Asset Allocation ETF	410,418	(1,556,772)	(1,146,354)	36,080,884
Conservative Multi-Asset Allocation ETF	21,423	(1,306,252)	(1,284,829)	17,816,898
Growth Multi-Asset Allocation ETF	794,108	(737,195)	56,913	25,816,553
High Yield Bond Factor ETF	191,024	(3,280,555)	(3,089,531)	42,610,904
Moderately Conservative Multi-Asset Allocation ETF	-	(2,161,645)	(2,161,645)	31,481,845
S&P 500® Downside Hedged ETF	5,236,314	(12,867,807)	(7,631,493)	340,076,940
Total Return Bond ETF	6,284,020	(97,720,718)	(91,436,698)	1,188,017,830
Ultra Short Duration ETF	271,993	(28,260,045)	(27,988,052)	2,456,517,166
Variable Rate Investment Grade ETF	1,304,610	(3,271,533)	(1,966,923)	809,188,297

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee (except for Ultra Short Duration ETF), pays for such compensation for each Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Active U.S. Real Estate ETF, Balanced Multi-Asset Allocation ETF, Conservative Multi-Asset Allocation ETF, Growth Multi-Asset Allocation ETF and Moderately Conservative Multi-Asset Allocation ETF, such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. For High Yield Bond Factor ETF, Total Return Bond ETF, Ultra Short Duration ETF and Variable Rate Investment Grade ETF, Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. For S&P 500® Downside Hedged ETF, Creation Units are issued and redeemed partially in exchange for the deposit or delivery of cash and partially in exchange for Deposit Securities. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

108

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

109

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust (excluding Invesco Ultra Short Duration ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). As a shareholder of the Invesco Ultra Short Duration ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

In addition to the fees and expenses which the Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF and Invesco S&P 500® Downside Hedged ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco Active U.S. Real Estate ETF (PSR)
Actual	$1,000.00	$987.80	0.35%	$1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

110

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Actual	$1,000.00	$917.80	0.05%	$0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Actual	1,000.00	921.30	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Actual	1,000.00	924.20	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco High Yield Bond Factor ETF (IHYF)
Actual	1,000.00	933.70	0.39	1.87
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Actual	1,000.00	918.80	0.05	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25
Invesco S&P 500 ® Downside Hedged ETF (PHDG)
Actual	1,000.00	942.00	0.39	1.88
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco Total Return Bond ETF (GTO)
Actual	1,000.00	896.70	0.50	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Ultra Short Duration ETF (GSY)
Actual	1,000.00	989.80	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco Variable Rate Investment Grade ETF (VRIG)
Actual	1,000.00	996.40	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

111

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 17 series (each, a “Fund” and collectively, the “Funds”):

Invesco Active U.S. Real Estate ETF	Invesco Total Return Bond ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco US Large Cap Core ESG ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Variable Rate Investment Grade ETF
Invesco Focused Discovery Growth ETF	Invesco High Yield Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Real Assets ESG ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco S&P 500® Downside Hedged ETF	Invesco Short-Term Bond Factor ETF
Invesco Select Growth ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following 16 Funds (the “Sub-Advisory Agreement”):

Invesco Active U.S. Real Estate ETF	Invesco Total Return Bond ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco US Large Cap Core ESG ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Variable Rate Investment Grade ETF
Invesco Focused Discovery Growth ETF	Invesco High Yield Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Real Assets ESG ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Select Growth ETF	Invesco Short-Term Bond Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Advisers parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for the three-year, five-year, ten-year and since-inception periods and outperformed its

112

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

benchmark for the one-year period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year, ten-year and since-inception periods, and in the 3rd quartile of its Lipper peer group for the three-year period.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Balanced Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and in the 3rd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Conservative Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and three-year periods and ranked in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Focused Discovery Growth ETF, its benchmark index (Russell Midcap Growth Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Growth Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and since-inception periods and in the 2nd quartile of its Lipper peer group for the three-year period.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Moderately Conservative Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark index (S&P U.S. Canada & Mexico Real Assets Equity Index-GR) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Select Growth ETF, its benchmark index (Russell 1000® Growth Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and

113

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

the S&P 500® Index for each period and outperformed the U.S. 3 Month Treasury Bill Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Funds performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco US Large Cap Core ESG ETF, its benchmark index (S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg US Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 2, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2021.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●

0.05% of the Fund’s average daily net assets for Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

●	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor and Invesco Short-Term Bond Factor ETF;

●	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

●	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF;

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Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.39% of the Fund’s average daily net assets for Invesco S&P 500 ® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Multi-Sector Bond Income Factor ETF;

●	0.48% of the Fund’s average daily net assets for Invesco Select Growth ETF and Invesco US Large Cap Core ESG ETF;

●	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

●	0.59% of the Fund’s average daily net assets for Invesco Focused Discovery Growth ETF and Invesco Real Assets ESG ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers, open-end index peer funds and open-end actively-managed peer funds, as applicable, as illustrated in the table below.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Active U.S. Real Estate ETF	N/A		X
Invesco Balanced Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Conservative Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Focused Discovery Growth ETF	X		X
Invesco Growth Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Moderately Conservative Multi-Asset Allocation ETF	N/A	N/A	X
Invesco Real Assets ESG ETF	N/A	N/A	X
Invesco S&P 500 ® Downside Hedged ETF	X	N/A	X
Invesco Select Growth ETF	X	X	X
Invesco Total Return Bond ETF
Invesco US Large Cap Core ESG ETF	X		X
Invesco Variable Rate Investment Grade ETF
Invesco High Yield Bond Factor ETF	X	X	X
Invesco Corporate Bond Factor ETF	X		X
Invesco Intermediate Bond Factor ETF	X		X
Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X
Invesco Short-Term Bond Factor ETF	X		X

*	The information provided by the Adviser indicated that certain Funds did not have ETF peers and/or open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

115

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. (The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet commenced operations as of December 31, 2021.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Boards analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Focused Discovery Growth ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Select Growth ETF, Invesco Total Return Bond ETF, Invesco US Large Cap Core ESG ETF, Invesco Variable Rate Investment Grade ETF, Invesco High Yield Bond Factor ETF, Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Focused Discovery Growth ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Real Assets ESG ETF’s, Invesco Select Growth ETF’s, Invesco Total Return Bond ETF’s, Invesco US Large Cap Core ESG ETF’s, Invesco Variable Rate Investment Grade ETF’s and Invesco High Yield Bond Factor ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

116

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 6, 2022 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Focused Discovery Growth ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Select Growth ETF, Invesco Total Return Bond ETF, Invesco US Large Cap Core ESG ETF, Invesco Variable Rate Investment Grade ETF and Invesco High Yield Bond Factor ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as the Sub-Advised Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for each Sub-Advised Fund were reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds and other Invesco ETF’s excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for certain Funds, but that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

117

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust on behalf of Invesco Ultra Short Duration ETF (the “Fund”) and the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for the Fund (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Advisers oversight of execution of portfolio transactions on behalf of the Fund. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions are the primary responsibility of the Sub-Advisers.

The Trustees reviewed information on the performance of the Fund, its benchmark index (ICE BofA US Treasury Bill Index) and the Funds Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (February 12, 2008) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the benchmark index for the three-year, five-year, ten-year and since-inception periods, and matched the performance of the benchmark index for the one-year period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and since-inception periods and ranked in the 1st quartile of its Lipper peer group for the three-year, five-year and ten-year periods. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to the Fund is 0.20% and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding 0.27% of the Funds average daily net assets, until at least August 31, 2024.

The Trustees compared the Funds contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper databases on the net advisory fees and net expense ratios of comparable ETFs, an open-end (non-ETF) index fund and open-end (non-ETF) actively-managed funds. The Trustees noted that the Funds contractual advisory fee was equal to the median net advisory fees of its ETF peer funds and open-end actively managed peer fund’s and was higher than the median net advisory

118

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

fee of its open-end index peer fund. The Board also noted that the Funds net expense ratio was above the median net expense ratios of its ETF peer funds and open-end index peer fund and lower than the median net expense ratio of its open-end actively-managed peer funds.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all of the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of the Fund were reasonable and appropriate in light of the services provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by the Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in the Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Fund’s direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as the Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that the Funds advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the Fund at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the Fund’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

119

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by each Sub-Adviser to the Fund under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fee relates to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 6, 2022 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund and concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Fund’s and other Invesco ETF’s excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to the Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market fund’s. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Fund and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Fund. The Board concluded that the sub-advisory fee with respect to the Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

120

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-10	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2022
IVDG	Invesco Focused Discovery Growth ETF
IVRA	Invesco Real Assets ESG ETF

IVSG	Invesco Select Growth ETF

IVLC	Invesco US Large Cap Core ESG ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Focused Discovery Growth ETF (IVDG)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-95.36%
Communication Services-2.03%
Live Nation Entertainment, Inc.(b)	161	$16,886

Consumer Discretionary-11.10%
Dollar Tree, Inc.(b)	114	18,519
Hilton Worldwide Holdings, Inc.(b)	199	30,903
O’Reilly Automotive, Inc.(b)	34	20,623
Tractor Supply Co.	111	22,361

		92,406

Energy-6.08%
Cheniere Energy, Inc.	234	31,779
Pioneer Natural Resources Co.	81	18,830

		50,609

Financials-10.85%
Arthur J. Gallagher & Co.	133	22,409
KKR & Co., Inc., Class A	172	8,767
LPL Financial Holdings, Inc.	121	22,732
MSCI, Inc.	47	19,799
SVB Financial Group(b)	34	16,580

		90,287

Health Care-18.41%
AmerisourceBergen Corp.	128	19,365
Catalent, Inc.(b)	141	12,769
IDEXX Laboratories, Inc.(b)	32	13,775
Insulet Corp.(b)	61	14,578
Mettler-Toledo International, Inc.(b)	15	19,163
Molina Healthcare, Inc.(b)	70	21,941
Repligen Corp.(b)	95	14,938
Tenet Healthcare Corp.(b)	250	18,128
West Pharmaceutical Services, Inc.	59	18,589

		153,246

Industrials-9.77%
Advanced Drainage Systems, Inc.	139	14,242
AMETEK, Inc.	222	28,030
Equifax, Inc.	44	8,955
Waste Connections, Inc.	218	30,077

		81,304

	Shares	Value
Information Technology-29.69%
Cognizant Technology Solutions Corp., Class A	184	$14,886
Gartner, Inc.(b)	103	29,927
Globant S.A.(b)	85	18,359
Manhattan Associates, Inc.(b)	142	18,538
Marvell Technology, Inc.	285	16,553
Monolithic Power Systems, Inc.	71	27,849
Motorola Solutions, Inc.	118	25,215
Palo Alto Networks, Inc.(b)	34	19,084
Paylocity Holding Corp.(b)	118	22,376
Synopsys, Inc.(b)	118	33,841
Tyler Technologies, Inc.(b)	52	20,525

		247,153

Materials-1.75%
FMC Corp.	110	14,579

Real Estate-5.68%
Alexandria Real Estate Equities, Inc.	85	15,484
Extra Space Storage, Inc.	75	14,250
Jones Lang LaSalle, Inc.(b)	80	17,498

		47,232

Total Common Stocks & Other Equity Interests (Cost $914,756)		793,702

Money Market Funds-4.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d) (Cost $36,469)	36,469	36,469

TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $951,225)		830,171
OTHER ASSETS LESS LIABILITIES-0.26%		2,154

NET ASSETS-100.00%		$832,325

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,890	$244,613	$(225,034)	$-	$-	$36,469	$17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Focused Discovery Growth ETF (IVDG)–(continued)

April 30, 2022

(Unaudited)

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$19,962	$(19,962)	$-	$-	$-	$-
Invesco Private Prime Fund	-	42,230	(42,228)	-	(2)	-	1	*

Total	$16,890	$306,805	$(287,224)	$-	$(2)	$36,469	$18

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Information Technology	29.69

Health Care	18.41

Consumer Discretionary	11.10

Financials	10.85

Industrials	9.77

Energy	6.08

Real Estate	5.68

Sector Types Each Less Than 3%	3.78

Money Market Funds Plus Other Assets Less Liabilities	4.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Real Assets ESG ETF (IVRA)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Consumer Staples-1.48%
Archer-Daniels-Midland Co.	579	$51,855

Energy-22.96%
Cameco Corp. (Canada)	382	9,914
Cheniere Energy, Inc.	836	113,537
Enbridge, Inc. (Canada)	4,627	202,957
Gibson Energy, Inc. (Canada)	2,328	44,555
Keyera Corp. (Canada)	2,849	71,044
Kinder Morgan, Inc.	2,173	39,440
ONEOK, Inc.	746	47,244
Pembina Pipeline Corp. (Canada)	3,045	115,815
Targa Resources Corp.	798	58,581
TC Energy Corp. (Canada)	1,016	54,018
Williams Cos., Inc. (The)	1,365	46,806

		803,911

Materials-13.97%
Agnico Eagle Mines Ltd. (Canada)	1,080	63,192
Canfor Corp. (Canada)(b)	1,974	37,810
Corteva, Inc.	1,227	70,786
First Quantum Minerals Ltd. (Zambia)	709	20,432
Lundin Mining Corp. (Chile)	8,990	82,511
Nutrien Ltd. (Canada)	792	78,230
Sylvamo Corp.(b)	85	3,795
West Fraser Timber Co. Ltd. (Canada)	958	84,635
WestRock Co.	970	48,044

		489,435

Real Estate-53.39%
Acadia Realty Trust	2,610	54,601
Agree Realty Corp.	780	52,978
Alexandria Real Estate Equities, Inc.	377	68,674
American Homes 4 Rent, Class A	1,568	62,109
American Tower Corp.	920	221,738
Canadian Apartment Properties REIT (Canada)	1,747	68,784
Crown Castle International Corp.	195	36,116
CubeSmart	701	33,305
Douglas Emmett, Inc.	2,074	61,100
Duke Realty Corp.	609	33,343
Equinix, Inc.	133	95,638
Equity Residential	422	34,393
Federal Realty Investment Trust	133	15,569
Healthcare Realty Trust, Inc.	1,006	27,242
Healthpeak Properties, Inc.	2,717	89,145
JBG SMITH Properties	2,530	66,691
Kilroy Realty Corp.	715	50,050
Kimco Realty Corp.	754	19,099

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
Pebblebrook Hotel Trust	2,092	$51,087
PotlatchDeltic Corp.	592	32,791
Prologis, Inc.	1,342	215,109
Regency Centers Corp.	409	28,151
SBA Communications Corp., Class A	386	133,984
Simon Property Group, Inc.	642	75,756
Summit Hotel Properties, Inc.(b)(c)	5,800	57,246
Sunstone Hotel Investors, Inc.(b)	3,169	38,820
UDR, Inc.	1,177	62,628
Washington REIT(c)	1,126	27,125
Welltower, Inc.	304	27,606
Weyerhaeuser Co.	695	28,648

		1,869,526

Utilities-7.64%
American Water Works Co., Inc.	740	114,019
CenterPoint Energy, Inc.	1,850	56,629
Consolidated Edison, Inc.	1,046	97,006

		267,654

Total Common Stocks & Other Equity Interests (Cost $3,174,025)		3,482,381

Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e) (Cost $17,454)	17,454	17,454

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,191,479)		3,499,835

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.54%
Invesco Private Government Fund, 0.40%(d)(e)(f)	26,684	26,684
Invesco Private Prime Fund, 0.35%(d)(e)(f)	62,241	62,241

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,925)		88,925

TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $3,280,404)		3,588,760
OTHER ASSETS LESS LIABILITIES-(2.48)%		(87,009)

NET ASSETS-100.00%		$3,501,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Real Assets ESG ETF (IVRA)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,077	$428,423	$(423,046)	$-	$-	$17,454	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,639	300,469	(275,424)	-	-	26,684	9	*
Invesco Private Prime Fund	3,665	593,473	(534,891)	-	(6)	62,241	27	*

Total	$17,381	$1,322,365	$(1,233,361)	$-	$(6)	$106,379	$48

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	23.73%

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2022

Real Estate	53.39

Energy	22.96

Materials	13.97

Utilities	7.64

Consumer Staples	1.48

Money Market Funds Plus Other Assets Less Liabilities	0.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Select Growth ETF (IVSG)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.55%
Communication Services-11.65%
Alphabet, Inc., Class A(b)	31	$70,748
Electronic Arts, Inc.	253	29,867
Meta Platforms, Inc., Class A(b)	143	28,667

		129,282

Consumer Discretionary-12.50%
Amazon.com, Inc.(b)	25	62,141
Booking Holdings, Inc.(b)	17	37,575
Farfetch Ltd., Class A (United Kingdom)(b)	552	6,183
O’Reilly Automotive, Inc.(b)	35	21,229
Penn National Gaming, Inc.(b)	316	11,556

		138,684

Consumer Staples-3.17%
Sysco Corp.	411	35,132

Energy-6.51%
APA Corp.	1,764	72,200

Financials-4.43%
Arthur J. Gallagher & Co.	292	49,199

Health Care-11.50%
Intuitive Surgical, Inc.(b)	143	34,220
IQVIA Holdings, Inc.(b)	172	37,494
UnitedHealth Group, Inc.	110	55,941

		127,655

	Shares	Value
Industrials-5.17%
Deere & Co.	90	$33,980
Lockheed Martin Corp.	54	23,334

		57,314

Information Technology-42.31%
Apple, Inc.	431	67,947
Applied Materials, Inc.	335	36,967
Microsoft Corp.	458	127,104
MongoDB, Inc.(b)	65	23,071
NVIDIA Corp.	265	49,150
Palo Alto Networks, Inc.(b)	163	91,489
QUALCOMM, Inc.	251	35,062
Visa, Inc., Class A	168	35,806
Zscaler, Inc.(b)	14	2,838

		469,434

Materials-3.31%
Freeport-McMoRan, Inc.	906	36,738

TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $1,284,337)		1,115,638
OTHER ASSETS LESS LIABILITIES-(0.55)%		(6,089)

NET ASSETS-100.00%		$1,109,549

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,376	$54,555	$(60,931)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,688	32,484	(53,172)	-	-	-	-
Invesco Private Prime Fund	48,272	69,309	(117,581)	-	-	-	2	*

Total	$75,336	$156,348	$(231,684)	$-	$-	$-	$4

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Select Growth ETF (IVSG)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2022

Information Technology	42.31

Consumer Discretionary	12.50

Communication Services	11.65

Health Care	11.50

Energy	6.51

Industrials	5.17

Financials	4.43

Materials	3.31

Consumer Staples	3.17

Other Assets Less Liabilities	(0.55)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco US Large Cap Core ESG ETF (IVLC)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-7.27%
Alphabet, Inc., Class A(b)	113	$257,887
Comcast Corp., Class A	1,044	41,509
Electronic Arts, Inc.	535	63,157
Verizon Communications, Inc.	1,863	86,257

		448,810

Consumer Discretionary-13.59%
Amazon.com, Inc.(b)	107	265,962
Aptiv PLC(b)	389	41,390
D.R. Horton, Inc.	744	51,775
Dollar General Corp.	253	60,095
Expedia Group, Inc.(b)	554	96,812
Home Depot, Inc. (The)	388	116,555
O’Reilly Automotive, Inc.(b)	133	80,671
Ross Stores, Inc.	560	55,871
Target Corp.	305	69,738

		838,869

Consumer Staples-7.00%
Mondelez International, Inc., Class A	1,468	94,657
PepsiCo, Inc.	633	108,692
Procter & Gamble Co. (The)	800	128,440
Sysco Corp.	1,171	100,097

		431,886

Energy-2.31%
Baker Hughes Co., Class A	4,585	142,227

Financials-10.95%
Allstate Corp. (The)	449	56,817
American Express Co.	497	86,831
Equitable Holdings, Inc.	3,451	99,492
First Citizens BancShares, Inc., Class A	114	72,889
Intercontinental Exchange, Inc.	879	101,797
JPMorgan Chase & Co.	767	91,549
Marsh & McLennan Cos., Inc.	464	75,029
S&P Global, Inc.	134	50,451
SVB Financial Group(b)	84	40,962

		675,817

Health Care-12.84%
AstraZeneca PLC, ADR (United Kingdom)	1,798	119,387
Cooper Cos., Inc. (The)	211	76,179
Danaher Corp.	342	85,886
Eli Lilly and Co.	443	129,414
HCA Healthcare, Inc.	583	125,083
Seagen, Inc.(b)	449	58,824
UnitedHealth Group, Inc.	389	197,826

		792,599

Industrials-10.06%
Carrier Global Corp.	1,611	61,653
Deere & Co.	210	79,285
Hubbell, Inc.	333	65,055
Otis Worldwide Corp.	1,048	76,336
Rockwell Automation, Inc.	265	66,957
Union Pacific Corp.	364	85,282

	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	719	$129,406
Waste Connections, Inc.	411	56,706

		620,680

Information Technology-28.92%
Accenture PLC, Class A	376	112,935
Advanced Micro Devices, Inc.(b)	797	68,160
Apple, Inc.	2,416	380,882
Applied Materials, Inc.	959	105,826
Fiserv, Inc.(b)	945	92,534
Microsoft Corp.	1,487	412,672
NVIDIA Corp.	260	48,222
PayPal Holdings, Inc.(b)	391	34,381
QUALCOMM, Inc.	862	120,413
salesforce.com, inc.(b)	551	96,943
TE Connectivity Ltd. (Switzerland)	419	52,283
Visa, Inc., Class A(c)	477	101,663
VMware, Inc., Class A	927	100,153
Workday, Inc., Class A(b)	277	57,256

		1,784,323

Materials-1.33%
Crown Holdings, Inc.	743	81,760

Real Estate-3.84%
Alexandria Real Estate Equities, Inc.	184	33,517
American Tower Corp.	174	41,938
Prologis, Inc.	1,008	161,572

		237,027

Utilities-1.75%
Avangrid, Inc.(c)	741	32,863
NextEra Energy, Inc.	1,059	75,210

		108,073

Total Common Stocks & Other Equity Interests (Cost $6,503,745)		6,162,071

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e) (Cost $6,680)	6,680	6,680

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $6,510,425)		6,168,751

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.28%
Invesco Private Government Fund, 0.40%(d)(e)(f)	42,213	42,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco US Large Cap Core ESG ETF (IVLC)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 0.35%(d)(e)(f)	98,500	$98,500

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,701)		140,713

TOTAL INVESTMENTS IN SECURITIES-102.25% (Cost $6,651,126)		6,309,464
OTHER ASSETS LESS LIABILITIES-(2.25)%		(138,934)

NET ASSETS-100.00%		$6,170,530

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,020	$153,914	$(173,254)	$-	$-	$6,680	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,583	119,753	(90,123)	-	-	42,213	17	*
Invesco Private Prime Fund	27,638	259,083	(188,232)	12	(1)	98,500	42	*

Total	$66,241	$532,750	$(451,609)	$12	$(1)	$147,393	$69

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco US Large Cap Core ESG ETF (IVLC)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2022

Information Technology	28.92

Consumer Discretionary	13.59

Health Care	12.84

Financials	10.95

Industrials	10.06

Communication Services	7.27

Consumer Staples	7.00

Real Estate	3.84

Sector Types Each Less Than 3%	5.39

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)	Invesco Real Assets ESG ETF (IVRA)	Invesco Select Growth ETF (IVSG)	Invesco US Large Cap Core ESG ETF (IVLC)
Assets:
Unaffiliated investments in securities, at value(a)	$793,702	$3,482,381	$1,115,638	$6,162,071
Affiliated investments in securities, at value	36,469	106,379	-	147,393
Cash	-	-	-	345
Foreign currencies, at value	-	499	-	-
Receivable for:
Dividends	19	2,996	358	4,030
Securities lending	-	2	-	10
Investments sold	2,573	-	-	-

Total assets	832,763	3,592,257	1,115,996	6,313,849

Liabilities:
Due to custodian	-	-	5,968	-
Payable for:
Investments purchased	-	3	-	-
Collateral upon return of securities loaned	-	88,925	-	140,701
Accrued unitary management fees	438	1,578	479	2,618

Total liabilities	438	90,506	6,447	143,319

Net Assets	$832,325	$3,501,751	$1,109,549	$6,170,530

Net assets consist of:
Shares of beneficial interest	$982,081	$3,162,399	$1,221,276	$6,433,463
Distributable earnings (loss)	(149,756)	339,352	(111,727)	(262,933)

Net Assets	$832,325	$3,501,751	$1,109,549	$6,170,530

Shares outstanding (unlimited amount authorized, $0.01 par value)	80,001	230,001	100,001	480,001
Net asset value	$10.40	$15.22	$11.10	$12.86

Market price	$10.44	$15.24	$11.09	$12.84

Unaffiliated investments in securities, at cost	$914,756	$3,174,025	$1,284,337	$6,503,745

Affiliated investments in securities, at cost	$36,469	$106,379	$-	$147,381

Foreign currencies, at cost	$-	$499	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$83,510	$-	$133,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations

For the period ended April 30, 2022

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)	Invesco Real Assets ESG ETF (IVRA)	Invesco Select Growth ETF (IVSG)	Invesco US Large Cap Core ESG ETF (IVLC)
Investment income:
Unaffiliated dividend income	$1,525	$39,912	$3,264	$43,478
Affiliated dividend income	17	12	2	10
Securities lending income	1	69	2	25
Foreign withholding tax	(13)	(2,172)	-	(58)

Total investment income	1,530	37,821	3,268	43,455

Expenses:
Unitary management fees	2,985	7,760	3,158	16,576

Less: Waivers	(2)	(1)	-	(1)

Net expenses	2,983	7,759	3,158	16,575

Net investment income (loss)	(1,453)	30,062	110	26,880

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(147,079)	28,241	(190,530)	(85,009)
Affiliated investment securities	(2)	(6)	-	(1)
In-kind redemptions	204,258	-	272,999	165,228
Foreign currencies	-	131	-	-

Net realized gain	57,177	28,366	82,469	80,218

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(360,536)	68,970	(421,353)	(920,858)
Affiliated investment securities	-	-	-	12
Foreign currencies	-	(5)	-	-

Change in net unrealized appreciation (depreciation)	(360,536)	68,965	(421,353)	(920,846)

Net realized and unrealized gain (loss)	(303,359)	97,331	(338,884)	(840,628)

Net increase (decrease) in net assets resultingfrom operations	$(304,812)	$127,393	$(338,774)	$(813,748)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

(This Page Intentionally Left Blank)

15

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Focused Discovery Growth ETF (IVDG)		Invesco Real Assets ESG ETF (IVRA)
	Six Months Ended April 30, 2022	Period Ended October 31, 2021(a)	Six Months Ended April 30, 2022	Period Ended October 31, 2021(a)
Operations:
Net investment income (loss)	$(1,453)	$(4,063)	$30,062	$24,949
Net realized gain (loss)	57,177	(11,527)	28,366	78,434
Change in net unrealized appreciation (depreciation)	(360,536)	239,482	68,965	239,385

Net increase (decrease) in net assets resulting from operations	(304,812)	223,892	127,393	342,768

Distributions to Shareholders from:
Distributable earnings	-	-	(89,431)	(41,522)

Shareholder Transactions:
Proceeds from shares sold	2,317,575	1,320,645	1,529,409	1,633,134
Value of shares repurchased	(2,319,561)	(405,414)	-	-

Net increase (decrease) in net assets resulting from share transactions	(1,986)	915,231	1,529,409	1,633,134

Net increase (decrease) in net assets	(306,798)	1,139,123	1,567,371	1,934,380

Net assets:
Beginning of period	1,139,123	-	1,934,380	-

End of period	$832,325	$1,139,123	$3,501,751	$1,934,380

Changes in Shares Outstanding:
Shares sold	170,000	110,001	100,000	130,001
Shares repurchased	(170,000)	(30,000)	-	-
Shares outstanding, beginning of period	80,001	-	130,001	-

Shares outstanding, end of period	80,001	80,001	230,001	130,001

(a) For the period December 17, 2020 (commencement of investment operations) through October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Select Growth ETF (IVSG)		Invesco US Large Cap Core ESG ETF (IVLC)
Six Months Ended April 30, 2022	Period Ended October 31, 2021(a)	Six Months Ended April 30, 2022	Period Ended October 31, 2021(a)

$ 110	$(591)	$26,880	$31,865
82,469	(25,173)	80,218	135,434
(421,353)	252,654	(920,846)	579,184

(338,774)	226,890	(813,748)	746,483

-	(125)	(68,131)	(29,001)

2,363,286	1,200,012	1,244,111	7,062,656
(2,341,740)	-	(1,142,065)	(829,775)

21,546	1,200,012	102,046	6,232,881

(317,228)	1,426,777	(779,833)	6,950,363

1,426,777	-	6,950,363	-

$1,109,549	$1,426,777	$6,170,530	$6,950,363

170,000	100,001	90,000	530,001
(170,000)	-	(80,000)	(60,000)
100,001	-	470,001	-

100,001	100,001	480,001	470,001

17

Financial Highlights

Invesco Focused Discovery Growth ETF (IVDG)

	Six Months Ended April 30, 2022 (Unaudited)	For the Period December 17, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.24	$12.00

Net investment income (loss)(b)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.82)	2.28

Total from investment operations	(3.84)	2.24

Net asset value at end of period	$10.40	$14.24

Market price at end of period(c)	$10.44	$14.25

Net Asset Value Total Return(d)	(26.97)%	18.67	%(e)
Market Price Total Return(d)	(26.74)%	18.75	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$832	$1,139
Ratio to average net assets of:
Expenses(f)	0.59%	0.58%
Net investment income (loss)(f)	(0.29)%	(0.36)%
Portfolio turnover rate(g)	86%	135%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 16.53%. The market price total return from Fund Inception to October 31, 2021 was 16.61%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco Real Assets ESG ETF (IVRA)

	Six Months Ended April 30, 2022 (Unaudited)	For the Period December 17, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.88	$12.00

Net investment income(b)	0.17	0.22
Net realized and unrealized gain on investments	0.59	3.04

Total from investment operations	0.76	3.26

Distributions to shareholders from:
Net investment income	(0.02)	(0.38)
Net realized gains	(0.40)	-

Total distributions	(0.42)	(0.38)

Net asset value at end of period	$15.22	$14.88

Market price at end of period(c)	$15.24	$14.96

Net Asset Value Total Return(d)	6.17%	27.65	%(e)
Market Price Total Return(d)	5.73%	28.33	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,502	$1,934
Ratio to average net assets of:
Expenses(f)	0.59%	0.60%
Net investment income(f)	2.29%	1.86%
Portfolio turnover rate(g)	32%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding
(c)	The mean bietween the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 32.40%. The market price total return from Fund Inception to October 31, 2021 was 32.53%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco Select Growth ETF (IVSG)

	Six Months Ended April 30, 2022 (Unaudited)	For the Period December 17, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.27	$12.00

Net investment income (loss)(b)	0.00 (c)	(0.01)
Net realized and unrealized gain (loss) on investments	(3.17)	2.28

Total from investment operations	(3.17)	2.27

Net asset value at end of period	$11.10	$14.27

Market price at end of period(d)	$11.09	$14.26

Net Asset Value Total Return(e)	(22.21)%	18.93	%(f)
Market Price Total Return(e)	(22.23)%	18.84	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,110	$1,427
Ratio to average net assets of:
Expenses(g)	0.48%	0.47%
Net investment income (loss)(g)	0.02%	(0.05)%
Portfolio turnover rate(h)	55%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 18.93%. The market price total return from Fund Inception to October 31, 2021 was 18.65%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights–(continued)

Invesco US Large Cap Core ESG ETF (IVLC)

	Six Months Ended April 30, 2022 (Unaudited)	For the Period December 17, 2020(a) Through October 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$14.79	$12.00

Net investment income(b)	0.06	0.10
Net realized and unrealized gain (loss) on investments	(1.87)	2.78

Total from investment operations	(1.81)	2.88

Distributions to shareholders from:
Net investment income	(0.04)	(0.09)
Net realized gains	(0.08)	-

Total distributions	(0.12)	(0.09)

Net asset value at end of period	$12.86	$14.79

Market price at end of period(c)	$12.84	$14.78

Net Asset Value Total Return(d)	(12.20)%	24.07	%(e)
Market Price Total Return(d)	(12.28)%	23.98	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,171	$6,950
Ratio to average net assets of:
Expenses(f)	0.48%	0.47%
Net investment income(f)	0.78%	0.82%
Portfolio turnover rate(g)	12%	50%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 22, 2020, the first day of trading on the exchange) to October 31, 2021 was 25.01%. The market price total return from Fund Inception to October 31, 2021 was 24.82%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to financial statements which are an integral part of the financial statements.

21

Notes to Financial Statements

Invesco Actively Managed Exchange-Traded Fund Trust

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Focused Discovery Growth ETF (IVDG)	“Focused Discovery Growth ETF”

Invesco Real Assets ESG ETF (IVRA)	“Real Assets ESG ETF”
Invesco Select Growth ETF (IVSG)	“Select Growth ETF”

Invesco US Large Cap Core ESG ETF (IVLC)	“US Large Cap Core ESG ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units for Focused Discovery Growth ETF and Select Growth ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities which includes a significant percentage of securities held in each Fund’s portfolio, but excludes or modifies the weightings of certain securities (the “Substitute Basket”), as well as cash included in the Fund’s Substitute Basket. Creation Units for Real Assets ESG ETF and US Large Cap Core ESG ETF are issued and redeemed principally in exchange for (1) select recently disclosed portfolio holdings (“Strategy Components”), (2) an amount of cash corresponding to the value of ETFs that convey information about the types of instruments in which each Fund invests (“Representative ETFs”) and (3) cash and cash equivalents, which, together with the Strategy Components and Representative ETFs, constitute the “Tracking Basket”. Except when aggregated in Creation Units by authorized participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of Focused Discovery Growth ETF and US Large Cap Core ESG ETF is to seek capital appreciation. The investment objective of Real Assets ESG ETF is to seek capital appreciation with a secondary objective of current income. The investment objective of Select Growth ETF is to seek long-term capital appreciation.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of

22

securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

23

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Real Assets ESG ETF) declares and pays dividends from net investment income, if any, to their shareholders quarterly and records such dividends on the ex-dividend date. Real Assets ESG ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Affiliated Sub-Adviser”), and for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

24

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount
Real Assets ESG ETF	$1
US Large Cap Core ESG ETF	3

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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K. Other Risks

ADR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each Business Day, the Funds provide certain other information intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Funds’ arbitrage mechanism will operate as intended and that the Funds will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Funds’ trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Funds’ performance.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Risk. Because Real Assets ESG ETF and US Large Cap Core ESG ETF evaluate ESG factors to assess and exclude certain investments for non-financial reasons, such Funds may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under a Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, Real Assets ESG ETF and US Large Cap Core ESG ETF may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by a Fund to evaluate such factors may not be readily available,

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complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, a Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in a Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Funds will generally fluctuate with changes in the market value of the Funds’ holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Industry Concentration Risk. Certain Funds are concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating their investments in an industry or industry group, such Funds may face more risks than if they were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which some Funds invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio securities, the Adviser or a sub-adviser (as applicable and as set forth below) applies investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results.
Market Risk. The Funds’ holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the holdings in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Transparent Actively Managed Fund Risk. Focused Discovery Growth ETF and Select Growth ETF publish each Business Day on each Fund’s website a “Substitute Basket,” which is designed to closely track the daily performance of each Fund but is not each Fund’s actual portfolio. The Substitute Basket often will include a significant percentage of the securities held in each Fund’s portfolio, but it will exclude (or modify the weightings of) certain securities held in each Fund’s portfolio, such as those securities that each Fund’s portfolio managers are actively looking to purchase or sell. Disclosure of the Substitute Basket structure may affect the price at which Shares trade in the secondary market. Although the Substitute Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Fund at or close to each Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. By trading on the basis of a published Substitute Basket, each Fund may trade at a wider bid/ask spread than ETFs that publish their full portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Substitute Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm each Fund and its shareholders, such as front running each Fund’s trades of portfolio securities. Real Assets ESG ETF and US Large Cap Core ESG ETF publish each Business Day on each Fund’s website a “Tracking Basket,” which is designed to closely track the daily performance of each Fund but is not each Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents. Each Fund also publishes

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each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of each Fund that formed the basis for each Fund’s calculation of NAV per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to each Fund’s actual portfolio in percentage terms. Given the differences between each Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of each Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread—and therefore cost investors more to trade—than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. Similarly to mutual funds and other ETFs, each Fund discloses the complete schedule of its portfolio holdings on Form N-PORT after its first and third fiscal quarters and in shareholder reports after its second and fourth fiscal quarters.

Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Real Assets ESG ETF to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Halt Risk. There may be circumstances where a security held in a Fund’s portfolio but not in the Substitute Basket or Tracking Basket does not have readily available market quotations. If the Adviser or the Affiliated Sub-Adviser determines that such circumstance may affect the reliability of the Substitute Basket or Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs, providing certain clerical, bookkeeping and other administrative services, and for each Fund, oversight of the Affiliated Sub-Adviser.

Pursuant to an Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Affiliated Sub-Adviser for each Fund, and for each Fund the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such

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proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Focused Discovery Growth ETF	0.59%
Real Assets ESG ETF	0.59%
Select Growth ETF	0.48%
US Large Cap Core ESG ETF	0.48%

The Adviser has entered into an Investment Sub-Advisory Agreement with the Affiliated Sub-Adviser for each Fund. The sub-advisory fee for these Funds is paid by the Adviser to the Affiliated Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of each Fund.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

Focused Discovery Growth ETF	$2
Real Assets ESG ETF	1
Select Growth ETF	-
US Large Cap Core ESG ETF	1

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022, for each Fund (except for Focused Discovery Growth ETF and Select Growth ETF). As of April 30, 2022, all of the securities in Focused Discovery Growth ETF and Select Growth ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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	Level 1	Level 2	Level 3	Total
Real Assets ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,482,381	$-	$-	$3,482,381
Money Market Funds	17,454	88,925	-	106,379

Total Investments	$3,499,835	$88,925	$-	$3,588,760

US Large Cap Core ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,162,071	$-	$-	$6,162,071
Money Market Funds	6,680	140,713	-	147,393

Total Investments	$6,168,751	$140,713	$-	$6,309,464

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total
Focused Discovery Growth ETF	$ 80,499	$-	$80,499
Real Assets ESG ETF	-	-	-
Select Growth ETF	25,173	-	25,173
US Large Cap Core ESG ETF	-	-	-

NOTE 6–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Focused Discovery Growth ETF	$834,683	$872,283
Real Assets ESG ETF	1,338,509	857,476
Select Growth ETF	708,188	1,285,559
US Large Cap Core ESG ETF	811,732	860,398

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Focused Discovery Growth ETF	$2,015,901	$2,004,005
Real Assets ESG ETF	984,646	-
Select Growth ETF	2,192,372	1,581,201
US Large Cap Core ESG ETF	1,131,913	996,643

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Focused Discovery Growth ETF	$ 11,431	$(132,485)	$(121,054)	$951,225
Real Assets ESG ETF	355,912	(47,562)	308,350	3,280,410
Select Growth ETF	36,273	(204,972)	(168,699)	1,284,337
US Large Cap Core ESG ETF	294,980	(637,501)	(342,521)	6,651,985

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For Focused Discovery Growth ETF and Select Growth ETF, such transactions are principally permitted in exchange for the securities and cash in each Fund’s Substitution Basket. For Real Assets ESG ETF and US Large Cap Core ESG ETF, such transactions are principally permitted in exchange for the Strategy Components included in each Fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Focused Discovery Growth ETF (IVDG)

Actual	$1,000.00	$ 730.30	0.59%	$2.53

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Invesco Real Assets ESG ETF (IVRA)

Actual	1,000.00	1,061.70	0.59	3.02

Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59	2.96
Invesco Select Growth ETF (IVSG)

Actual	1,000.00	777.90	0.48	2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41
Invesco US Large Cap Core ESG ETF (IVLC)

Actual	1,000.00	878.00	0.48	2.24

Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 17 series (each, a “Fund” and collectively, the “Funds”):

Invesco Active U.S. Real Estate ETF	Invesco Total Return Bond ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco US Large Cap Core ESG ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Variable Rate Investment Grade ETF
Invesco Focused Discovery Growth ETF	Invesco High Yield Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Real Assets ESG ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco S&P 500® Downside Hedged ETF	Invesco Short-Term Bond Factor ETF
Invesco Select Growth ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers: Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”); with respect to each of the following 16 Funds (the “Sub-Advisory Agreement”):

Invesco Active U.S. Real Estate ETF	Invesco Total Return Bond ETF
Invesco Balanced Multi-Asset Allocation ETF	Invesco US Large Cap Core ESG ETF
Invesco Conservative Multi-Asset Allocation ETF	Invesco Variable Rate Investment Grade ETF
Invesco Focused Discovery Growth ETF	Invesco High Yield Bond Factor ETF
Invesco Growth Multi-Asset Allocation ETF	Invesco Corporate Bond Factor ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF	Invesco Intermediate Bond Factor ETF
Invesco Real Assets ESG ETF	Invesco Multi-Sector Bond Income Factor ETF
Invesco Select Growth ETF	Invesco Short-Term Bond Factor ETF

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees noted that, unlike most of the other exchange-traded funds (“ETFs”) for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Adviser or Sub-Advisers, as applicable.

The Trustees reviewed information on the performance of Invesco Active U.S. Real Estate ETF, its benchmark index (FTSE NAREIT All Equity REITs Index) and the Fund’s Lipper Inc. (“Lipper”) peer group rankings (the 1st quartile being the best performers and the 4th quartile being the worst performers) for the one-year, three-year, five-year, ten-year and since-inception (November 20, 2008) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for the three-year, five-year, ten-year and since-inception periods and outperformed its

33

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

benchmark for the one-year period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year, five-year, ten-year and since-inception periods, and in the 3rd quartile of its Lipper peer group for the three-year period.

The Trustees reviewed information on the performance of Invesco Balanced Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Balanced Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Balanced Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for the one-year period and in the 3rd quartile of its Lipper peer group for the three-year and since-inception periods.

The Trustees reviewed information on the performance of Invesco Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Conservative Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for the one-year and three-year periods and ranked in the 2nd quartile of its Lipper peer group for the since-inception period.

The Trustees reviewed information on the performance of Invesco Focused Discovery Growth ETF, its benchmark index (Russell Midcap Growth Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Growth Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Growth Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Growth Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for the one-year and since-inception periods and in the 2nd quartile of its Lipper peer group for the three-year period.

The Trustees reviewed information on the performance of Invesco Moderately Conservative Multi-Asset Allocation ETF, its benchmark indexes (Custom Invesco Moderately Conservative Allocation ETF Index and S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year, three-year and since-inception (February 23, 2017) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed the Custom Invesco Moderately Conservative Allocation ETF Index for each period and underperformed the S&P 500® Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Real Assets ESG ETF, its benchmark index (S&P U.S. Canada & Mexico Real Assets Equity Index-GR) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Select Growth ETF, its benchmark index (Russell 1000® Growth Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco S&P 500® Downside Hedged ETF, its benchmark indexes (S&P 500® Dynamic VEQTOR Index, S&P 500® Index and U.S. 3-Month Treasury Bill Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (December 6, 2012) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed the S&P 500® Dynamic VEQTOR Index and

34

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

the S&P 500® Index for each period and outperformed the U.S. 3 Month Treasury Bill Index for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Total Return Bond ETF, its benchmark index (Bloomberg U.S. Aggregate Bond Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (February 10, 2016) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period. The Trustees considered that the Fund was created in connection with the purchase by Invesco of the ETFs business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on April 6, 2018 is that of its predecessor Guggenheim ETF.

The Trustees reviewed information on the performance of Invesco US Large Cap Core ESG ETF, its benchmark index (S&P 500® Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 22, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 2nd quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco Variable Rate Investment Grade ETF, its benchmark index (Bloomberg US Floating Rate Note Index) and the Fund’s Lipper peer group rankings for the one-year, three-year, five-year and since-inception (September 22, 2016) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund outperformed its benchmark for each period. The Board also noted that the Fund ranked in the 1st quartile of its Lipper peer group for each period.

The Trustees reviewed information on the performance of Invesco High Yield Bond Factor ETF, its benchmark index (Bloomberg US Corporate High Yield 2% Issuer Cap Index) and the Fund’s Lipper peer group rankings for the one-year and since-inception (December 2, 2020) periods ended December 31, 2021. Based on the information provided, the Board noted that the Fund underperformed its benchmark for each period. The Board also noted that the Fund ranked in the 3rd quartile of its Lipper peer group for each period.

The Trustees did not review the performance of Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because those Funds had not commenced operations as of December 31, 2021.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian, transfer agent and, for all Funds except Invesco S&P 500® Downside Hedged ETF, the Sub-Advisers. The Trustees noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●

0.05% of the Fund’s average daily net assets for Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Growth Multi-Asset Allocation ETF and Invesco Moderately Conservative Multi-Asset Allocation ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Corporate Bond Factor ETF;

●	0.27% of the Fund’s average daily net assets for Invesco Intermediate Bond Factor and Invesco Short-Term Bond Factor ETF;

●	0.30% of the Fund’s average daily net assets for Invesco Variable Rate Investment Grade ETF;

●	0.35% of the Fund’s average daily net assets for Invesco Active U.S. Real Estate ETF;

35

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)

●	0.39% of the Fund’s average daily net assets for Invesco S&P 500® Downside Hedged ETF, Invesco High Yield Bond Factor ETF and Invesco Multi-Sector Bond Income Factor ETF;

●	0.48% of the Fund’s average daily net assets for Invesco Select Growth ETF and Invesco US Large Cap Core ESG ETF;

●	0.50% of the Fund’s average daily net assets for Invesco Total Return Bond ETF; and

●	0.59% of the Fund’s average daily net assets for Invesco Focused Discovery Growth ETF and Invesco Real Assets ESG ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF peers, open-end index peer funds and open-end actively-managed peer funds, as applicable, as illustrated in the table below.

Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open- End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median

Invesco Active U.S. Real Estate ETF	N/A		X

Invesco Balanced Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Focused Discovery Growth ETF	X		X

Invesco Growth Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Moderately Conservative Multi-Asset Allocation ETF	N/A	N/A	X

Invesco Real Assets ESG ETF	N/A	N/A	X

Invesco S&P 500® Downside Hedged ETF	X	N/A	X

Invesco Select Growth ETF	X	X	X

Invesco Total Return Bond ETF

Invesco US Large Cap Core ESG ETF	X		X

Invesco Variable Rate Investment Grade ETF

Invesco High Yield Bond Factor ETF	X	X	X

Invesco Corporate Bond Factor ETF	X		X

Invesco Intermediate Bond Factor ETF	X		X

Invesco Multi-Sector Bond Income Factor ETF	X	N/A	X

Invesco Short-Term Bond Factor ETF	X		X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the Invesco Total Return Bond ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have investment strategies comparable to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

36

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. (The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF because the Funds had not yet commenced operations as of December 31, 2021.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Focused Discovery Growth ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Select Growth ETF, Invesco Total Return Bond ETF, Invesco US Large Cap Core ESG ETF, Invesco Variable Rate Investment Grade ETF, Invesco High Yield Bond Factor ETF, Invesco Corporate Bond Factor ETF, Invesco Intermediate Bond Factor ETF, Invesco Multi-Sector Bond Income Factor ETF and Invesco Short-Term Bond Factor ETF (each such Fund, a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”) at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided or to be provided to each Sub-Advised Fund under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Active U.S. Real Estate ETF’s, Invesco Balanced Multi-Asset Allocation ETF’s, Invesco Conservative Multi-Asset Allocation ETF’s, Invesco Focused Discovery Growth ETF’s, Invesco Growth Multi-Asset Allocation ETF’s, Invesco Moderately Conservative Multi-Asset Allocation ETF’s, Invesco Real Assets ESG ETF’s, Invesco Select Growth ETF’s, Invesco Total Return Bond ETF’s, Invesco US Large Cap Core ESG ETF’s, Invesco Variable Rate Investment Grade ETF’s and Invesco High Yield Bond Factor ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of such Sub-Advised Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to each Sub-Advised Fund under the Sub-Advisory Agreement were appropriate and reasonable.

37

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Sub-Advised Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees reviewed the financial statements provided by Invesco Advisers, Inc. in connection with the April 6, 2022 meeting, and they noted the net income generated by the firm. The Trustees noted that the Adviser compensates the Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Active U.S. Real Estate ETF, Invesco Balanced Multi-Asset Allocation ETF, Invesco Conservative Multi-Asset Allocation ETF, Invesco Focused Discovery Growth ETF, Invesco Growth Multi-Asset Allocation ETF, Invesco Moderately Conservative Multi-Asset Allocation ETF, Invesco Real Assets ESG ETF, Invesco Select Growth ETF, Invesco Total Return Bond ETF, Invesco US Large Cap Core ESG ETF, Invesco Variable Rate Investment Grade ETF and Invesco High Yield Bond Factor ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for each Sub-Advised Fund, the Trustees considered the extent to which economies of scale may be realized as the Sub-Advised Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for each Sub-Advised Fund were reasonable in relation to the asset size (if any) of the Sub-Advised Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees considered that Invesco Advisers, Inc. may participate in soft-dollar arrangements for certain Funds, but that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Sub-Advised Funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the Sub-Advised Funds. The Board concluded that the sub-advisory fee with respect to each Sub-Advised Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for each Sub-Advised Fund. No single factor was determinative in the Board’s analysis.

38

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-6	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

   Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section  302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Fund Trust

By:     /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Anna Paglia

Name: Anna Paglia

Title:   President

Date: July 6, 2022

By:      /s/ Kelli Gallegos

Name: Kelli Gallegos

Title:   Treasurer

Date: July 6, 2022